UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 - 03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the six-month period ended March 31, 2012

Lord Abbett Municipal Income Fund Semiannual Report
For the six-month period ended March 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 through March 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 10/1/11 -3/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A*
Actual	$1,000.00	$1,012.50	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.03
Class C*
Actual	$1,000.00	$1,009.20	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.69	$6.36
Class F*
Actual	$1,000.00	$1,013.00	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.53
Class I*
Actual	$1,000.00	$1,013.40	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.01	$2.02

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.60% for Class A, 1.26% for Class C, 0.50% for Class F and 0.40% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

*

The annualized expenses of each class have been restated (0.61% for Class A, 1.27% for Class C, 0.51% for Class F and 0.41% for Class I). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$3.07	$3.08
Class C	$6.38	$6.41
Class F	$2.57	$2.58
Class I	$2.06	$2.07

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	8.79%
AA+	12.31%
AA	12.73%
AA-	13.04%
A+	14.09%
A	9.78%
A-	7.96%
BBB+	5.14%

S&P or Moody’s(a)	%*
BBB	6.68%
BBB-	2.63%
BB+	0.03%
BB	3.49%
B+	0.63%
NR	2.70%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A*
Actual	$1,000.00	$1,039.70	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.34
Class B*
Actual	$1,000.00	$1,035.60	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.36
Class C*
Actual	$1,000.00	$1,035.30	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.33	$6.71
Class F*
Actual	$1,000.00	$1,039.30	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.83
Class I*
Actual	$1,000.00	$1,039.60	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.72	$2.33
Class P*
Actual	$1,000.00	$1,037.60	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.50

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.66% for Class A, 1.46% for Class B, 1.33% for Class C, 0.56% for Class F, 0.46% for Class I and 0.89% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

*

The annualized expenses of each class have been restated (0.67% for Class A, 1.47% for Class B, 1.34% for Class C, 0.57% for Class F, 0.47% for Class I and 0.92% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$3.42	$3.39
Class B	$7.48	$7.42
Class C	$6.82	$6.76
Class F	$2.91	$2.88
Class I	$2.40	$2.38
Class P	$4.69	$4.65

Intermediate Tax Free Fund (concluded)

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	6.85%
AA+	9.30%
AA	14.77%
AA-	16.03%
A+	14.77%
A	7.54%
A-	7.13%
BBB+	3.04%
BBB	4.89%
BBB-	6.13%
BB+	0.74%
BB	1.25%
B+	0.84%
B	1.17%
B-	1.36%
CCC+	0.11%
NR	4.08%
Money Market Mutual Funds	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/30/12

Class A*
Actual	$1,000.00	$1,067.30	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.37	$2.68
Class C*
Actual	$1,000.00	$1,063.10	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.61
Class F*
Actual	$1,000.00	$1,067.10	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17
Class I*
Actual	$1,000.00	$1,068.50	$1.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.45	$1.57

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.53% for Class A, 1.31% for Class C, 0.43% for Class F and 0.31% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

*

The annualized expenses of each class have been restated (0.55% for Class A, 1.35% for Class C, 0.45% for Class F and 0.35% for Class I). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$2.84	$2.78
Class C	$6.96	$6.81
Class F	$2.33	$2.28
Class I	$1.81	$1.77

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	0.88%
AA+	5.52%
AA	7.67%
AA-	17.06%
A+	15.61%
A	17.35%
A-	9.95%
BBB+	4.49%
BBB	5.96%

S&P or Moody’s(a)	%*
BBB-	5.24%
BB+	1.64%
BB	1.36%
BB-	0.19%
B+	1.03%
B	0.90%
B-	2.44%
NR	2.71%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A
Actual	$1,000.00	$1,072.50	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.09
Class B
Actual	$1,000.00	$1,069.00	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.95	$8.12
Class C
Actual	$1,000.00	$1,069.10	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.26
Class F
Actual	$1,000.00	$1,073.10	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.59
Class I
Actual	$1,000.00	$1,073.70	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.61% for Class B, 1.44% for Class C, 0.71% for Class F and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	3.56%
AA+	10.45%
AA	15.05%
AA-	9.03%
A+	11.75%
A	8.33%
A-	8.19%
BBB+	3.30%
BBB	5.29%
BBB-	5.74%
BB+	1.67%

S&P or Moody’s(a)	%*
BB	1.94%
BB-	0.59%
B+	1.74%
B	2.14%
B-	3.04%
CCC+	0.44%
CC	0.01%
NR	7.74%
Money Market Mutual Funds	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A
Actual	$1,000.00	$1,062.90	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	$4.39
Class B
Actual	$1,000.00	$1,059.00	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.83	$8.22
Class C
Actual	$1,000.00	$1,059.60	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.49	$7.57
Class F
Actual	$1,000.00	$1,062.50	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.89
Class I
Actual	$1,000.00	$1,063.80	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.39
Class P
Actual	$1,000.00	$1,061.90	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.45

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.87% for Class A, 1.63% for Class B, 1.50% for Class C, 0.77% for Class F, 0.67% for Class I and 1.08% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	1.17%
AA+	6.57%
AA	9.96%
AA-	3.32%
A+	3.25%
A	1.48%
A-	1.61%
BBB+	3.56%
BBB	5.06%
BBB-	5.91%
BB+	4.47%

S&P or Moody’s(a)	%*
BB	2.44%
BB-	1.45%
B+	2.89%
B	5.64%
B-	10.46%
CCC+	0.89%
Caa3	0.29%
CC	0.10%
NR	29.48%
Money Market Mutual Funds	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A
Actual	$1,000.00	$1,072.90	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.19
Class C
Actual	$1,000.00	$1,070.50	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.72	$7.36
Class F
Actual	$1,000.00	$1,073.40	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.69
Class I
Actual	$1,000.00	$1,073.90	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.23

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.46% for Class C, 0.73% for Class F and 0.64% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	1.89%
AA+	2.14%
AA	20.06%
AA-	9.34%
A+	16.65%
A	20.21%
A-	5.49%
BBB+	7.64%
BBB	3.66%

S&P or Moody’s(a)	%*
BBB-	2.27%
BB+	1.47%
BB	1.08%
B+	0.89%
B	0.38%
B-	1.83%
NR	5.00%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A
Actual	$1,000.00	$1,066.60	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.19
Class F
Actual	$1,000.00	$1,067.10	$3.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.69
Class I
Actual	$1,000.00	$1,065.50	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.08

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 0.73% for Class F and 0.61% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period.)

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	4.58%
AA+	3.89%
AA	14.26%
AA-	11.38%
A+	22.56%
A	6.99%
A-	1.04%
BBB+	9.00%
BBB	5.31%

S&P or Moody’s(a)	%*
BBB-	7.70%
BB	1.85%
B+	2.85%
B	2.52%
B-	0.22%
NR	5.85%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	10/1/11	3/31/12	10/1/11 - 3/31/12

Class A
Actual	$1,000.00	$1,054.90	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.29
Class C
Actual	$1,000.00	$1,051.70	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.61	$7.47
Class F
Actual	$1,000.00	$1,055.40	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.74
Class I
Actual	$1,000.00	$1,055.30	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.18

†

For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.85% for Class A, 1.48% for Class C, 0.74% for Class F and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating
March 31, 2012

S&P or Moody’s(a)	%*
AAA	10.26%
AA+	8.58%
AA	10.96%
AA-	20.49%
A+	8.04%
A	6.49%
A-	8.54%
BBB+	5.62%
BBB	1.71%

S&P or Moody’s(a)	%*
BBB-	6.48%
BB+	2.78%
BB	0.37%
BB-	0.64%
B+	0.64%
B-	1.65%
NR	6.75%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 73.50%

Corporate-Backed 3.30%
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A	$10,000	$10,267,700
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%	#	2/1/2019	BBB	4,000	4,078,680
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	BBB	2,000	2,165,680
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1	7,500	7,736,025
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%		6/1/2017	A+	2,590	2,775,574
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2015	A+	5,275	5,751,807
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2017	A+	3,050	3,458,547
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.94%	#	6/1/2013	A+	5,000	5,029,500
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%		12/1/2029	BBB	4,000	4,053,040
Gulf Coast TX Wst Disp Auth US Steel Corp Pj	5.75%		9/1/2017	BB	6,850	7,041,526
Mobile AL Indl Dev Brd Pollutn Ctrl AL Pwr Co Rmkt(a)	1.65%		6/1/2034	A	3,000	2,987,220
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB	4,250	4,357,950
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%		1/1/2018	A	10,000	11,572,300

Total						71,275,549

Education 3.56%
CA St Univ Rev Systemwide Ser A	5.00%		11/1/2020	Aa2	5,000	6,040,800
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%		12/1/2014	A+	700	748,650
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%		12/1/2013	A+	550	586,273
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%		4/1/2013	NR	4,250	4,254,972
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%		7/1/2036	Aa1	5,250	5,383,455
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A	1,595	1,646,056
MA St Hlth & Edl Facs Auth Amherst College Ser K-2	1.70%		11/1/2038	AAA	5,000	5,050,700

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA	$14,000	$14,592,340
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa1	1,000	1,083,860
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A2	4,000	4,283,520
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,773,818
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%		7/1/2014	A-	2,000	2,150,940
SC Edl Facs Auth Furman Univ	4.00%		10/1/2015	A1	1,000	1,089,010
Univ of CA Rev Ser AB	5.00%		5/15/2020	Aa1	7,160	8,785,320
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2014	AAA	1,400	1,537,270
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,083,130
Virginia College Bldg Auth VA 21st Century College & Equip Ser A	5.00%		2/1/2019	AA+	10,415	12,605,691
Wayne St Univ MI Rev Ser A	5.00%		11/15/2015	Aa2	3,975	4,390,149

Total						77,085,954

General Obligation 14.64%
AK Muni Bd Bk Auth Ser A1	3.00%		3/1/2014	Aa2	1,000	1,048,590
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%		11/1/2013	A+	7,210	7,700,496
Bedford Pk Vlg IL (AG)	5.00%		12/1/2013	AA-	1,275	1,352,992
Boston MA Ser A	5.00%		4/1/2014	Aaa	1,500	1,636,110
CA St	5.00%		9/1/2018	A1	7,500	8,866,650
CA St Var Purp	5.00%		9/1/2018	A1	3,750	4,433,325
Centennial Auth NC Rev (AG)	5.00%		9/1/2014	Aa2	3,460	3,742,786
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%		12/1/2014	AA-	2,255	2,480,996
Chicago IL Ser A (AGM)	5.00%		1/1/2017	AA-	9,000	9,865,710
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%		6/15/2016	AA	7,500	8,633,100
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%		6/15/2016	AA	7,370	7,819,865
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%		12/1/2014	Aa3	1,690	1,829,273
Cook Cnty IL Ser A	5.00%		11/15/2017	AA	5,010	5,815,808
Cook Cnty IL Ser A (AMBAC)	5.00%		11/15/2014	AA	1,000	1,101,930
Cook Cnty IL Ser C	5.00%		11/15/2021	AA	5,900	6,762,521
CT St Ser A (SIFMA)	1.11%	#	5/15/2018	AA	4,000	3,999,960
CT St Ser D	5.00%		11/1/2014	AA	500	556,945
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%		12/1/2014	AA	3,500	3,769,955
Detroit MI Dist St Aid	5.00%		11/1/2015	AA	6,775	7,485,156

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	$1,500	$1,646,760
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,107,450
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	275,773
Frederick Cnty MD Pub Facs	4.00%	8/1/2018	AA+	6,820	7,961,600
Harris Cnty TX Ser A	5.00%	10/1/2019	AAA	4,600	5,645,396
Harris Cnty TX Ser A	5.00%	10/1/2020	AAA	4,800	5,923,680
Hartford CT	5.625%	2/1/2013	A1	590	615,565
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,921,605
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,719,431
Houston TX Ser A	5.00%	3/1/2018	AA	7,365	8,835,643
Hudson Cnty NJ	2.00%	12/7/2012	NR	20,000	20,190,800
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA-	7,000	7,910,140
IL St Ser A	3.00%	1/1/2018	A+	10,000	10,185,000
IL St Ser A	5.00%	10/1/2017	A+	5,675	5,943,655
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	10,076,818
Kansas City MO Ser A	4.00%	2/1/2018	AA	9,000	10,223,460
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,150,690
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AA-	500	524,835
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	Aa2	500	544,100
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	77,927
Miami-Dade Cnty FL Seaport Ser C	4.25%	10/1/2017	Aa2	6,320	7,136,797
MN St Hwy & Var Purp	5.00%	8/1/2014	AA+	1,200	1,327,320
MN St Ser A	5.00%	10/1/2017	AA+	8,675	10,452,594
OH St Common Sch Ser A	5.00%	9/15/2018	AA+	6,200	7,477,944
OH St Common Sch Ser C	5.00%	9/15/2014	AA+	8,525	9,441,437
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,110,730
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	12,815,082
Pittsburgh PA Pub Schs Dist Ser A(a)	4.00%	9/1/2018	Aa3	7,090	7,979,724
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	7,500	7,744,875
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	10,000	9,995,500
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	Baa1	4,025	4,345,108

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Ramsey Cnty MN Cap Impt Ser B	5.00%		2/1/2016	AAA	$4,785	$5,524,857
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	5,797,440
San Francisco CA City & Cnty Ser R1	5.00%		6/15/2018	AA	8,725	10,554,283
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,104,360
Territory of Guam Ser A	5.75%		11/15/2014	B+	2,540	2,580,792
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,932,243
Waterbury CT (AG)	4.00%		9/1/2014	AA-	1,700	1,800,963
Williamson Cnty TX Limited Tax	4.00%		2/15/2018	AAA	3,000	3,423,090
Williamson Cnty TX Limited Tax	4.00%		2/15/2019	AAA	5,000	5,738,500
Woonsocket RI	7.125%		6/15/2016	Ba2	4,000	4,088,880

Total						316,755,015

Health Care 13.46%
AL Hlthcare Auth For Baptist Ser A	6.00%		11/15/2036	A3	2,000	2,010,420
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%		11/15/2016	NR	10,000	10,006,200
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2012	B+	5,815	5,820,582
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	B+	2,000	1,972,240
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	9,440	10,378,997
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.24%	#	5/15/2038	Aa3	4,000	4,001,680
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%		1/1/2014	AA-	2,000	2,141,720
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%		11/15/2012	Baa2	2,150	2,177,477
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,158,360
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,778,635
CA Hlth Facs Fing Auth Lucile Salter Packard Children’s Hosp	1.45%	#	8/15/2023	Aa3	3,500	3,439,065
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%		8/15/2014	AA-	1,205	1,326,560
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2013	BBB	1,160	1,195,763
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2014	BBB	1,220	1,292,468

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB		$1,075	$1,127,245
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+		13,150	13,754,768
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+		2,025	2,036,259
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB-		800	845,312
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		2,275	2,513,966
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,153,500
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,077,280
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,305,132
CO Hlth Facs Auth Rev Total Long Term Care Natl Ser A	4.25%	11/15/2015	BBB-	(c)	1,175	1,220,426
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2018	A+		2,705	3,140,965
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2019	A+		2,835	3,295,602
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,209,429
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,178,594
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	AA+		7,625	8,477,780
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(c)	2,965	3,113,280
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(c)	2,950	3,151,426
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,812,305
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,234,510
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,211,873
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		300	300,564
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,152,255
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,006,340
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,189,120

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA	$3,380	$3,627,517
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-2	1.60%	11/15/2036	AA+	11,500	11,431,000
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	AA	10,900	11,852,987
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-	3,680	3,812,480
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-	3,600	3,720,780
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-	2,855	2,939,794
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA	10,000	10,475,800
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,710,434
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BB+	575	579,111
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	3,000	3,247,170
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	3,047,730
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	3,240	3,193,603
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA-	1,335	1,464,295
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA-	565	632,857
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,268,173
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,349,784
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,066,550
Newport Beach CA Rev Hoag Mem Hosp Presbyterian Ser D	5.00%	12/1/2038	AA	3,000	3,108,810
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,025,600
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2016	BBB-	3,160	3,408,502
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2017	BBB-	3,850	4,160,541
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,207,284

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A3	$2,035	$2,078,793
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	4,040	4,628,386
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	430,132
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,311,581
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA-	2,420	2,587,658
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,669,475
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,780,325
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,500	6,199,985
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%	12/1/2016	BB	1,750	1,909,793
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%	12/1/2017	BB	1,750	1,929,498
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%	12/1/2018	BB	1,800	2,023,812
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,780,236
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,120,377
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,084,450
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,643,160
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,000	5,891,700
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,570,804
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,219,750
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	5.125%	8/15/2027	A3	9,000	10,121,400
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,374,334
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	A-	5,000	5,249,200

Total					291,143,749

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing 0.38%
CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%		8/1/2014	Aa1	$3,220	$3,233,910
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%		11/1/2013	NR	5,000	5,002,300

Total						8,236,210

Lease Obligations 9.97%
Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%		9/1/2014	AA-	1,500	1,692,600
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%		7/1/2014	Aa2	3,500	3,725,785
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		10/1/2013	A2	3,945	4,180,477
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%		10/1/2014	A2	14,175	15,508,017
CA St Pub Wrks Brd Var Cap Pj Ser G-1(a)	5.00%		4/1/2018	A2	2,800	3,205,720
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2014	A	5,320	5,734,268
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2015	A	5,420	5,956,201
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%		12/1/2013	AA	1,700	1,827,058
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	2,043,218
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%		1/1/2014	Aa2	4,205	4,538,078
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AA-	5,500	6,099,720
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,924,913
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,114,178
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,248,342
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2014	A+	6,360	6,724,873
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		6/1/2015	A+	4,595	5,074,213
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		12/1/2015	A+	4,195	4,691,814
MA St Ser A	0.85%	#	2/1/2015	AA+	2,500	2,525,400

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%		7/1/2014	AA+	$3,000	$3,242,310
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%		5/1/2013	A+	1,495	1,567,358
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2014	Aa2	4,050	4,344,516
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2014	Aa3	2,000	2,186,760
MI St Fin Auth Rev Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,262,565
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	6,136,611
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%		1/15/2014	AA-	3,000	3,240,660
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,602,300
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%		3/1/2014	A+	2,625	2,850,487
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,999,147
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%		9/1/2014	AA-	2,975	3,269,436
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2015	A+	3,150	3,391,605
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%		12/15/2016	A+	1,225	1,450,694
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%		12/15/2014	AA-	2,910	3,285,215
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%		7/1/2014	AA-	1,425	1,531,049
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	7,075	7,656,565
NY St Dorm Auth Rev Ser B	5.25%		11/15/2023	AA-	10,000	10,057,500
NY St Thwy Auth Loc Hwy & Brdg	5.00%		4/1/2018	AA-	7,500	8,970,300
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%		8/1/2032	Aa3	2,500	2,870,700
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%		7/1/2036	Baa1	5,710	5,764,873
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	Baa1	4,145	4,634,151
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.19%	#	3/1/2040	Aa3	3,550	3,559,372
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,088,140
San Francisco CA City & Cnty Ser B COP	5.00%		9/1/2017	AA-	12,640	14,736,597

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	$2,670	$2,966,103
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%		12/1/2013	AA-	1,000	1,066,640
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%		1/15/2014	Aa2	2,705	2,903,926
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%		9/1/2014	AA+	3,270	3,495,565
Weber UT Muni Bldg Auth	4.00%		12/15/2013	AA-	1,770	1,853,597

Total						215,799,617

Other Revenue 5.36%
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%		1/1/2015	Ba2	1,580	1,649,899
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%		6/15/2013	A1	5,000	5,268,800
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%		7/1/2015	AAA	3,200	3,586,496
FL St Brd of Ed Lottery Rev Ser B	5.00%		7/1/2014	AAA	5,000	5,462,050
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%		12/1/2013	A+	1,635	1,737,515
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%		7/1/2042	A	10,000	10,298,900
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%		2/1/2014	BBB	4,000	4,177,920
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%		6/1/2022	A1	4,040	4,637,354
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%		6/1/2043	BBB-	10,000	10,378,400
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%		12/1/2013	BBB	3,000	3,043,350
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2014	BBB	4,060	4,266,207
Minneapolis MN Rev National Marrow Donor Pg	4.00%		8/1/2015	BBB	4,535	4,787,781
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%		5/1/2013	BBB+	5,000	5,253,500
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%		7/1/2017	A	6,175	7,128,914
NJ Econ Dev Auth El Dorado Ser A	0.65%	#	12/1/2021	BBB-	5,000	5,000,000
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%		12/1/2038	BBB	3,000	3,109,380
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%		12/1/2037	BBB	12,000	12,437,520

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	$3,000	$3,290,670
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,278,100
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	10,264,700

Total					116,057,456

Special Tax 0.25%
Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,350,677

Tax Revenue 2.96%
AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,814,385
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,154,676
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,775,299
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	Aaa	1,130	1,251,904
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,270,081
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,194,324
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,023,880
MA St Spl Oblig Rev Fed Hwy Grant Antic
Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,842,800
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser E	5.00%	11/1/2016	AAA	5,500	6,486,810
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,800,410
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,789,523
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2017	AAA	10,000	11,825,100
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	2,940	3,148,475
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA-	750	773,977
Tallahassee FL Blueprint 2000 Intergovtl Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,206,743
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,254,912
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,509,153

Total					64,122,452

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco 1.29%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1	$5,500	$5,825,105
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2016	A	2,500	2,836,000
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2017	A	3,190	3,672,296
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A	5.00%	6/1/2017	AA-	5,850	6,821,451
Railsplitter IL Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,000	8,813,520

Total					27,968,372

Transportation 5.13%
Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,957,933
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,161,400
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,696,150
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,666,081
Denver CO City & Cnty Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,457,807
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	BBB	3,450	3,580,996
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	BBB	6,550	6,798,703
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2017	AA	2,000	2,353,360
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,089,680
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%	7/1/2017	A	1,500	1,744,740
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,782,287
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,543,435
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	79,617
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,113,660
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,413,100
NC St Grant Antic	4.00%	3/1/2023	AA	10,000	11,211,000
NJ St Transn Tr Fd Auth Grant Antic Bds
Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,318,367
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	A+	5,000	5,558,350

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	$5,000	$5,677,600
NY St Thwy Auth Secd Ser A-1	5.00%	4/1/2018	AA	3,405	4,072,516
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,613,198
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	893,467
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,502,882
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA-	5,000	5,447,250
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,140,440
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2017	A+	1,225	1,411,372
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2018	A+	1,280	1,488,525
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	6,345	8,037,021
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	79,346

Total					110,890,283

Utilities 13.20%
Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA-	1,875	2,040,975
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,784,651
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle Pj	1.40%	11/1/2048	A	4,000	4,011,680
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,297,642
Central Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	B	3,050	3,214,212
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA-	2,500	2,647,350
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,346,552
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aa1	180	191,011
Escambia Cnty FL Solid Wst Disp Gulf Pwr Co Pj(a)	1.35%	4/1/2039	A3	7,500	7,504,575
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,454,400
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,642,937
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	BBB+	5,000	5,095,550
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	BBB+	2,100	2,215,773

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%	3/1/2030	A1	$12,750	$12,851,745
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%	2/1/2033	A1	4,000	4,112,520
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,063,690
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	11,009,800
Indianapolis IN Util Dist Ser B (NPFGC) (FGIC)	4.00%	6/1/2014	AA-	3,535	3,749,893
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,132,986
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,098,350
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,790	3,027,624
Long Island NY Pwr Auth Ser A	4.00%	5/1/2018	A-	3,940	4,400,586
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA-	4,410	4,606,906
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A(a)	1.65%	10/1/2033	A2	6,000	6,025,860
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA	5,000	5,204,400
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA	9,505	10,371,571
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	BBB	2,500	2,508,875
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%	7/1/2018	A+	4,415	5,242,592
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,031,639
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2018	A	3,145	3,665,435
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	7,000	8,293,810
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	BBB	5,000	5,413,850
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,104,450
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	51,725
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,392,850
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%	12/1/2015	BBB+	10,000	10,255,100
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	Baa1	3,500	3,668,210
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	5,400	6,107,076
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa2	5,000	5,054,500

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	$4,000	$4,141,320
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,023,380
Peninsula VA Ports Auth Dominion Term Assoc Pj	2.375%	10/1/2033	A-	5,000	5,095,300
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,261,300
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.00%	7/1/2019	Baa2	6,500	7,062,250
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,095,000
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A-	10,000	10,137,200
SC St Pub Svc Auth Santee Cooper Ser B	4.00%	12/1/2019	AA-	7,500	8,628,975
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,020,650
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1	5.00%	7/1/2022	AA-	7,225	8,515,385
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,580,400
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	A2	3,615	3,772,506
TN Enrg Acq Corp Ser A	5.25%	9/1/2018	A2	5,755	6,370,267
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A2	10,445	11,629,358
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,278,504
Truckee Meadows NV Wtr Auth	5.00%	7/1/2015	Aa2	5,000	5,561,650
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	7,900	8,068,270
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,062,640
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A1	4,000	4,227,120
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,108,420

Total					285,533,246

Total Municipal Bonds (cost $1,550,608,948)					1,590,218,580

SHORT-TERM INVESTMENTS 26.19%

Municipal Bond 0.12%
General Obligation
Newburgh NY (cost $2,530,000)	5.00%	11/2/2012	NR	2,530	2,530,000

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Variable Rate Demand Notes 26.07%

Corporate-Backed 1.67%
Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.17%	4/5/2012	1/1/2014	NR		$1,000	$1,000,000
MS Business Fin Corp Grand Alliance LLC Pj	0.87%	4/5/2012	1/1/2033	BBB-		12,275	12,275,000
St. James Parish LA Pollutn Ctrl Texaco Pj Ser B Rmkt	0.19%	4/2/2012	7/1/2012	Aa1		22,755	22,755,000

Total							36,030,000

Education 2.15%
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.17%	4/5/2012	2/1/2029	Ba2		1,535	1,535,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.64%	4/5/2012	10/1/2028	BBB-	(c)	2,950	2,950,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.97%	4/5/2012	12/1/2020	Ba2		4,735	4,735,000
NE Edl Fin Auth Rev Creighton Univ Pj Ser B	0.23%	4/2/2012	12/15/2012	A3		2,180	2,180,000
NH St Hlth & Ed Facs Auth Univ Sys Ser A-1 Rmkt	0.23%	4/2/2012	7/1/2035	A+		13,850	13,850,000
NH St Hlth & Ed Facs Auth Univ Sys Ser B	0.35%	4/2/2012	7/1/2033	Aa3		16,365	16,365,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.44%	4/5/2012	7/1/2016	A		5,000	5,000,000

Total							46,615,000

General Obligation 5.43%
CA St Ser B Sub Ser B-6	0.34%	4/2/2012	5/1/2040	AAA		20,910	20,910,000
Chicago IL Ser F Rmkt	0.38%	4/2/2012	1/1/2042	A+		19,800	19,800,000
IL St Ser B	2.90%	4/4/2012	10/1/2033	A+		17,900	17,900,000
New York City NY Ser A-4	0.27%	4/2/2012	8/1/2038	AAA		11,500	11,500,000
New York City NY Sub Ser A-5	0.32%	4/2/2012	8/1/2015	A1		5,915	5,915,000
New York City NY Sub Ser H-2	0.31%	4/2/2012	1/1/2036	BBB+		26,485	26,485,000
Puttable Floating Option Rcpts COP MT-690 (NPFGC)†	0.60%	4/5/2012	7/16/2023	A2		11,995	11,995,000
San Antonio TX Higher Ed Facs Corp Trinity Univ	0.25%	4/2/2012	6/1/2033	AA		3,000	3,000,000

Total							117,505,000

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care 7.45%
Albany-Dougherty Cnty GA Hosp Auth Ser B	0.54%	4/2/2012	9/1/2032	BBB	$27,360	$27,360,000
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.30%	4/2/2012	5/15/2030	AAA	8,000	8,000,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	0.87%	4/5/2012	7/1/2034	Ba2	4,150	4,150,000
IL Fin Auth Rev Univ Chicago Med Ser D-2	0.25%	4/2/2012	8/1/2043	AAA	21,500	21,500,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.15%	4/4/2012	9/1/2027	BB	16,265	16,265,000
New Hanover Cnty NC Hosp Rev New Hanover Regl Med Ctr Ser B	0.18%	4/4/2012	10/1/2038	AAA	4,200	4,200,000
NJ Hlthcare Facs Fing Auth Christian Hlthcare Ctr	0.44%	4/5/2012	7/1/2038	A-	9,280	9,280,000
Oakbend Med Ctr TX Hosp Rev	0.58%	4/2/2012	12/1/2038	Ba2	17,130	17,130,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.28%	4/2/2012	7/1/2036	A3	20,835	20,835,000
Puttable Floating Option Rcpts MT-641†	0.60%	4/5/2012	7/1/2022	A2	23,645	23,645,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.38%	4/2/2012	10/1/2020	A-	7,500	7,500,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	1.21%	4/4/2012	2/1/2022	A3	1,340	1,340,000

Total						161,205,000

Housing 0.15%
Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.07%	4/5/2012	7/1/2018	BBB-	3,140	3,140,000

Lease Obligations 1.47%
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A GTD	0.55%	4/2/2012	6/1/2032	Aa1	31,750	31,750,000

Other Revenue 3.94%
CA St Infrastr & Econ Dev Bk Los Angeles Museum A	0.20%	4/2/2012	9/1/2037	Aa1	20,200	20,200,000
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser A	0.20%	4/2/2012	6/1/2038	Aa1	3,000	3,000,000

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
SHORT DURATION TAX FREE FUND March 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.25%	4/2/2012	6/1/2038	A1	$4,250	$4,250,000
LA Pub Facs Auth Dynamic Fuels LLC Pj	0.19%	4/2/2012	10/1/2033	Aa1	17,060	17,060,000
MS Business Fin Corp Vly Svcs Inc Ser A	0.87%	4/5/2012	7/1/2023	Ba2	9,745	9,745,000
New York City NY Tr Cultural Res Lincoln Ctr Ser A2	0.24%	4/2/2012	12/1/2035	AAA	9,845	9,845,000
St. Charles Parish LA Pollutn Ctrl Shell Oil Co Pj Ser B	0.21%	4/2/2012	10/1/2022	AA	11,850	11,850,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	1.07%	4/5/2012	8/1/2026	BBB+	9,400	9,400,000

Total						85,350,000

Tax Revenue 1.93%
Chicago IL Sales Tax Rev Rmkt	0.20%	4/2/2012	1/1/2034	AAA	19,785	19,785,000
MidCities CO Metro Dist No 1 Spl Rev Ser A	0.62%	4/5/2012	12/1/2020	AA-	6,980	6,980,000
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B-3	0.16%	4/4/2012	11/1/2028	AAA	15,000	15,000,000

Total						41,765,000

Transportation 0.74%
Triborough NY Bridge & Tunnel Auth Ser B-2A Rmkt	0.20%	4/2/2012	1/1/2032	Aa1	16,000	16,000,000

Utilities 1.14%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.27%	4/2/2012	6/1/2036	AA+	16,620	16,620,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.27%	4/2/2012	6/1/2036	AA+	8,150	8,150,000

Total						24,770,000

Total Variable Rate Demand Notes (cost $564,130,000)						564,130,000

Total Short-Term Investments (cost $566,660,000)						566,660,000

Total Investments in Securities 99.69% (cost $2,117,268,948)						2,156,878,580

Cash and Other Assets in Excess of Liabilities 0.31%						6,742,432

Net Assets 100.00%						$2,163,621,012

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 95.97%

Corporate-Backed 4.79%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$4,300	$3,999,903
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		1,500	1,524,150
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,512,475
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	4,127,560
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	Baa1		1,000	1,063,680
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,438,440
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,300	3,570,699
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(e)	9.00%	5/1/2029	NR		4,000	1,620,000
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,741,986
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-		10,000	10,785,500
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+		7,000	7,836,010
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+		12,600	14,336,280
IN St Fin Auth Envr US Steel Corp	6.00%	12/1/2019	BB		5,000	5,233,550
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	913,700
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,998,837
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		6,605	7,478,974
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,784,410
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,407,225
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		3,000	2,596,350
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(c)	750	777,810

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(c)	$1,000	$1,048,710
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,128,240
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,253,150
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,829,540
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	1,004,140
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,370,750
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		6,045	6,067,064
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	3,012,210
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,437,608
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-		2,450	2,586,441
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT(e)	7.75%	6/1/2035	NR		2,500	2,106,250
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A		2,800	3,248,700
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A		10,000	11,602,500
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,808,100
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A		6,000	7,076,520

Total						149,327,462

Education 4.33%
Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A		1,760	2,027,045
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,204,533
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-		3,465	3,796,912
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-		2,090	2,363,079
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,115,140

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	$15,000	$17,480,400
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+	1,000	1,075,270
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,127,040
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,139,066
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,681,650
FL St Brd of Governors Univ Sys Ser A	3.50%	10/1/2028	Aa3	3,140	3,010,444
FL St Brd of Governors Univ Sys Ser A	4.00%	10/1/2030	Aa3	3,365	3,367,625
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	2,025,650
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	2,028,320
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,446,125
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	931,230
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	6,025,150
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,524,538
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,700	2,735,613
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR	250	100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,338,209
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,194,637
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,139,760
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	767,856
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	553,845
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,280,058
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA-	4,270	4,518,941
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,945,521
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	2,805	3,170,379
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,620,525

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	$1,000	$1,154,860
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,464,124
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,309,022
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,211,220
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,902,596
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	4,207,068
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,099,508
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,993,700
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,757,448
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	Aa1	1,000	1,179,580
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,030	2,449,459
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,306,708
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,230,332
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	6,127,100
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA-	3,980	4,609,119

Total					134,736,405

General Obligation 20.12%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	NR	875	1,016,969
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	NR	730	854,947
Anchorage AK Schs Ser B (NPFGC)(FGIC)	5.00%	10/1/2020	AA	5,000	5,755,050
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,659,238
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,043,601
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,523,036
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,149,590
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,687,950
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,204,934
CA St	5.00%	8/1/2018	A1	3,000	3,435,690
CA St	5.00%	2/1/2021	A1	20,940	24,465,668

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
CA St	5.00%	9/1/2021	A1	$8,955	$10,517,737
CA St	5.25%	9/1/2024	A1	10,000	11,574,600
CA St (AGM)	5.00%	8/1/2016	AA-	2,000	2,255,340
CA St Var Purp	5.25%	10/1/2020	A1	10,000	11,808,300
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,396,802
Chicago IL Pk Dist Ser C	5.00%	1/1/2024	AA+	4,190	4,847,160
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,084,547
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,595	8,742,453
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA	1,415	1,610,256
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,831,631
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,640,759
Cook Cnty IL Ser A	5.00%	11/15/2020	AA	5,000	5,857,450
Cook Cnty IL Ser A	5.00%	11/15/2021	AA	5,000	5,838,750
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	2,046,522
CT St Ser D	5.00%	11/1/2018	AA	9,500	11,534,520
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,375,870
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,534,729
Detroit MI Dist St Aid	4.50%	11/1/2023	AA	13,105	13,898,639
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,755,783
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	4,013,660
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	18,153,750
FL St Brd of Ed Pub Ed Ser D	5.00%	6/1/2022	AAA	14,185	16,981,431
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA-	3,125	3,372,312
Frederick Cnty MD Pub Facs	4.00%	8/1/2019	AA+	9,380	11,022,157
Frederick Cnty MD Pub Facs	4.00%	8/1/2020	AA+	9,720	11,440,148
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,735,144
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,392,900
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	6,056,150
Harris Cnty TX Road Ser B	5.00%	8/15/2024	AA-	5,000	5,563,000
Henry Cnty GA Sch Dist	4.50%	8/1/2022	AA+	5,000	5,970,200
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	40	45,530
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,426,527
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,824,350
Houston TX Ser A	5.00%	3/1/2018	AA	10,000	11,996,800

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Hudson Cnty NJ	2.00%	12/7/2012	NR	$15,000	$15,143,100
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	5,012,989
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,560,327
IL St Ser A	4.00%	1/1/2022	A+	15,000	15,488,700
IL St Ser A	5.00%	10/1/2017	A+	5,000	5,236,700
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,340,571
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,885,188
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA-	2,730	3,065,981
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.50%	1/1/2024	AA-	5,270	5,528,335
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA-	2,700	2,933,172
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,703,548
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	3,029,500
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,876,162
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	6,223,667
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA-	1,125	1,267,358
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	4,032,595
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	7/1/2025	Aa2	6,290	6,706,461
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	Aa2	10,000	10,499,100
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,720	2,118,111
Maricopa Cnty AZ Unif Sch Dist No 41- Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,648,712
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,666,940
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,972,684
Metro Govt Nashville & Davidson Cnty TN Unref Ser A	5.00%	5/15/2020	Aa1	4,450	5,156,793
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,789,439
Milwaukee WI Corp Purp Ser B4	5.00%	5/15/2024	Aa1	5,510	6,537,450
MN St Trunk Hwy Ser B	5.00%	10/1/2017	AA+	5,000	6,024,550

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Mobile AL Ser B	5.00%	2/15/2018	Aa2	$1,000	$1,171,830
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,368,416
New York City NY Ser B	5.00%	8/1/2022	AA	10,000	12,021,600
New York City NY Sub Ser A-4	5.00%	8/1/2023	AA	11,850	14,061,684
New York City NY Sub Ser D-1	5.00%	10/1/2029	AA	10,000	11,349,500
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AA-	275	309,023
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,384,565
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,361,773
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-	2,245	2,356,397
PA St 1st Ser	5.00%	7/1/2019	Aa1	9,900	12,116,907
Peralta CA Cmnty College Dist(a)	5.00%	8/1/2018	AA-	1,500	1,749,360
Peralta CA Cmnty College Dist(a)	5.00%	8/1/2021	AA-	3,000	3,510,060
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA-	1,315	1,467,829
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	587,060
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,944,529
Pittsburgh PA Pub Sch Dist Ser A(a)	4.00%	9/1/2019	Aa3	5,900	6,652,368
Pittsburgh PA Pub Sch Dist Ser A(a)	4.00%	9/1/2020	Aa3	5,575	6,277,561
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,576,699
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	10,000	9,995,500
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA-	3,000	3,306,930
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	Baa1	2,705	3,036,200
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	10,000	10,281,500
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser C GTD	5.75%	7/1/2022	Baa1	9,305	10,552,894
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	923,873
San Francisco CA City & Cnty Unif Sch Dist	4.00%	6/15/2021	Aa2	9,740	10,870,035
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	3,045,548
Shelby Cnty TN Ser A	5.00%	4/1/2019	AA+	1,200	1,459,128
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,270	1,290,396
Territory of Guam Ser A	6.75%	11/15/2029	B+	6,475	6,939,193
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	14,245	17,243,145

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
WI St Ser 1 (NPFGC)	5.00%	5/1/2019	AA	$10,000	$11,247,100
WI St Ser 2	5.00%	11/1/2020	AA	5,000	6,132,350
WI St Ser C	4.50%	5/1/2029	AA	10,000	10,901,500
Williamson Cnty TX Limited Tax	4.00%	2/15/2020	AAA	10,080	11,579,602
Williamson Cnty TX Limited Tax	5.00%	2/15/2021	AAA	5,640	6,992,472
Woonsocket RI	7.125%	6/15/2016	Ba2	4,500	4,599,990
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA-	1,000	1,128,850
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA-	1,195	1,340,276
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,230,329

Total					626,754,685

Health Care 14.26%
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,006,200
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,878,820
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,757,690
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	200	223,782
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,250	3,173,755
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,143,510
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2	2,605	2,850,990
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	5,217,004
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	1,750	1,920,765
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-	2,000	2,216,740
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-	2,000	2,365,360
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3	3,000	3,191,100
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	BBB	2,000	2,172,860
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	BBB	2,245	2,425,296

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB-		$1,600	$1,777,632
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-		4,455	4,998,599
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.25%	1/15/2023	AA-		2,895	3,274,766
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,603,260
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		6,000	7,071,780
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	7,603,276
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	1,018,350
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA-		1,000	1,044,580
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(c)	3,085	3,216,051
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,055	5,148,821
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	AA-		1,845	2,114,591
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(c)	3,535	3,915,154
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(c)	2,000	2,228,160
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	4,268,813
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		300	300,564
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,745,440
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,650,186
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA-		1,000	1,052,710
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,815,950
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,148,070
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,489,090
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,679,600
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,168,040
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR		176	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA-		2,000	2,254,220

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA-	$2,000	$2,297,820
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	2,002,304
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,108,850
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	785	810,018
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	4,988,406
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	5,070,032
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA-	2,000	2,135,120
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	950	969,019
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,520,200
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,411,633
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,710,434
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,891,608
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	2,060,846
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,647,488
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-	7,500	7,971,000
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	4,999,300
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr(a)	5.00%	7/1/2031	BBB	1,100	1,137,356
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,484,869
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	6,164,385
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	7,755	8,370,282
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,924,721
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,923,985

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA-	$2,115	$2,355,222
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	3,331,477
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	6.75%	11/15/2021	Baa3	2,800	2,999,220
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,113,845
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,898,073
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,106,114
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,176,130
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2016	A-	2,000	2,197,620
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2017	A-	2,500	2,769,450
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2018	A-	3,000	3,288,900
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,885,400
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,902,030
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,688,325
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,025,600
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,284,260
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,529,998
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BBB-	5,500	6,004,680
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	2,154,796
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,206,150
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA-	5,455	6,278,978
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,185,240

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
NY St Dorm Auth Rev Mem Sloan- Kettering Ser 1	4.375%	7/1/2034	Aa2	$7,000	$7,313,180
NY St Dorm Auth Rev Mem Sloan- Kettering Ser 1	5.00%	7/1/2023	Aa2	1,750	2,082,780
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,633,480
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	A3	1,600	1,822,192
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	A3	2,000	2,356,800
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,107,830
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,402,780
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,681,550
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	9,370,640
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	5,385,800
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB-	1,900	1,903,078
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	11,080,500
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	12,370,400
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,879,880
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,155	2,158,319
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,222,540
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,641,080
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,701,687
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,970,892
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	3,053,410
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,910	1,967,491

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	$3,525	$3,430,213
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA-	3,280	3,575,692
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,395,569
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,235	6,122,458
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,278,769
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,605,986
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,345,094
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,503,760
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	6,235,405
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,261,084
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,422,345
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A (AGM)	5.00%	7/15/2027	Aa3	11,000	11,827,530
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,282,372
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA-	2,230	2,453,268
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	1,115	1,115,446
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,185	3,309,311
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	A-	8,160	8,957,966
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	A-	2,000	2,169,920
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,630,064

Total					444,141,322

Housing 0.51%
Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,277,148

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	NR	$240	$279,665
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,237,940
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,002,300
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,559,316
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,824,001
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	245	268,743
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,470,869

Total					15,919,982

Lease Obligations 9.48%
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	678,753
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	Aa2	4,500	4,969,035
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,305,172
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,720,745
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	3,048,606
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,545,094
CA St Pub Wrks Brd Var Cap Pjs Ser A(a)	5.00%	4/1/2021	A2	3,250	3,641,918
CA St Pub Wrks Brd Var Cap Pjs Ser A(a)	5.00%	4/1/2022	A2	4,200	4,682,328
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.25%	10/1/2019	A2	11,370	13,124,505
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,561,070
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,302,490
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,749,341
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,333,710
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,553,320
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,141,767
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	6,709,914
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,213,195

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	$2,200	$2,499,530
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,183,580
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	610,335
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,683,310
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj(e)	15.00%	5/27/2012	NR	1,768	633,050
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,128,080
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,409,757
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,210,181
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA-	2,000	2,354,040
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%	6/1/2020	AA-	5,000	5,497,000
Los Angeles Cnty CA Cap Asset Leasing Corp Equipment Pg Ser A	4.00%	6/1/2014	A+	5,100	5,424,717
Los Angeles Cnty CA Cap Asset Leasing Corp Equipment Pg Ser A	4.00%	12/1/2014	A+	4,685	5,037,359
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2021	A+	1,000	1,160,190
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	3/1/2022	A+	1,000	1,154,540
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2022	A+	1,250	1,445,413
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,184,503
MD St Econ Dev Corp Pub Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,537,421
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,219,071
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	3,031,288
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,262,565
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,392,302
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	7,780,965
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,083,250
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,511,950

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%		5/1/2022	A1	$13,050	$14,231,416
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.358%	#	4/1/2014	Aa3	200	200,466
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%		2/1/2018	AA-	1,000	1,158,790
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%		5/1/2017	AA+	2,000	2,381,780
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%		11/15/2018	AA-	245	277,242
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%		12/15/2020	A+	8,125	9,552,969
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%		9/1/2020	A+	6,730	7,887,223
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%		9/1/2023	A+	10,000	11,798,600
NJ Econ Dev Auth Sch Facs Ser GG	5.25%		9/1/2025	A+	5,075	5,795,396
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%		5/1/2018	A+	1,425	1,688,084
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%		5/1/2019	A+	3,000	3,551,850
NJ Sports & Exposition Auth Ser B	5.00%		9/1/2018	A+	4,950	5,735,614
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%		12/15/2020	A+	1,000	1,217,440
North Charleston SC Convtn Ctr COP	5.00%		10/1/2016	AA-	2,010	2,252,185
Northwest Allen IN Sch Bldg Corp 1st Mtg (AGM)	5.00%		7/15/2020	AA+	3,140	3,520,442
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%		5/15/2026	AA-	10,500	12,180,735
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser A (AGM)	5.00%		10/1/2023	AA-	8,000	9,063,360
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%		2/15/2016	AA-	2,775	3,174,212
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	1,320	1,542,983
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	1,920	2,244,339
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%		1/1/2022	AA-	3,705	4,282,572
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%		10/1/2014	NR	140	144,190
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%		7/1/2021	Baa1	5,000	5,508,000

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1		$5,475	$6,411,937
WI St Rev Ser A	5.25%	5/1/2020	AA-		2,175	2,671,357

Total						295,188,542

Other Revenue 4.14%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		7,700	7,718,018
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	Ba2		1,935	2,068,612
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		1,200	1,090,620
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR		1,900	1,915,694
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-		1,400	1,571,948
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-		2,715	3,021,415
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021	Aa1		5,425	6,633,256
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2026	A-		10,000	10,456,200
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2028	A-		2,500	2,646,075
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-		2,500	2,652,225
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		5,110	5,595,246
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA		1,000	1,158,020
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA		7,645	9,035,243
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(c)	4,650	4,990,798
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB+		1,000	1,043,540
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB+		1,000	1,038,320
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019	BBB+		1,600	1,645,728
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029	Aa2		5,000	5,598,100
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2024	A1		4,000	4,493,160
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026	BBB-		4,455	5,167,399
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		1,940	1,739,171
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016	NR		900	778,905

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
ME St Muni Bd Bk Infrastr Transcap Pg Ser A	5.00%	9/1/2025		AA	$10,000	$11,619,700
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR	400	3,000
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB	5,000	5,079,900
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+	3,225	3,677,661
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+	2,000	2,289,660
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+	2,500	3,017,575
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021		A	5,000	5,801,250
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB	5,000	5,139,050
Seminole Indian Tribe FL Spl Oblig Ser A	5.50%	10/1/2024		BBB-	2,400	2,442,024
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012		NR	250	251,175
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%	6/1/2020		BBB	7,500	7,647,525

Total						129,026,213

Pre-Refunded 0.03%
Metro Govt Nashville & Davidson Cnty TN Ser A	5.00%	5/15/2020		Aa1	775	927,877

Special Tax 1.42%
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020		NR	2,860	3,226,824
FL St Vlg Cmnty Dev Dist No 9	5.00%	5/1/2022		NR	2,000	2,017,260
FL St Vlg Cmnty Dev Dist No 9	5.25%	5/1/2031		NR	2,000	2,017,040
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021		NR	4,615	5,008,521
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031		NR	3,000	3,358,200
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024		A	6,000	6,199,560
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039		NR	5,000	3,302,300
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021		A1	6,415	7,080,171

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR		$435	$439,955
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-		1,210	1,230,872
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-		1,540	1,574,835
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-		1,675	1,767,946
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2		6,595	6,532,413
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3		500	576,565

Total						44,332,462

Tax Revenue 4.00%
AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		3,500	4,114,670
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA-		3,000	3,611,460
IL St Build IL	5.00%	6/15/2019	AAA		5,000	6,037,900
Jacksonville FL Sales Tax Rev Better Jacksonville	5.00%	10/1/2021	A1		2,500	2,848,275
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB	(c)	3,250	3,428,523
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,667,564
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,171,220
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S1A	5.00%	7/15/2024	AA-		10,000	11,697,500
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,543,464
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,897,100
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,371,540
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		1,195	1,198,932
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA-		5,000	5,799,000
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	18,417,106
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2018	AAA		10,000	11,927,700
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		2,800	3,080,644
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,900,718

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		$2,825	$3,225,133
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,215	3,721,716
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A ETM	5.25%	8/1/2019	A1		680	859,486
Puerto Rico Sales Tax Fing Corp Ser C	5.00%	8/1/2022	Aa2		1,500	1,762,395
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA-		1,000	1,155,750
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA-		1,000	1,161,130
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	Aa2		6,495	7,744,768
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,924,483
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-		1,000	1,039,020
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-		1,000	1,095,290
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,078,660
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,829,650
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		3,000	3,336,060

Total						124,646,857

Tobacco 4.20%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		21,495	17,129,580
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		1,360	1,008,739
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		9,500	7,327,730
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		10,000	8,344,000
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1		2,500	2,589,325
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		10,000	7,592,200
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	2,970	2,532,905
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	3,925	3,441,519

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-	$6,180	$5,447,608
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2020	A	10,000	11,421,200
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2023	A-	5,000	5,695,700
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2024	A-	15,000	16,926,750
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1	10,000	8,910,700
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2	5,500	4,156,790
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	5,000	4,463,550
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,057,310
Railsplitter IL Tob Sttlmnt Auth	5.00%	6/1/2017	A	10,095	11,408,057
Railsplitter IL Tob Sttlmnt Auth	6.25%	6/1/2024	A-	8,500	9,382,980
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	Aa3	1,820	1,822,748

Total					130,659,391

Transportation 12.24%
Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1	3,000	3,644,850
AZ St Transn Brd Sub Hwy Rev Ser A	5.00%	7/1/2021	AA+	10,000	12,217,400
Bay Area CA Toll Auth San Francisco Bay Area Ser F	5.00%	4/1/2024	AA	17,185	19,657,750
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	7,000	7,181,860
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	BBB	3,495	3,585,800
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1	500	562,350
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	865,598
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,157,980
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-	2,000	2,198,600
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A1	2,250	2,563,965
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA-	3,500	3,903,760
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA-	2,800	3,049,788
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	175	196,319
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA-	3,905	4,407,066

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
CT St Spl Tax Rev Oblig Transn Ser A	5.00%	12/1/2020	AA	$4,495	$5,529,974
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	724,548
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	444,998
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	587,625
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	524,869
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	BBB	10,900	8,944,104
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	BBB	2,000	2,075,940
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2023	AA	7,260	8,532,896
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	11,879,300
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,350,775
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	11,309,900
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(a)	5.00%	7/1/2021	A	5,000	5,706,300
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,229,450
Jacksonville FL Transit Rev (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,555,813
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,820,972
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,676,761
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2026	AA+	5,215	6,088,512
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,782,675
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,200,650
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,579,635
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,069,700
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,770,523
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,663,874
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,531,960
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	10,993,400
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,588,317
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	Aa1	2,435	2,751,087
NC St Grant Antic	4.00%	3/1/2023	AA	10,500	11,771,550

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	6/15/2020	A+	$7,645	$9,361,608
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,677,600
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,793,050
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,226,020
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,120,410
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA-	1,270	1,521,676
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,460,910
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA-	3,500	4,032,490
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA-	2,500	2,907,275
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	7,895,300
Port Auth NY & NJ Cons 171st Ser	4.50%	7/15/2031	Aa2	15,000	16,427,850
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,494,460
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	7,559,955
Port of Seattle WA Rev Ser A	5.00%	8/1/2025	Aa3	10,000	11,590,700
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,714,275
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,971,220
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	3,010,515
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	6,021,030
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2026	A+	17,430	18,848,105
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2028	A+	7,450	7,973,213
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A2	500	568,075
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,865,375
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA-	1,650	1,857,454
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,147,827
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	10,000	12,666,700
Triborough NY Bridge & Tunnel Auth Ser A	5.00%	1/1/2025	Aa2	10,285	12,173,223
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,813,073
VA Comwlth Transn Brd Tr Cap Pjs	5.00%	5/15/2021	AA+	10,000	12,384,500
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,387,920

Total					381,351,003

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities 16.45%
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	$1,550	$1,742,262
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,180,000
Brownsville TX Util Sys Rev CR (AGM) (AMBAC)	5.00%	9/1/2020	AA-	4,800	5,210,928
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	16,695	20,303,123
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,877,901
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,213,120
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,475,000
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA	1,000	1,202,010
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,917,650
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB	5,265	5,733,480
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A2	2,170	2,479,420
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A2	3,115	3,555,212
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	4,149,648
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	8,295,450
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,751,600
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,214,350
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,874,096
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	3,067,025
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,747,350
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,575,100
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%	10/1/2020	AA-	5,000	5,896,550
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	11,009,800
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	3,971,759
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA-	3,140	3,624,408
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	500	572,495
JEA FL Wtr & Swr Sys Rev Ser A	5.00%	10/1/2029	AA	5,000	5,656,650
JEA FL Wtr & Swr Sys Rev Ser A	5.00%	10/1/2030	AA	5,000	5,635,950

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%		11/1/2015	A3	$2,500	$2,555,100
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%		10/1/2018	AA-	3,975	4,603,169
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%		10/1/2019	AA-	8,615	10,033,287
Las Vegas NV Vly Wtr Dist Ser D	5.25%		6/1/2027	AA+	10,000	11,547,100
Long Island NY Pwr Auth Ser A	5.00%		5/1/2019	A-	1,000	1,180,360
Long Island NY Pwr Auth Ser A	5.00%		5/1/2020	A-	2,930	3,411,340
Long Island NY Pwr Auth Ser A (NPFGC) (FGIC)	5.00%		12/1/2019	A-	3,000	3,340,830
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%		7/1/2022	AA-	4,250	5,212,200
Los Angeles CA Solid Wst Ser A	5.00%		2/1/2020	AA	2,000	2,389,400
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A(a)	1.65%		10/1/2033	A2	7,000	7,030,170
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2019	AA	4,705	5,723,538
Lower CO River Auth TX Rev Ser A	5.00%		5/15/2020	A1	3,130	3,731,774
Lower CO River Auth TX Rev Ser B	5.00%		5/15/2020	A1	3,930	4,685,582
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%		12/1/2042	A-	1,000	1,175,500
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A-	2,500	2,640,200
MD St Econ Dev Corp Potomac Rmkt	6.20%		9/1/2022	A	1,650	1,994,355
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%		7/1/2022	A+	1,000	1,212,540
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%		10/1/2018	Aa2	3,000	3,568,680
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%		5/1/2022	BBB	5,250	5,255,985
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2014	A	1,145	1,229,867
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2021	A	4,185	4,958,514
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	6,190	7,272,879
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	BBB	10,000	10,827,700
NC Eastern Muni Pwr Agy Ser A	5.00%		1/1/2019	A-	2,245	2,639,851
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2020	A-	1,000	1,148,830
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2027	A1	1,000	1,137,910
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2028	A1	1,000	1,133,460
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2029	A1	1,500	1,690,905
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%		1/1/2018	AA-	3,000	3,491,130
NJ Envr Infrastr Tr Ser A	5.00%		9/1/2016	AAA	2,515	2,981,231
Northern CA Gas Auth No 1	1.109%	#	7/1/2027	A2	4,265	3,124,113

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	$1,000	$1,165,890
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	701,652
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%	7/1/2026	A	3,600	4,084,452
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%	7/1/2027	A	2,000	2,254,400
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2	500	578,890
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	BBB	5,000	5,462,000
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB-	3,250	3,672,110
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	3,000	3,392,820
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	8,000	9,100,480
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A-	20,000	20,360,600
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,328,507
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,092,222
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,127,660
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA-	2,500	2,930,825
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	2,041,507
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,519,120
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,250	1,449,450
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	8,999,258
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,301,640
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	11,083,116
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	A-	525	574,896
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,785,975
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.25%	7/1/2029	Baa2	20,000	20,411,400
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	BBB+	2,000	2,279,680
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,737,500

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	$1,000	$1,201,300
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	6,063,700
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	5,949,800
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,910,688
SC St Pub Svc Auth Ser A	5.00%	1/1/2028	AA-	5,000	5,580,200
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,524,600
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	A2	15,300	17,012,376
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A2	2,630	2,928,216
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,413,150
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,136,541
Tucson AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100	4,235,259
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A-	4,685	5,088,800
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A-	2,925	3,150,225
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A-	7,945	8,822,764
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,211,620
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	2,962,964
UT St Assoc Muni Pwr Sys Payson Pwr Pj(a)	4.00%	4/1/2017	A-	4,785	5,314,412
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,416,940
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,570,304
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	11,900	12,710,985
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,088,430
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,517,550
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA-	2,795	3,205,418
Wichita KS Wtr & Swr Util Rev Ser A	5.00%	10/1/2020	AA-	6,795	8,273,116
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,649,648
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220	2,433,830

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	$500	$535,605

Total					512,204,328

Total Municipal Bonds (cost $2,835,624,663)					2,989,216,529

SHORT-TERM INVESTMENTS 4.00%

Shares (000)

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)	2	1,775

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 4.00%

Corporate-Backed 0.19%
Burke Cnty GA Dev Auth GA
Pwr Co Plant Vogtle 1st Ser	0.24%	4/2/2012	5/1/2022	A	$4,500	4,500,000
Burke Cnty GA Dev Auth GA
Pwr Co Plant Vogtle 1st Ser	0.26%	4/2/2012	7/1/2049	A	$1,400	1,400,000

Total						5,900,000

Education 0.52%
NH St Hlth & Ed Facs Auth
Univ Sys Ser A-1 Rmkt	0.23%	4/2/2012	7/1/2035	A+	8,750	8,750,000
NH St Hlth & Ed Facs Auth
Univ Sys Ser B	0.35%	4/2/2012	7/1/2033	Aa3	3,500	3,500,000
San Antonio TX Higher Ed Facs
Corp Trinity Univ	0.25%	4/2/2012	6/1/2033	AA	3,800	3,800,000

Total						16,050,000

General Obligation 1.49%
CA St Ser B Sub Ser B-6	0.34%	4/2/2012	5/1/2040	AAA	29,500	29,500,000
Chicago IL Ser F Rmkt	0.38%	4/2/2012	1/1/2042	A+	6,480	6,480,000
New York City NY Sub Ser A-5	0.32%	4/2/2012	8/1/2015	A1	3,600	3,600,000
New York City NY Sub Ser E-2	0.20%	4/2/2012	8/1/2034	A	6,345	6,345,000

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(concluded)
INTERMEDIATE TAX FREE FUND March 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
New York City NY Sub Ser L-5	0.30%	4/2/2012	4/1/2035	AA	$500	$500,000

Total						46,425,000

Health Care 0.52%
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.30%	4/2/2012	5/15/2030	AAA	10,000	10,000,000
IL Fin Auth Rev Univ Chicago Med Ser D-2	0.25%	4/2/2012	8/1/2043	AAA	4,900	4,900,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.38%	4/2/2012	10/1/2020	A-	1,200	1,200,000

Total						16,100,000

Other Revenue 0.45%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser A	0.20%	4/2/2012	6/1/2038	Aa1	4,000	4,000,000
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.25%	4/2/2012	6/1/2038	A1	6,850	6,850,000
New York City NY Tr Cultural Res Lincoln Ctr Ser A2	0.24%	4/2/2012	12/1/2035	AAA	3,300	3,300,000

Total						14,150,000

Transportation 0.83%
Triborough NY Bridge & Tunnel Auth Ser B-2A Rmkt	0.20%	4/2/2012	1/1/2032	Aa1	26,000	26,000,000

Total Variable Rate Demand Notes (cost $124,625,000)						124,625,000

Total Short-Term Investments (cost $124,626,775)						124,626,775

Total Investments in Securities 99.97% (cost $2,960,251,438)						3,113,843,304

Cash and Other Assets in Excess of Liabilities(h) 0.03%						875,307

Net Assets 100.00%						$3,114,718,611

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	June 2012	497	Short	$(64,353,734)	$919,367
U.S. 30-Year Treasury Bond	June 2012	586	Short	(80,721,500)	2,323,580
Ultra Long U.S. Treasury Bond	June 2012	25	Short	(3,774,219)	186,293

Totals				$(148,849,453)	$3,429,240

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.91%

Corporate-Backed 4.00%
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$361,042
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	205,348
FL St Citizens Ppty Ins Corp Sr Secd
Coastal Ser A-1	5.00%	6/1/2020	A+	500	553,180
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	103,842
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	274,482
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	167,411
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	216,252
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	1,050	1,094,845
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	157,595
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	120	120,497
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1	100	100,089
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	425	429,399
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	500	524,740
Warren Cnty MS Gulf Intl Paper Ser A	5.80%	5/1/2034	BBB	100	107,109
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB	255	285,363

Total					4,701,194

Education 12.32%
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2	130	144,385
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	200	215,062
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2	225	240,595
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3	150	155,238
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3	100	107,706
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3	265	291,619

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		$250	$276,178
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		170	180,066
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		100	102,877
Fulton Cnty GA Dev Auth GA St Univ	5.00%	9/1/2032	Aa1		750	787,283
Fulton Cnty GA Dev Auth GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	89,016
Fulton Cnty GA Dev Auth GA Tech Athletic Assoc Ser A	4.25%	10/1/2037	A2		760	748,357
Fulton Cnty GA Dev Auth Spelman College	5.00%	6/1/2026	A1		175	184,242
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	300	275,187
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	80	67,814
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	524,525
IL Fin Auth Rev Art Inst Chicago Ser A	5.25%	3/1/2040	A+		240	255,139
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		340	381,109
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	93,123
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	420,295
IL Fin Auth Rev Univ Chicago Ser A	4.00%	10/1/2032	Aa1		370	382,713
LA Pub Facs Auth Loyola Univ	5.25%	10/1/2029	A+		680	745,457
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1		300	330,606
MA St Dev Fin Agy Berklee College of Music	5.00%	10/1/2031	A		260	281,221
MA St Dev Fin Agy Mount Holyoke College Ser B	4.625%	7/1/2036	AA-		360	373,442
MA St Hlth & Edl Facs Auth Northeastern Univ Ser A	4.875%	10/1/2035	A2		250	265,248
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	112,900
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2		170	187,911
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2		160	174,960
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+		500	531,530
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2020	Baa1		320	395,603

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1	$250	$277,505
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1	200	222,576
NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-	400	435,300
NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA-	115	132,313
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2031	AA-	880	949,406
NY St Dorm Auth Rev NYU Ser A(a)	5.00%	7/1/2037	AA-	400	442,532
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	530	542,566
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	466,605
PA St Higher Edl Facs Auth St. Joseph’s Univ Ser A	5.00%	11/1/2030	A-	600	651,336
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	100,555
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	120	129,817
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	750	809,753

Total					14,481,671

General Obligation 13.74%
Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	BBB	125	125,958
Alhambra CA Unif Sch Dist Cap Apprec Election 2008 Ser B (AGM)	Zero Coupon	8/1/2038	AA-	2,000	457,820
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	644,633
CA St	5.00%	2/1/2033	A1	1,000	1,072,130
CA St	5.375%	11/1/2035	A1	400	435,944
CA St (CIFG)	4.50%	8/1/2028	A1	200	205,222
CA St Var Purp	5.50%	3/1/2040	A1	975	1,067,742
CA St Var Purp	6.50%	4/1/2033	A1	300	363,255
CA St Var Purp CR (AGM)	4.50%	3/1/2033	AA-	150	150,635
Ceres CA Unif Sch Dist Election 2008 Ser A (AG)	5.50%	8/1/2032	AA-	250	266,780
Chicago IL Pk Dist Ser A	4.20%	1/1/2031	AA+	500	509,190
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	270,805
Clark Cnty NV Bd Bk (AMBAC)	2.50%	11/1/2036	AA+	1,180	861,105
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	450,552

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
HI St Ser DZ(b)	5.00%	12/1/2028	AA	$1,000	$1,154,375
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	260,878
IL St 1st Ser (NPFGC)(FGIC)	5.125%	2/1/2027	A+	100	100,195
IL St Ser A	5.00%	1/1/2034	A+	750	780,465
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	1,000	1,101,090
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	165,480
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	485,761
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	110,293
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	290,802
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	500	162,760
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	1,000	289,150
OH St Higher Ed Ser A(a)	4.50%	2/1/2032	AA+	750	796,312
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	Baa1	100	101,557
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	Baa1	400	421,528
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	215	221,052
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	250	258,393
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	Baa1	190	195,138
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.00%	7/1/2020	Baa1	200	226,802
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	Baa1	315	354,309
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	Baa1	300	341,694
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	176,942
San Diego CA Unif Sch Dist Cap Apprec Election 2008 Ser C	Zero Coupon	7/1/2033	Aa2	140	46,564
Westside CA Union Sch Dist Cap Apprec	Zero Coupon	8/1/2034	AA-	3,175	935,323
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	1,000	285,950

Total					16,144,584

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care 17.42%
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2027	A+	$300	$324,666
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2028	A+	250	268,660
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	208,345
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	101,886
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	100	82,021
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East	6.25%	11/15/2032	A	150	175,052
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	820	882,058
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	770	819,295
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2026	A	100	105,633
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	85	95,110
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	265	279,326
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	215	222,452
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	250	292,293
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	700	788,123
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A	105	115,247
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A	100	108,847
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+	110	114,730
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB-	110	123,266
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA	130	157,990
CO Hlth Facs Auth Rev Catholic Hlth Ser A	5.25%	2/1/2031	AA	750	840,405
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A	600	639,726
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3	250	281,190

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		$140	$144,754
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	151,593
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	146,145
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	100	99,168
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		530	569,511
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	341,533
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	144,560
Glynn-Brunswick GA Mem Hosp Auth Antic Ctfs Southeast GA Hlth Ser A	5.625%	8/1/2034	A2		85	91,858
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	78,889
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	210	218,219
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	112,829
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		250	305,120
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		255	264,450
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		175	204,374
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		315	370,018
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2029	A2		35	40,875
IL Fin Auth Rev Rush Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		105	114,396
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	337,467
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		710	831,403
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	328,278
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		500	530,630
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	250	263,588
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr(a)	5.00%	7/1/2031	BBB		300	310,188

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.625%	7/1/2031	BBB	$90	$90,060
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB	335	379,441
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	345	372,372
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3	300	329,589
MI St Fin Auth Rev Trinity Hlth	5.00%	12/1/2035	AA	500	535,975
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2	100	107,375
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A	105	121,601
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR	350	333,455
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	250	279,400
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	250	208,243
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB	500	524,745
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3	250	279,140
OH St Hosp Fac Rev Cleveland Clinic Hlth Sys	5.00%	1/1/2032	Aa2	525	564,580
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-	1,135	1,172,693
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	500	618,520
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	55	39,343
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	300	316,971
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	150	167,438
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	100	107,024
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	75	75,030
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	350	367,342
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2024	A-	430	449,552

Total					20,466,056

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing 0.21%
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	$250	$250,115

Lease Obligations 9.96%
CA St Pub Wrks Brd CA Cmnty College Ser E (NPFGC)(FGIC)	4.50%	10/1/2027	A2	100	101,941
CA St Pub Wrks Brd Dept Ed Riverside Campus Pj B	6.00%	4/1/2027	A2	250	291,160
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	380	392,099
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	132,969
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	10/1/2028	A2	535	560,530
CA St Pub Wrks Brd Var Cap Pjs Ser A(a)	5.00%	4/1/2034	A2	500	508,260
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	300	333,135
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.625%	11/1/2034	A2	540	614,801
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	290	331,119
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA-	150	158,211
Dallas TX Civic Ctr Convtn Ref & Impt (AG)	5.25%	8/15/2038	AA-	500	540,165
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	506,621
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	257,251
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	281,400
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	137,228
Los Angeles CA Muni Impt Corp Ser B	5.00%	9/1/2030	A+	100	104,222
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	575	617,958
MI St Bldg Auth Facs Pg Ser I A	5.20%	10/15/2031	Aa3	1,000	1,108,520
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	453,816
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	650	703,378
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	269,218
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	459,424
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	112,792
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	129,720

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+		$400	$430,988
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA		600	653,886
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	Aa2		250	301,970
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2		250	260,473
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+		275	287,479
Univ of CT Ser A	4.75%	2/15/2029	AA		100	110,388
VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+		500	551,680

Total						11,702,802

Other Revenue 6.26%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		1,000	1,002,340
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB		155	163,584
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		200	207,936
Austin TX Convtn Entrprse Inc 2nd Tier Ser B	5.75%	1/1/2034	Ba2		250	250,077
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+		50	46,034
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+		110	108,537
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2026	BB+		100	98,114
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		250	245,148
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-		425	450,878
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		500	525,955
Dist of Columbia Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1		600	583,836
Dist of Columbia National Pub Radio Ser A	5.00%	4/1/2035	AA-		100	106,290
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3		125	137,906
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	500	531,300
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		250	289,612
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		400	429,324

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	$100	$66,195
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+	595	574,895
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+	180	170,102
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	120	131,466
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A	500	561,775
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	500	388,165
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	185	188,994
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	100	100,785

Total					7,359,248

Special Tax 0.80%
Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	106,378
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	200	166,400
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	165	127,661
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	161,185
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	350	378,539

Total					940,163

Tax Revenue 5.41%
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	121,486
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	900	1,006,542
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	159,628
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	159,090
IL St Sales Tax Rev Build Ill Ser A	4.75%	6/15/2034	AAA	205	210,902
Jacksonville FL Transit Rev Ser A	5.00%	10/1/2031	AA-	1,000	1,082,320
La Paz Cnty AZ Excise Tax Judgement Ser A (AGM)	4.75%	7/1/2036	AA-	250	251,250

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)
MA St Spl Oblig (NPFGC)(FGIC)	5.50%	1/1/2030	A1	$500	$583,445
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	218,366
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2031	BBB	335	367,368
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	550	606,122
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	218,514
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	251,622
San Bernardino Cnty CA Transn Auth Ser A	4.50%	3/1/2036	AAA	625	661,350
Virgin Islands Pub Fin Auth Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	180	188,404
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	268,535

Total					6,354,944

Tobacco 7.17%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	650	482,118
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	760	586,218
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	B-	100	82,129
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-	1,000	766,340
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (AMBAC)	5.00%	6/1/2030	A2	375	378,634
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	690	698,797
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	378,682
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2	250	250,403
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+	100	78,412
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-	340	383,078
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-	500	426,095
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-	685	521,792
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2026	A-	500	548,125
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-	1,000	1,089,430

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2019	Baa1	$75	$77,471
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	115	102,662
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2	130	98,489
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+	665	620,744
TSASC Inc NY Ser 1	5.00%	6/1/2034	B	335	247,743
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2	920	611,285

Total					8,428,647

Transportation 11.58%
Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	520	587,470
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	310	345,836
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	215,474
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	498,575
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2030	BBB	250	85,740
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2031	BBB	255	81,600
Charlotte NC Arpt Rev Douglas Arpt Ser A	5.00%	7/1/2033	Aa3	630	695,136
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A1	350	375,739
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2029	A1	100	102,881
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	100	102,723
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A1	200	204,220
Chicago IL O’Hare Intl Arpt 3rd Lien Ser C	5.50%	1/1/2031	A1	90	102,000
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1	135	141,249
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2027	BBB	100	43,225
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2028	BBB	460	186,820
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	552,935
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	118,239
IL St Toll Hwy Auth Sr Ser A1	5.00%	1/1/2031	AA-	95	101,658
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B	5.00%	5/15/2035	AA-	645	693,452
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	440	475,099

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	$150	$160,616
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	439,432
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	221,322
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	254,232
Metro Transn Auth NY Ser B	5.00%	11/15/2033	A	105	110,661
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	586,666
Metro Transn Auth NY Ser D	4.50%	11/15/2030	A	125	131,063
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	153,716
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.50%	10/1/2029	A2	490	546,962
NJ St Tpk Auth Ser E	5.25%	1/1/2040	A+	250	277,325
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	350	392,637
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	176,935
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	121,836
North TX Twy Auth Rev Sys 1st Tier	6.00%	1/1/2043	A2	775	873,107
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	200	215,762
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	40	42,836
Orlando & Orange Cnty FL Expwy Auth Ser A	4.50%	7/1/2029	A	200	208,234
Orlando & Orange Cnty FL Expwy Auth Ser C	4.70%	7/1/2035	A	220	228,983
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	460	505,894
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	185	200,003
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	173,091
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA-	165	187,254
Regl Transn Dist CO Denver Trans Partners	5.375%	7/15/2025	Baa3	50	53,385
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2026	Baa3	100	110,484
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	200,664
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	485	532,772
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA-	495	546,242
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	195	212,897
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	100	29,796

Total					13,604,878

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities 11.04%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.00%	7/1/2024	NR	$200	$219,126
Atlanta GA Wtr & Wst Wtr Rev (AGM)	5.75%	11/1/2030	AA-	260	333,588
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	576,065
Burke Cnty GA Dev Auth Pwr Co Plant Vogtle 1st Ser (FGIC)	4.75%	5/1/2034	A	65	65,027
Burke Cnty GA Dev Auth Pwr Co Plant Vogtle 2nd Ser (FGIC)	4.625%	5/1/2034	A	135	135,045
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	362,076
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA-	100	109,786
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	170,325
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj	4.375%	9/1/2028	A2	850	878,135
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	760	838,842
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	6.25%	7/1/2036	AA-	55	62,451
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	337,784
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	100,563
Detroit MI Wtr Supply Sys Sr Lien Ser D (AGM)	4.625%	7/1/2032	AA-	95	95,849
FL St Muni Pwr Agy Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	180,179
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	166,119
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	191,594
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	500	537,725
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	100	108,090
M-S-R Enrg Auth CA Gas Rev Ser C	6.50%	11/1/2039	A-	400	497,632
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1	650	698,106
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	415	415,473
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	112,670
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	208,650
NY St Envr Facs Corp Ser A	5.125%	6/15/2038	AA+	500	552,950

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
AMT FREE MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	$55	$60,587
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA+	100	118,307
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2026	BBB+	275	289,407
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2028	BBB+	180	188,073
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	110	119,524
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.125%	7/1/2024	Baa2	235	269,430
Puerto Rico Elec Pwr Auth Ser V V (NPFGC)(FGIC)	5.25%	7/1/2032	BBB+	520	571,418
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	114,229
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A-	125	140,038
Salt Verde AZ Fin Corp Ser A	5.00%	12/1/2037	A-	250	246,427
Salt Verde AZ Fin Corp Ser A	5.25%	12/1/2027	A-	370	395,752
San Francisco CA City & Cnty Pub Util Commn Sub Ser A	4.50%	11/1/2038	AA-	235	243,507
TN Enrg Acq Corp Ser C	5.00%	2/1/2024	BBB	150	159,501
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	BBB	295	310,709
TN Enrg Acq Corp Ser C	5.00%	2/1/2027	BBB	890	929,854
TX St Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2022	A-	800	867,424

Total					12,978,037

Total Investments in Municipal Bonds 99.91% (cost $110,495,678)					117,412,339

Cash and Other Assets in Excess of Liabilities(h) 0.09%					104,462

Net Assets 100.00%					$117,516,801

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	90	Short	$(12,397,500)	$331,469
Ultra Long U.S. Treasury Bond	June 2012	11	Short	(1,660,656)	81,965

Totals				$(14,058,156)	$413,434

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 109.32%

Corporate-Backed 4.26%
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$2,915	$2,711,562
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		1,000	1,084,190
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(c)	880	867,601
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	997,095
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,868,257
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-		1,015	952,628
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	2,128,880
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,768,750
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	657,122
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		3,195	3,341,619
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR		1,550	511,438
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)	6.25%	10/1/2037	NR		2,000	360,000
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	913,700
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		11,000	12,077,230
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,380	3,654,659
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR		1,495	1,437,099
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		1,000	865,450
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		9,150	9,613,265
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,645,849

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	$1,480	$1,404,061
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	1,215	1,131,809
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,501,660
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2032	A1	3,500	3,678,955
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,544,610
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,589,310
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,511,276
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR	5,715	2,741,828
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,769,650
Warren Cnty MS Gulf Opportunity Intl Paper Company Pj Ser A	5.375%	12/1/2035	BBB	1,750	1,836,590
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,808,100

Total					76,974,243

Education 7.77%
Acalanes CA Union High Sch Dist Cap Apprec Election 2008 Ser B (6.55% after 8/1/2024)~	Zero Coupon	8/1/2039	Aa1	17,615	9,636,110
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2	2,500	2,694,175
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,200,000
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,688,275
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,725,230
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,083,430
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+	1,875	2,071,331
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	690,000

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1		$1,175	$1,256,016
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		2,000	2,125,280
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-		3,000	3,210,660
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2028	AA-		4,050	4,378,334
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA-		1,500	1,599,960
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2029	Aa2		4,000	4,318,560
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2033	Aa2		4,385	4,678,050
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,000	1,028,770
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,460,950
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,386,605
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	1,300	1,101,984
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		6,350	6,675,819
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,286,320
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	1,042,820
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,769,337
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	5,010,876
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,640,200
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	5,090,550
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,140,550
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	2,046,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,441,200
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		1,975	2,147,042

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	$2,100	$2,320,584
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A(b)	5.00%	7/1/2041	Aa2	20,000	21,852,200
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,924,700
NY St Dorm Auth Rev NYU Ser A(a)	5.00%	7/1/2037	AA-	5,000	5,531,650
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,309,022
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	4,984,503
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,211,537
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,488,736
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,048,690

Total					140,176,056

General Obligation 14.63%
Alhambra CA Unif Sch Dist Cap Apprec Election 2008 Ser B (AGM)	Zero Coupon	8/1/2036	AA-	5,000	1,298,500
CA St	5.00%	2/1/2033	A1	20,035	21,480,125
CA St	5.25%	9/1/2024	A1	15,000	17,361,900
CA St Var Purp	5.50%	3/1/2040	A1	9,250	10,129,860
CA St Var Purp	5.60%	3/1/2036	A1	7,330	8,086,749
CA St Var Purp	6.50%	4/1/2033	A1	13,400	16,225,390
Cent CA Unif Sch Dist Election 2008 Ser A (AG)	5.625%	8/1/2033	AA-	2,360	2,618,680
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,896,700
CT St Ser D(b)	5.00%	11/1/2027	AA	10,000	11,640,500
CT St Ser D(b)	5.00%	11/1/2028	AA	10,000	11,640,500
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	2,031,375
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,950,710
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,606,225
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,082,400
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,988,145
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,844,150

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
HI St Ser DZ(b)	5.00%	12/1/2027	AA	$10,000	$11,616,550
HI St Ser DZ(b)	5.00%	12/1/2028	AA	5,000	5,771,875
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	Aa1	3,295	3,669,773
Hudsonville MI Pub Schs Bldg & Site	5.25%	5/1/2041	Aa2	5,000	5,416,150
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	715,600
IL St	5.00%	3/1/2030	A+	11,500	12,096,045
IL St	5.00%	3/1/2031	A+	4,750	4,988,402
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,365,892
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	Aa2	7,000	7,731,185
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,606,829
Merced CA Union High Schl Dist Election 2008 Ser C	Zero Coupon	8/1/2041	Aa3	8,000	1,170,720
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,396,620
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA-	1,145	1,225,814
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	6,036,200
New York City NY Sub Ser D-1(b)	5.00%	10/1/2026	AA	26,860	31,040,222
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,735	4,745,311
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,170	3,336,417
OH St Higher Ed Ser A	4.50%	2/1/2032	AA+	6,000	6,370,500
OH St Higher Ed Ser A	5.00%	2/1/2031	AA+	5,000	5,638,750
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA-	2,500	2,734,075
Port of Houston TX Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,160,980
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2033	Aa2	1,500	486,540
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2034	Aa2	8,130	2,469,000
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,300,239
San Diego CA Unif Sch Dist Premium Cap Apprec Ser C	Zero Coupon	7/1/2046	Aa2	13,500	2,043,900
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA	1,735	1,788,750
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,432,058

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	$4,000	$4,119,120
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	2,385	681,991

Total					264,037,417

Health Care 19.55%
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2041	NR	5,000	5,067,400
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2046	NR	5,000	5,135,000
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	2,500	2,140,750
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	3,250	2,708,485
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,000	2,929,620
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+	6,000	4,981,260
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	2,000	1,532,180
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	895	1,012,048
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	3,025	3,409,054
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-	1,000	1,170,760
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1	1,500	1,808,820
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	3,600	4,230,036
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2041	A	15,000	15,975,000
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,441,480
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	4,500	5,066,505
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA-	7,000	7,338,660
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	7,000	7,492,380
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2035	NR	1,625	1,725,961

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA-		$1,750	$1,859,638
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+(c)		1,000	1,086,850
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+(c)		500	495,840
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,076,980
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		4,500	4,511,745
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,623,114
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,276,600
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,300	4,159,218
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,537,014
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,642,720
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,474,102
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,617,940
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,438,875
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,129,302
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-(c)		1,500	1,558,710
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-(c)		1,500	1,564,500
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(i)	7.00%	12/1/2027	NR		843	3,374
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(i)	7.00%	12/1/2037	NR		1,265	5,061
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,815,950
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,661,440

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA-		$5,000	$5,428,000
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,499,972
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,134,460
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,245,166
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		7,500	8,467,200
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.25%	5/15/2031	Baa1		8,000	8,798,080
Laramie Cnty WY Hosp Rev Cheyenne Regl Med Ctr Pj	5.00%	5/1/2032	A+		1,000	1,056,730
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	4,162,093
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	2,999,580
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	5,809,100
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,589,460
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,125	4,252,091
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	3,000	3,163,050
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A(a)	4.00%	7/1/2029	A		2,030	2,022,387
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A(a)	4.00%	7/1/2030	A		1,000	989,730
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A(a)	4.00%	7/1/2031	A		775	761,678
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A(a)	4.125%	7/1/2032	A		650	649,526
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A(a)	4.25%	7/1/2034	A		640	643,136
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,674,465
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	12,801,470
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(c)	3,680	3,685,888

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A(a)	5.00%	1/1/2027	A-	$1,460	$1,538,168
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A(a)	5.00%	1/1/2032	A-	1,400	1,446,802
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A(a)	5.00%	1/1/2041	A-	1,000	1,015,340
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	2,017,667
NC St Med Care Commn Pennybyrn at Maryfield Ser A	6.125%	10/1/2035	NR	9,500	8,132,000
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	2,400	2,682,240
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3	5,640	6,168,299
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,311,581
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	832,970
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB	3,900	4,093,011
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB	3,650	3,827,901
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	5,500	5,985,870
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2	8,950	9,350,423
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3	1,985	2,216,372
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	3,437,687
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR	7,200	6,677,280
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3	3,500	3,723,930
Pell City AL Spl Care Facs Fin	5.00%	12/1/2031	A-	15,000	15,498,150
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	16,750	19,423,300
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	735,370
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	786,852

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
South Central PA Gen Auth Rev WellSpan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	$1,000	$1,144,730
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	2,043,260
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA-	1,500	1,718,580
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,637,350
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,056,570
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,237,030
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,278,769
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,828,250
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	5.75%	9/1/2042	NR	3,000	2,911,830
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,261,085
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,422,345
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	9,350	9,813,292
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	2,039,440

Total					352,831,378

Housing 1.23%
Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,841,103
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,594,850
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,683,885
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,553,680
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,209,580
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,002
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	1,470	1,552,496

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	$4,220	$4,518,101
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	Aaa	190	195,155
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%	7/1/2028	BBB-	1,000	1,060,590
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	1,065,920

Total					22,285,362

Lease Obligations 6.53%
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,178,459
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	5,600	5,870,704
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2033	A2	8,500	8,681,050
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.125%	10/1/2031	A2	2,500	2,598,075
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,683,050
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2028	AA-	7,000	7,881,440
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Aa3	1,000	1,037,460
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,634,726
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	633,050
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%	2/1/2033	AA	12,000	13,548,900
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,612,260
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AA-	1,000	1,128,390
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AA-	1,860	2,077,936
LA Pub Facs Auth Rev SUSLA Facs Inc Pj Ser A	5.75%	7/1/2039	NR	2,195	1,759,995
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	7,385	7,936,733
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	10,821,200

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.358%	#	4/1/2014	Aa3	$3,300	$3,307,689
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%		12/1/2028	A	3,000	3,092,010
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%		11/15/2031	A+	2,500	2,693,675
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	1,980	2,305,007
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	2,870	3,341,097
PA St Indl Dev Auth Econ Dev	5.50%		7/1/2023	A1	3,000	3,369,390
Philadelphia PA Muni Auth Rev Lease	6.375%		4/1/2029	A2	2,000	2,205,180
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%		10/1/2014	NR	420	432,571
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%		10/1/2024	NR	2,000	2,042,920
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%		10/1/2037	NR	1,000	1,006,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%		7/1/2030	Baa1	9,000	10,196,190
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%		12/1/2023	Aa3	3,150	3,548,318
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%		9/1/2035	A2	5,000	5,192,500

Total						117,816,835

Other Revenue 7.97%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%		3/1/2030	BBB-	4,650	4,660,881
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%		8/15/2040	BB	5,750	6,068,435
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	2,400	2,495,232
Austin TX Convtn Entrprse Inc 2nd Tier Ser B	5.75%		1/1/2034	Ba2	5,000	5,001,550
Austin TX Convtn Entrprse Inc 2nd Tier Ser B	6.00%		1/1/2018	Ba2	1,125	1,195,256
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%		2/1/2030	NR	3,500	3,180,975
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%		9/1/2032	BB+	2,250	2,071,507

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+		$1,000	$930,080
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		2,500	2,451,475
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,492,364
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		8,000	8,149,680
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	865,510
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,234,395
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,322,419
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		2,000	2,103,820
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,189,920
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,108,780
CO Edl & Cultural Facs Auth Charter Sch North East Academy	5.75%	5/15/2037	NR		815	676,939
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,128,025
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	9,000	9,563,400
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BB+		1,840	1,418,180
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		1,000	1,024,890
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	778,868
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,300,850
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,642,208
La Vernia TX Higher Ed Fin Corp Amigos
Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,429,108
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2029	AA-		9,030	10,194,283
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2030	AA-		9,485	10,658,956
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		6,850	7,352,173
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,253,630
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	12,035,100
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	CCC+		2,250	1,750,117

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		$2,000	$2,048,420
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,441,395
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	775,220
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,150,912
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	5,977,741
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(c)	4,500	4,399,740
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	351,273
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,805,400
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,256,556
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,209,922
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	971,530
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	636,298
West Vly City UT Charter Sch Monticello Academy	6.375%	6/1/2037	NR		1,750	1,517,880

Total						143,764,293

Pre-Refunded 0.11%
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,590	1,939,736

Special Tax 2.97%
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		1,000	1,056,700

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	$800	$705,928
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	940	960,229
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,587,705
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	834,030
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,261,728
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	786,465
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	7,000	7,014,700
Gramercy Farms FL Cmnty Dev Dist Cap Apprec~	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms FL Cmnty Dev Dist Ser A-1(e)	5.25%	5/1/2039	NR	1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,305,520
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,302,300
Lakeside Landings Cmnty Dev Dist FL Ser A(e)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,689,487
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,083	1,521,402
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,945,300
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	2,325	2,672,448
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	836,680
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,590,434
Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	6,702,447
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,209,880
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,757,275
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,124,500

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	$1,400	$1,563,800
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,935	1,916,637
Sparks NV Tourism Impt Dist No 1 Sr
Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,381,175
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	838,320
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,024,231

Total					53,645,334

Tax Revenue 8.69%
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA-	2,330	2,766,293
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	3,000	3,355,140
Jacksonville FL Transit Rev Ser A	5.00%	10/1/2030	AA-	3,515	3,823,195
MA St Sch Bldg Auth Sr Ser B(b)	5.00%	10/15/2032	AA+	20,000	22,676,800
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,837,710
Metro Transn Auth NY Ser A	5.00%	11/15/2046	A	10,410	10,944,866
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,514,820
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	13,814,760
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,604,920
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA	5,510	6,449,179
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA	2,580	2,995,406
NY St Dorm Auth Ser C(b)	5.00%	3/15/2034	AAA	10,000	11,150,150
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,771,900
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,588,700
San Joaquin Cnty CA Transn Auth Ser A(b)	5.50%	3/1/2041	AA	29,000	32,966,975
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	4,562,198
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	4,056,600
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	3,690	3,859,260

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB		$5,850	$6,000,520
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		4,500	4,710,105
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-		1,145	1,209,796
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-		2,000	2,148,280

Total						156,807,573

Tobacco 6.70%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		11,665	8,652,164
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		13,300	10,258,822
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	B-		10,000	7,501,800
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		7,000	5,314,540
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		10,650	7,356,275
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)~	Zero Coupon	6/1/2037	B-		18,200	12,814,802
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		1,960	1,536,875
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		4,750	4,205,555
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,310	4,528,527
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	1,710	1,499,362
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-		12,000	13,073,160
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,500	9,356,235
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		30,755	23,244,014
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		3,540	3,304,413
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		12,580	8,358,655

Total						121,005,199

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 13.51%
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	$10,000	$2,434,000
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-	10,000	10,929,800
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	9,645	11,005,731
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	6,135	7,000,535
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	7,160	8,170,143
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2	18,000	4,439,880
E-470 Pub Hwy Auth CO Rev Cap
Apprec	Zero Coupon	9/1/2039	Baa2	7,500	1,410,675
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A	3,000	3,202,170
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-	2,500	2,677,625
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(a)	5.00%	7/1/2031	A	5,000	5,265,950
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,688,200
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2	3,500	3,674,405
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	10,908,400
Metro Dist of Columbia Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,518,418
Metro Dist of Columbia Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,706,475
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,959,575
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	7,612,515
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	8,308,275
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	5,308,065
NJ St Transn Tr Fd Auth Transn Sys Ser B	5.25%	6/15/2026	A+	1,500	1,720,080
North TX Twy Auth Rev Spl Pjs Sys Ser D(b)	5.00%	9/1/2028	AA	20,000	22,409,800
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,759,850
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	6,154,611
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,607,800
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2026	AA-	11,000	12,747,240
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2027	AA-	5,000	5,794,200
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A	1,500	1,628,475

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)~	Zero Coupon		12/1/2034	A-	$12,000	$10,858,080
PA St Tpk Commn Sub Ser B-1	5.625%		6/1/2029	A-	3,310	3,675,160
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%		11/1/2026	A-	2,285	2,311,483
Port of Oakland CA Ser O AMT	5.00%		5/1/2027	A	3,000	3,108,390
Port of Oakland CA Ser O AMT	5.00%		5/1/2028	A	2,275	2,343,523
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%		7/1/2025	AA-	2,000	2,288,200
Regl Transn Dist CO Denver Trans Partners	6.00%		1/15/2034	Baa3	1,800	1,952,406
Regl Transn Dist CO Ser A COP	5.375%		6/1/2031	Aa3	5,200	5,712,200
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser A AMT	5.00%		5/1/2031	A+	5,500	5,825,765
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%		5/1/2025	A+	15,000	16,250,550
San Jose CA Arpt Rev Ser A-1 AMT	6.25%		3/1/2034	A2	5,000	5,535,550
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%		7/1/2029	A-	3,020	3,423,049
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%		6/15/2028	AAA	5,002	5,584,926

Total						243,912,175

Utilities 15.40%
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%		2/15/2027	A1	5,000	5,555,150
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2028	A1	3,000	3,471,390
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2029	A1	4,000	4,608,520
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%		12/1/2026	Aa1	20,000	23,524,500
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%		1/1/2032	Aa1	5,440	6,008,480
Birmingham AL Wtrwrks Brd Rev	4.75%		1/1/2036	Aa2	3,000	3,132,900
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%		8/1/2026	AA	5,000	5,711,200
Central Plains NE Enrg Pj No 1	0.827%	#	12/1/2017	B	5,000	4,249,450
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,442,008
Compton CA Wtr Rev	6.00%		8/1/2039	A	5,500	5,792,105
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%		7/1/2041	A+	8,000	8,247,440

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%		7/1/2034	A+	$5,000	$5,041,550
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A2	4,000	4,622,440
Houston TX Util Sys Rev 1st Lien Ser A (AG)	5.125%		11/15/2032	AA	4,000	4,470,120
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-	1,505	1,650,067
Long Island NY Pwr Auth Ser A	6.25%		4/1/2033	A-	1,000	1,174,660
Long Island NY Pwr Auth Ser C (CIFG)	5.25%		9/1/2029	A3	1,350	1,545,426
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,339,537
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A(b)	5.00%		5/15/2028	AA	19,460	22,138,280
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A-	2,000	2,625,640
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%		3/15/2022	Aa3	5,000	5,688,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A-	1,000	1,070,760
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A-	3,500	3,696,280
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB	3,500	4,111,590
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%		6/1/2035	A1	7,730	8,302,097
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%		7/1/2034	AA+	10,000	10,653,000
Metro St. Louis MO Swr Dist Ser A	5.75%		5/1/2038	AAA	1,760	1,973,910
New York City NY Muni Wtr Fin Auth Ser HH(b)	5.00%		6/15/2031	AA+	20,000	22,572,600
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB	5,000	5,216,250
Northern CA Gas Auth No 1	1.109%	#	7/1/2027	A2	5,000	3,662,500
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AA+	5,000	5,309,050
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	3,250	3,672,110
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	4,500	5,119,020
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-	1,000	1,136,370
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3	2,500	2,753,950
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%		10/1/2031	AA+	20,000	22,184,800
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA+	3,000	3,384,690

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value

Utilities (continued)
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	A-		$740		$794,841
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%		7/1/2025	BBB+		1,000		1,040,870
Puerto Rico Elec Pwr Auth Ser UU	1.089%	#	7/1/2031	BBB+		4,000		2,811,520
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%		8/1/2021	A-		5,000		5,620,100
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%		7/1/2022	CC		1,000		126,140
Salt Verde AZ Financial Corp Gas Rev Ser A	5.00%		12/1/2037	A-		8,000		7,885,680
Salt Verde AZ Financial Corp Gas Rev Ser A	5.25%		12/1/2027	A-		5,000		5,348,000
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.836%	#	11/1/2038	Baa1		5,000		3,644,150
TN Enrg Acq Corp Jr Ser B	5.625%		9/1/2026	BBB	(c)	3,000		3,081,960
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%		12/15/2026	A-		1,250		1,352,725
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%		12/15/2026	A-		11,575		13,804,113
Virgin Islands Wtr & Pwr Auth Ser A	5.00%		7/1/2027	Baa3		555		565,456

Total								277,933,795

Total Municipal Bonds (cost $1,868,579,698)								1,973,129,396

						Shares (000)

SHORT-TERM INVESTMENTS 1.49%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus						—	(j)	908
SSgA Tax Free Money Market Fund						5		4,501

Total Money Market Mutual Funds (cost $5,409)								5,409

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 1.49%

Health Care 0.55%
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.30%	4/2/2012	5/15/2030	AAA	$9,885	$9,885,000

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
NATIONAL TAX FREE FUND March 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue 0.50%
Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.25%	4/2/2012	6/1/2038	A1	$9,000	$9,000,000

Utilities 0.44%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.27%	4/2/2012	6/1/2036	AA+	4,780	4,780,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.27%	4/2/2012	6/1/2036	AA+	3,185	3,185,000

Total						7,965,000

Total Variable Rate Demand Notes (cost $26,850,000)						26,850,000

Total Short-Term Investments (cost $26,855,409)						26,855,409

Total Investments in Securities 110.81% (cost $1,895,435,107)						$1,999,984,805

Liabilities in Excess of Cash and Other Assets(h) (10.81%)						(195,174,816)

Net Assets 100.00%						$1,804,809,989

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	1,214	Short	$(167,228,500)	$4,655,064
Ultra Long U.S. Treasury Bond	June 2012	158	Short	(23,853,063)	1,177,375

Totals				$(191,081,563)	$5,832,439

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 107.35%

Corporate-Backed 10.01%
AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	6,000	5,581,260
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,323,823
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,907,907
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	6,050	6,559,349
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	6,140,625
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	317,460
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	340,460
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,266,709
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	12,635	11,858,579
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	5,545	5,657,730
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	5,467,500
Houston TX Arpt Sys Rev Spl Facs Continental Ser B AMT	5.70%	7/15/2029	B-	3,760	3,674,836
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	5.875%	3/1/2027	NR	1,500	495,585
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,450	478,442
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	991,365
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	6,770	7,059,147

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	$1,830	$1,807,967
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	9,381,500
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,461,800
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,735,222
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	890,900
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,872,391
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	5,935	5,528,631
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	6,105	6,127,283
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	4,035	4,051,422
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	758,662
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2041	A1	2,750	2,836,542
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	2,500	2,648,850
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,843,956
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3	3,685	3,332,272
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	6,120	6,119,755
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	5,100	5,152,785
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,511,276
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	6,000	6,154,020
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	1,500	1,423,050
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	3,250	3,410,810

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-		$6,910	$6,777,673
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	13,510,761

Total						165,212,305

Education 5.20%
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,688,275
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		7,495	7,934,988
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+		3,500	3,763,445
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	4,985,250
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,769,484
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	1,375	1,261,274
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	7,460	6,323,693
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,454,605
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,607,050
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3		2,500	2,200,375
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3		2,000	1,748,740
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		2,000	1,681,180
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR		2,710	2,184,531
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,140,550
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR		250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,300	920,000
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+		1,510	1,377,558
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+		3,640	3,401,398
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1		4,000	4,976,840

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	$2,000	$2,405,620
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	7,350,993
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA-	8,135	2,363,950
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	7,000	8,125,110

Total					85,764,909

General Obligation 10.60%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	1,500	1,639,800
Alhambra CA Unif Sch Dist Cap Apprec Election 2008 Ser B (AGM)	Zero Coupon	8/1/2038	AA-	5,150	1,178,887
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	7,365,516
CA St	5.00%	2/1/2032	A1	15,685	16,882,079
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,616,550
HI St Ser DZ(b)	5.00%	12/1/2028	AA	4,000	4,617,500
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,431,200
IL St	5.00%	3/1/2031	A+	2,250	2,362,927
IL St	5.00%	3/1/2032	A+	6,000	6,281,460
IL St Ser A	5.00%	1/1/2034	A+	2,275	2,367,410
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	19,000	20,920,710
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	11,541,193
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	Aa2	10,000	10,885,100
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	Aa2	10,460	11,356,840
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	Aa2	2,000	2,171,480
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,562,400
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,637,280
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,337,450
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,937,800
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,729,400
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,104,200

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	$19,135	$6,228,825
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	10,645	3,078,002
Territory of Guam Ser A	6.75%	11/15/2029	B+	8,690	9,312,986
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,361,485
Woonsocket RI	7.125%	6/15/2016	Ba2	3,000	3,066,660

Total					174,975,140

Health Care 25.56%
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	8,563,000
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	3,750,210
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+	15,365	12,756,177
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	2,425	1,989,009
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	7,438,734
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-	1,000	1,129,340
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB-	2,500	2,783,775
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR	5,770	6,173,900
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR	5,045	5,293,517
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR	585	591,213
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR	2,000	2,023,200
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	4,283,101
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	2,472,325
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(e)	7.00%	11/15/2034	NR	6,000	3,183,240
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.00%	11/15/2014	NR	4,105	2,206,396

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.75%	11/15/2023	NR		$4,700	$2,518,777
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,541,495
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,854,752
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	873,760
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,700	4,546,122
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(c)	3,385	3,704,307
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,708,810
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,472,540
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,757,297
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,984,375
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		5,920	5,677,398
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	6,633,314
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	1,047,264
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,418,820
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,946,340
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,316,625
IL Fin Auth Rev Clare Oaks Pj Ser A(e)	6.00%	11/15/2027	NR		9,000	2,790,000
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B(e)	Zero Coupon	5/15/2050	NR		4,800	12,000
IL Fin Auth Rev Clare Wtr Twr Ser A-2(e)	5.20%	5/15/2015	NR		700	105,000
IL Fin Auth Rev Clare Wtr Twr Ser A-3(e)	5.30%	5/15/2016	NR		700	105,000
IL Fin Auth Rev Clare Wtr Twr Ser A-6(e)	6.00%	5/15/2028	NR		2,800	420,000
IL Fin Auth Rev Clare Wtr Twr Ser A-7(e)	6.125%	5/15/2041	NR		3,500	525,000
IL Fin Auth Rev Clare Wtr Twr Ser A-10(e)	5.125%	5/15/2018	NR		3,500	525,000
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,650,500

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(c)	$4,000	$3,777,800
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(c)	10,975	9,859,830
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,813,400
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,631,900
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,661,440
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		3,660	3,646,458
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,426,200
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	5,017,000
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA-		7,000	7,599,200
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		3,325	3,423,520
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	4,423,645
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,134,460
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	3,133,866
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	7,459,770
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		5,840	5,934,024
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	9,191,160
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,179,864
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,005,960
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,002,940
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,450,872
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,125	4,252,091
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		2,250	2,387,835

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	$3,450	$3,637,508
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr(a)	5.00%	7/1/2031	BBB		1,100	1,137,356
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		3,045	2,901,063
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	11,268,235
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,917,041
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,138,525
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	3,919,124
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,175	3,332,131
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,475	3,644,371
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	4,495,437
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	15,002,820
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	5,888,581
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,098,812
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,847,496
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-		1,800	1,861,848
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B-		15,270	10,781,536
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR		1,945	2,103,829
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR		6,000	6,499,980
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB		3,000	3,478,800
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB		10,000	12,370,400
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		2,895	2,128,896

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	$6,435	$4,603,084
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,407,800
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,254,080
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,561,633
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,016,640
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,915	1,972,642
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,919,330
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,800,410
Torrance CA Rev Torrance Mem Med Ctr Ser A	4.75%	9/1/2030	A	2,200	2,250,446
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,373,541
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,193,120
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.25%	11/15/2040	NR	1,200	1,244,136
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.375%	11/15/2045	NR	1,550	1,607,226
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	5.70%	9/1/2037	NR	9,250	8,995,532
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	5.75%	9/1/2042	NR	2,000	1,941,220
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,498,927
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,893,324
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,261,085
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,422,345
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	A-	5,000	5,082,650
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,193,803

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	$7,425	$7,546,473

Total					421,678,104

Housing 0.74%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,607,764
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,285	1,165,559
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	3,425	3,617,211
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(e)	7.50%	12/20/2040	NR	3,930	2,312,530
MuniMae TE Bd Subs LLC(kj	5.30%	11/29/2049	Ba2	2,000	1,401,460
MuniMae TE Bd Subs LLC(kj	5.90%	11/29/2049	B1	2,000	1,122,040

Total					12,226,564

Lease Obligations 2.24%
CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2	1,500	1,666,800
CA St Pub Wrks Brd Var Cap Pjs Ser A(a)	5.00%	4/1/2033	A2	6,500	6,638,450
CA St Pub Wrks Brd Var Cap Pjs Ser A(a)	5.00%	4/1/2034	A2	10,000	10,165,200
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	4,199	1,503,494
LA Pub Facs Auth Rev SUSLA Facs Inc Pj Ser A	5.75%	7/1/2039	NR	5,100	4,089,282
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	4,346,611
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	6,315,987
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,205,180

Total					36,931,004

Other Revenue 13.03%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-	4,650	4,660,881
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	8,300	7,543,455
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	2,250	2,071,507
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+	2,975	2,766,988
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2	10,845	10,634,499
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR	3,450	3,538,596

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		$3,000	$3,071,730
CA Muni Fin Auth High Tech High Chula Vista B	6.125%	7/1/2038	BB+	(c)	1,250	1,188,175
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	2,025,293
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,234,395
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,710,557
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,567,130
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,205,187
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,698,880
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,640,321
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(c)	9,350	10,035,261
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,671,001
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	3,809,505
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	5,182,935
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		730	727,102
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,899,300
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,476,961
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	778,868
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,300,850
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A	6.125%	8/1/2026	NR		1,550	1,556,681
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A	6.25%	8/1/2036	NR		2,815	2,706,031
Kansas City MO Indl Dev Auth Derrick Thomas Ser A	5.875%	1/1/2037	NR		6,570	5,832,058
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	975,500
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,155,291
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		4,750	5,502,637
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	7,230,152

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036		NR	$8,500	$6,892,565
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR	4,705	4,217,938
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029		NR	1,640	1,432,540
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031		NR	15,200	10,061,640
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031		NR	3,000	2,056,440
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037		CCC+	5,000	3,172,650
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039		CCC+	2,250	1,750,117
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR	722	694,749
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-	1,955	2,002,331
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB-	3,720	3,676,104
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	-	-	(g)	NR	5,000	37,500
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025		NR	2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037		NR	5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037		NR	3,340	1,202,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+	10,250	11,734,507
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2023		BB+	175	178,388
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036		BB+	880	850,265
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039		BB+	9,365	8,850,019
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015		NR	2,965	22,238
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR	1,925	1,808,845
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR	1,350	1,170,113
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR	1,900	1,561,952
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	6.75%	7/1/2022		NR	1,460	365,000

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	7.00%	7/1/2036	NR		$5,000	$1,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,360,532
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(c)	5,000	4,888,600
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(c)	10,495	9,552,759
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,975,000
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,475	1,314,933
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,865	3,206,365
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		2,575	2,474,472
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	7,246,543
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		2,870	2,931,963
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		4,075	3,534,492
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB		1,300	1,311,180

Total						215,037,367

Special Tax 6.73%
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR		1,000	1,027,430
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR		2,250	2,320,538
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(e)	5.50%	5/1/2036	NR		1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR		6,545	4,661,611
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		1,545	1,578,248
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR		2,715	2,773,943
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		3,500	3,704,645
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR		4,460	3,944,736

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	$5,700	$4,736,586
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,300	3,969,252
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1(e)	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,130	5,280,272
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,495	1,556,007
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,615	5,503,680
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	7,479,710
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	10,867,440
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,108,560
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	1,102,140
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	2,019,789
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,049,760
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,724,692
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,983,547
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,685	2,611,565
Orange Grove LA Cmnty Dev Dist(e)	5.30%	11/1/2021	NR	1,705	716,100
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,630	1,378,719
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,495	3,328,393
Riverside Cnty CA Pub Fing Auth Jurupa Vly Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	Baa1	9,000	7,890,030
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,209,880
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	996,130
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	14,000	13,334,580
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,244,905
Tern Bay Cmnty Dev Dist FL Ser A(e)	5.375%	5/1/2037	NR	13,145	3,286,250

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		$2,810	$2,535,210
Whispering Spring LA Dev Dist Spl Assmnt(e)	5.20%	10/1/2021	NR		2,290	583,950

Total						110,978,248

Tax Revenue 0.64%
Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR		3,135	3,659,329
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		6,000	6,915,480

Total						10,574,809

Tobacco 13.76%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		48,485	38,638,181
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		14,230	10,554,676
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		13,000	10,027,420
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	B-		15,195	11,398,985
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	B-		1,030	845,929
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3	Zero Coupon	6/1/2037	B-		13,370	9,992,872
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+		10,090	7,630,058
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+		1,990	1,457,735
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		10,000	8,344,000
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		28,900	21,941,458
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		13,045	9,010,573
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		10,445	8,004,421
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,365	4,575,433

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	$2,635	$2,310,421
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-		490	417,573
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		5,000	4,407,450
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	B-		11,000	8,751,270
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-		11,600	8,836,184
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		5,000	4,669,950
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		3,990	3,015,562
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2		12,590	11,239,219
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2		31,140	23,591,975
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		26,050	17,308,662

Total						226,970,007

Transportation 8.98%
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	12,003,600
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,402,950
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-		25,535	6,669,231
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		3,445	838,513
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-		4,985	1,053,929
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-		1,000	198,070
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT(e)	6.375%	5/1/2035	NR		6,630	2,685,150
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR		3,110	1,493,142
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.25%	1/1/2023	NR		5,000	500
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.375%	1/1/2030	NR		5,000	500
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2		5,000	1,067,650
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	BBB		5,885	1,554,523
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	BBB		25,000	8,304,000

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	BBB	$9,925	$2,119,285
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-	2,500	2,677,625
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-	1,025	1,116,049
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-	3,440	3,745,571
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-	3,895	4,240,988
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-	3,430	3,734,682
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-	8,210	8,939,284
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-	2,675	2,912,617
Metro Dist of Columbia Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,518,417
Metro Dist of Columbia Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,914,959
Metro Dist of Columbia Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,706,475
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	8,308,275
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,700	3,184,839
North TX Twy Auth Rev Spl Pjs Sys Ser D(b)	5.00%	9/1/2028	AA	20,000	22,409,800
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	Aa2	20,000	20,504,500
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	8,156,862
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	24,500	7,764,295

Total					148,226,281

Utilities 9.86%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	11,859,100
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	645	606,506
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	5,430	5,997,435
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	634,980

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC		$2,000	$266,960
Detroit MI Wtr Supply Sys Rev Sr Lien Ser A	5.00%	7/1/2036	A+		3,000	3,046,380
Detroit MI Wtr Supply Sys Rev Sr Lien Ser A	5.25%	7/1/2041	A+		10,000	10,309,300
Detroit MI Wtr Supply Sys Rev Sr Lien Ser C	5.00%	7/1/2041	A+		6,450	6,530,496
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR		4,440	4,475,786
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR		5,940	5,964,473
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%	11/1/2039	A-		5,350	6,655,828
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		3,500	4,111,590
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%	7/1/2014	NR		525	3,938
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+		11,000	12,106,985
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+		1,000	1,100,635
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500	1,652,370
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-		11,600	12,464,316
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+		20,000	22,184,800
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000	2,081,340
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	4,910,650
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.125%	7/1/2037	Baa2		4,500	4,396,815
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CC		2,000	272,600
Salt Verde AZ Fin Corp Gas Rev Ser A	5.00%	12/1/2037	A-		4,750	4,682,122
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1		19,375	22,343,441
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1		6,270	7,230,626
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(c)	4,781	4,911,617
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,507,500
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		350	333,750

Total						162,642,339

Total Municipal Bonds (cost $1,820,556,581)						1,771,217,077

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(concluded)
HIGH YIELD MUNICIPAL BOND FUND March 31, 2012

Investments					Shares (000)		Fair Value

SHORT-TERM INVESTMENTS 1.18%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus					—	(j)	$797
SSgA Tax Free Money Market Fund					3		2,890

Total Money Market Mutual Funds (cost $3,687)							3,687

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 1.18%

General Obligation 0.47%
Chicago IL Ser F Rmkt	0.38%	4/2/2012	1/1/2042	A+	$2,600		2,600,000
New York City NY Ser A-4	0.27%	4/2/2012	8/1/2038	AAA	3,400		3,400,000
New York City NY Sub Ser A-5	0.32%	4/2/2012	8/1/2015	A1	1,800		1,800,000

Total							7,800,000

Utilities 0.71%
Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.27%	4/2/2012	6/1/2036	AA+	11,615		11,615,000

Total Variable Rate Demand Notes (cost $19,415,000)							19,415,000

Total Short-Term Investments (cost $19,418,687)							19,418,687

Total Investments in Securities 108.53% (cost $1,839,975,268)							1,790,635,764

Liabilities in Excess of Cash and Other Assets(h) (8.53%)							(140,756,574)

Net Assets 100.00%							$1,649,879,190

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	1,175	Short	$(161,856,250)	$4,763,124
Ultra Long U.S. Treasury Bond	June 2012	174	Short	(26,268,563)	1,296,605

Totals				$(188,124,813)	$6,059,729

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 102.94%

Corporate-Backed 0.47%
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,026,740

Education 5.61%
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	834,530
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,101,820
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,175,522
CA Muni Fin Auth Rev Emerson College	5.75%	1/1/2033	BBB+	1,250	1,369,975
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,500	1,587,997
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	862,500
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,780,320
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	3,000	3,482,190

Total					12,194,854

General Obligation 24.79%
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	1,000	1,093,200
CA St	5.00%	2/1/2032	A1	2,000	2,152,640
CA St	5.00%	2/1/2033	A1	3,000	3,216,390
CA St	5.25%	9/1/2024	A1	5,000	5,787,300
CA St	5.50%	11/1/2034	A1	275	302,852
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,554,557
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,637,580
CA St Var Purp	5.25%	10/1/2032	A1	4,000	4,391,680
CA St Var Purp	5.50%	3/1/2040	A1	2,000	2,190,240
CA St Var Purp	6.50%	4/1/2033	A1	3,500	4,237,975
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,158,940
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	Aa2	3,000	3,313,365
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,463,742
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA-	1,335	1,443,736
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	5,000	1,445,750

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2032	AA	$1,910	$2,033,491
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,275,591
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2034	AA	2,400	2,537,988
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	3,000	3,100,710
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	892,718
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,500	1,769,415
San Diego CA Unif Sch Dist Ser R-1	Zero Coupon	7/1/2031	Aa2	3,000	1,110,930
Territory of Guam Ser A	7.00%	11/15/2039	B+	390	423,439
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3	1,000	1,283,480
Yosemite CA Comnty College Dist Unltd Cap Apprec 2004 Election Ser D	Zero Coupon	8/1/2033	Aa2	3,350	1,093,406

Total					53,911,115

Health Care 12.93%
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	2,500	2,797,350
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2039	A2	1,500	1,577,205
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2035	A	2,000	2,139,660
CA Hlth Facs Fing Auth Lucile Packard Children’s Hosp Ser A	5.00%	8/15/2051	AA	2,000	2,104,020
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	1,000	1,220,740
CA Hlth Facs Fing Auth Rady Children’s Hosp Ser A	5.50%	8/15/2033	A2	2,000	2,148,180
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	2,000	2,338,340
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-	1,000	1,129,340
CA Statewide Cmntys Dev Auth Trinity Hlth	5.00%	12/1/2041	AA	2,000	2,147,220
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA	500	588,060
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-	2,000	2,196,060

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB	$2,000	$2,436,100
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB	2,000	1,900,140
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A	2,000	2,300,460
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+	1,000	1,106,360

Total					28,129,235

Housing 1.19%
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2	1,000	1,007,330
CA Statewide Cmntys Dev Auth Irvine Univ Campus	5.125%	5/15/2031	Baa2	1,500	1,571,670

Total					2,579,000

Lease Obligations 10.00%
CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2	2,000	2,222,400
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2	1,550	1,682,323
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	1,000	1,048,340
CA St Pub Wrks Brd Var Cap Pj Ser A(a)	5.00%	4/1/2026	A2	3,000	3,179,100
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	1,000	1,136,610
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2	2,000	2,260,280
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,006,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,132,910
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3	1,500	1,689,675
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2	1,220	1,266,970
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+	3,000	3,389,610
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA-	2,295	1,723,293

Total					21,738,371

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue 3.78%
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		$2,000	$2,037,420
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-		1,000	874,960
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(c)	850	839,494
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,390,871
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	432,755
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	1,008,089
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A		1,500	1,639,815

Total						8,223,404

Special Tax 10.69%
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	547,730
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	910,810
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	2,004,200
Imperial Beach CA Redev Agy Palm Ave Comm Redev Pj	5.00%	6/1/2030	A		2,000	2,018,540
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,390,127
Irvine CA Pub Facs & Infrastr Auth Spl Assmt Ser A	4.50%	9/2/2025	BBB+		650	670,404
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,108,560
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,187,110
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	Baa1		5,000	5,275,250
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,102,910
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-		500	562,915
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-		1,000	1,120,520

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		$1,500	$1,619,220
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	579,935
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	588,315
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A		1,500	1,683,900
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		985	888,677

Total						23,259,123

Tax Revenue 1.00%
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2		1,000	1,088,830
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,077,246

Total						2,166,076

Tobacco 7.45%
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+		2,175	1,644,735
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		1,000	834,400
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		1,070	812,365
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		3,020	2,086,005
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		1,610	1,233,808
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	A2		3,000	3,023,310
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2		4,555	4,613,076
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2		350	350,564
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	875	746,226
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	970	850,515

Total						16,195,004

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 9.94%
Bay Area Toll Auth CA San Francisco Bay Area	5.00%		10/1/2033	A+	$2,905	$3,129,760
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%		1/15/2020	BBB-	2,000	2,051,960
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%		5/15/2035	AA	10,000	10,908,400
Port of Oakland CA Ser O AMT	5.125%		5/1/2031	A	1,250	1,276,788
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%		5/1/2032	A+	1,000	1,055,880
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%		5/1/2027	A+	1,430	1,530,028
San Jose CA Arpt Rev Ser A-1 AMT	6.25%		3/1/2034	A2	1,500	1,660,665

Total						21,613,481

Utilities 15.09%
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%		7/1/2031	NR	1,000	1,078,100
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%		6/1/2023	AA-	2,000	2,284,380
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%		12/1/2026	AAA	2,000	2,270,240
Chino Basin Desalter Auth Ser A (AG)	5.00%		6/1/2027	AA-	2,000	2,174,060
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,149,180
Dublin-San Ramon Svcs Dist CA	5.25%		8/1/2029	A	1,250	1,442,487
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR	2,075	2,083,549
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-	1,505	1,650,067
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%		11/15/2037	A-	1,000	1,113,580
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A-	2,000	2,625,640
Northern CA Gas Auth No 1	1.109%	#	7/1/2027	A2	1,000	732,500
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%		7/1/2022	A1	1,985	2,289,003
Northern CA Pwr Agy Rev Hydroelectric No 1-C (AG)	5.00%		7/1/2024	AA-	1,760	1,912,944
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%		7/1/2037	Baa2	2,100	2,173,752
Riverside CA Elec Rev Issue D (AGM)	5.00%		10/1/2027	AA-	1,000	1,099,220
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%		12/1/2035	AA-	1,500	1,713,435
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%		12/1/2023	AA	1,500	1,824,945

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CALIFORNIA TAX FREE FUND March 31, 2012

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Utilities (continued)
Sthn CA Pub Pwr Auth Pj No 1 Ser A		5.00%	11/1/2033	Baa1	$2,000		$2,026,380
Sthn CA Pub Pwr Auth Sub Sthn
Transmission Ser A		5.00%	7/1/2020	AA-	1,000		1,176,570

Total							32,820,032

Total Municipal Bonds (cost $208,435,464)							223,856,435

					Shares (000)

SHORT-TERM INVESTMENTS 0.92%

Money Market Mutual Fund 0.00%
Dreyfus General CA Municipal Money Market Fund Class A (cost $26)					—	(j)	26

Interest Rate#		Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Note 0.92%

General Obligation
CA St Ser B Sub Ser B-6 (cost $2,000,000)	0.34%	4/2/2012	5/1/2040	AAA	$2,000		2,000,000

Total Short-Term Investments (cost $2,000,026)							2,000,026

Total Investments in Securities 103.86% (cost $210,435,490)							225,856,461

Liabilities in Excess of Cash and Other Assets(h) (3.86%)							(8,387,605)

Net Assets 100.00%							$217,468,856

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	143	Short	$(19,698,250)	$585,542
Ultra Long U.S. Treasury Bond	June 2012	45	Short	(6,793,594)	335,328

Totals				$(26,491,844)	$920,870

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)
 NEW JERSEY TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 101.80%

Corporate-Backed 3.02%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,305	$1,182,917
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	1,029,329
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	320	298,090
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	1,004,070
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR	1,000	479,760

Total					3,994,166

Education 10.91%
NJ Inst of Tech Ser A	5.00%	7/1/2032	A+	500	557,675
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA-	1,000	1,093,960
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	2,144,760
NJ St Edl Facs Auth Rider Univ Ser A(a)	5.00%	7/1/2032	BBB+	500	530,740
NJ St Edl Facs Auth Rider Univ Ser A(a)	5.00%	7/1/2037	BBB+	500	516,025
NJ St Edl Facs Auth Rowan Univ	5.00%	7/1/2022	A+	425	489,808
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA-	1,150	1,256,019
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,450	2,809,978
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	1,021,170
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,202,810
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,791,225

Total					14,414,170

General Obligation 11.52%
Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,311,598
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	2,133,406
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,619,343
New Brunswick NJ	5.00%	10/1/2023	AA-	1,000	1,171,010
NJ St Ser Q	5.00%	8/15/2020	AA-	1,025	1,251,894
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,490	1,992,249
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	1,001,529

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1		$1,000	$1,028,150
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3		5	5,229
Territory of Guam Ser A	7.00%	11/15/2039	B+		140	152,004
Toms River Twp NJ Golf Util Impt Ser A	3.00%	12/15/2022	AA		1,155	1,178,342
Toms River Twp NJ Golf Util Impt Ser A	3.00%	12/15/2023	AA		250	250,485
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+		1,000	1,029,780
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-		1,020	1,094,083

Total						15,219,102

Health Care 15.91%
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,000	989,840
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(c)	500	524,510
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	455,410
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	832,970
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,000	943,300
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1		650	755,021
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,125,280
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		925	970,778
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		875	917,647
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,097,080
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2		1,000	982,000
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,176,680
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-		1,000	1,053,690
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	1,009,170
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	1,005,830
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,747,800

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+	$415	$416,536
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+	1,000	1,003,710

Total					21,007,252

Housing 1.65%
NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3	1,000	1,091,630
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3	1,000	1,081,610

Total					2,173,240

Lease Obligations 17.87%
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	1,250	1,407,000
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,782,475
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3	1,000	1,019,010
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	923,228
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+	1,275	1,435,930
NJ Econ Dev Auth Sch Facs Constr Ser N-1 (AMBAC)	5.50%	9/1/2024	A+	1,000	1,205,480
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,020	1,078,895
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	3,775	4,080,775
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,597,092
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,080,040
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	1,850,700
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	1,202,400
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,799,205
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,006,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,132,910

Total					23,602,000

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW JERSEY TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue 0.93%
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(e)	6.25%	1/1/2037	NR	$1,300	$130,000
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A	1,000	1,093,210

Total					1,223,210

Special Tax 0.99%
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	500	529,225
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	775,872

Total					1,305,097

Tax Revenue 8.30%
Garden St Preservation Tr 2005 Ser A (AGM)	5.75%	11/1/2028	AAA	3,055	3,908,200
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2031	BBB	200	219,324
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,370	1,509,795
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,020	1,114,421
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,633,750
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	375	392,201
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	666,725
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	523,345

Total					10,967,761

Tobacco 4.59%
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1	2,260	2,110,817
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1	1,755	1,563,828
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2	3,155	2,384,486

Total					6,059,131

Transportation 16.53%
Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,640,460
NJ St Tpk Auth Ser A (AGM)	5.25%	1/1/2028	AA-	2,000	2,415,320
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.25%	12/15/2020	A+	1,000	1,203,320
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,359,140

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(concluded)
NEW JERSEY TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Transportation (continued)
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	$1,000		$1,133,250
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625		11,379,730
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	1,165		1,300,210
Puerto Rico Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A3	365		402,825

Total						21,834,255

Utilities 9.58%
Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000		1,134,740
NJ Econ Dev Auth Swr Facs Anheuser Busch AMT	4.95%	3/1/2047	A-	1,000		995,010
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,775		2,245,233
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525		375,034
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	1,300		1,345,656
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	BBB+	1,000		1,037,900
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	BBB+	1,000		1,035,770
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	1,000		1,096,750
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,210		2,379,131
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	Baa3	1,000		1,004,960

Total						12,650,184

Total Municipal Bonds (cost $127,107,892)						134,449,568

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)				—	(j)	5

Total Investments in Securities 101.80% (cost $127,107,897)						134,449,573

Liabilities in Excess of Cash and Other Assets(h) (1.80%)						(2,376,421)

Net Assets 100.00%						$132,073,152

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	79	Short	$(10,882,250)	$333,785
Ultra Long U.S. Treasury Bond	June 2012	9	Short	(1,358,719)	67,063

Totals				$(12,240,969)	$400,848

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 104.19%

Corporate-Backed 8.13%
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$688,463
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	897,060
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	442,180
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,348,942
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,720,525
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,575,945
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT(e)	5.40%	7/1/2019	NR	1,400	657,958
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,265	1,933,970
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,984,515
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BBB-	1,315	1,316,565
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	1,600	1,728,928
NY Liberty Dev Corp 7 World Trade Ctr Class 1(a)	5.00%	9/15/2040	Aaa	2,000	2,185,080
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,904,250

Total					23,384,381

Education 17.99%
Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,555,578
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	514,070
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,089,545
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	1,028,770
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	350	373,831

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	Aa3	$3,500	$3,784,830
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,396,834
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,377,558
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	1,750	1,933,820
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,529,914
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	16,000	17,889,680
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,258,585
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,129,437
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	AA-	2,475	2,625,703
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,631,235
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,535,565
Onondaga Civic Dev Corp Upstate Pptys Dev Inc	5.50%	12/1/2031	A+	1,000	1,118,290
St. Lawrence Cnty NY Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,575	1,769,938
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,079,670
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,111,530

Total					51,734,383

General Obligation 6.46%
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,338,052
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,207,980
New York City NY Ser E	5.00%	8/1/2021	AA	1,040	1,245,514
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,214,857
New York City NY Sub Ser D-1	5.00%	10/1/2024	AA	1,500	1,759,725
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	3,985	3,188,399
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	3,500	3,598,525
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	304,007
Yonkers NY Ser A	5.00%	10/1/2020	BBB+	2,500	2,723,575

Total					18,580,634

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care 12.41%
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	$1,500	$1,605,045
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	1,082,550
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	1,000	1,070,340
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,773,765
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,535,950
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	895,460
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	742,328
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	744,570
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,676,400
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,145,040
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2	2,500	2,611,850
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	5,921,363
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.00%	5/1/2022	A-	1,195	1,376,437
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.25%	5/1/2034	A-	1,000	1,103,120
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3	1,500	1,674,840
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	2,115,500
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,011,220
St. Lawrence Cnty NY Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,538,685
Suffolk Cnty NY Econ Dev Corp Catholic Hlth Svcs	5.00%	7/1/2028	A-	1,000	1,095,180

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	$1,155	$1,038,899
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	852,660
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,132,700
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	948,813

Total					35,692,715

Housing 1.32%
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	441,485
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,285,375
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,053,400

Total					3,780,260

Lease Obligations 12.95%
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,575	2,876,018
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,109,580
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,140,780
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,649,250
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA-	1,830	2,020,521
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2022	AA-	2,000	2,397,100
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2025	AA-	2,795	3,239,880
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2027	AA-	1,425	1,625,797
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,589,798
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,665,081
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	1,500	1,740,105

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	$1,560	$1,822,142
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,159,680
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	1,000	1,077,470
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,857,492
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,006,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	2,000	2,265,820

Total					37,243,374

Other Revenue 6.13%
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,312,180
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,690,770
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	1,500	1,810,545
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	4,500	4,929,975
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A	2,000	2,146,200
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,626,171
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	1,100	1,108,635

Total					17,624,476

Special Tax 3.98%
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,018,249
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,837,014
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,586,412

Total					11,441,675

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue 9.58%
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A		$2,650	$2,963,707
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,125	2,317,079
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		3,000	3,453,690
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA		1,000	1,151,230
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,489,300
NY St Dorm Auth Rev St Pers Income Tax Ser G	5.00%	8/15/2021	AAA		1,110	1,365,355
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,794,733
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	3,025,522
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,198,900
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		755	789,632

Total						27,549,148

Tobacco 2.39%
Suffolk Cnty NY Tob Asset Securitization Corp Ser B(a)	5.00%	6/1/2032	A-		750	751,133
Suffolk Cnty NY Tob Asset Securitization Corp Ser B(a)	5.25%	6/1/2037	BBB+		700	700,497
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BB+	(c)	2,350	1,827,830
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		1,750	1,633,537
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		2,725	1,967,968

Total						6,880,965

Transportation 9.08%
Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		2,500	2,691,525
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,182,430
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,320,712
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,084,100
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,457,450

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
NEW YORK TAX FREE FUND March 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Transportation (continued)
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	$2,000		$2,208,280
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2024	Aa2	1,250		1,417,075
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2041	Aa2	1,250		1,319,813
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455		5,892,655
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	2,250		2,528,122

Total						26,102,162

Utilities 13.77%
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	1,850		1,989,583
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190		2,503,323
New York City NY Muni Wtr Fin Auth 2nd Resolution Ser EE	5.00%	6/15/2034	AA+	3,500		3,924,480
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500		3,852,222
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545		1,701,957
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		8,018,320
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AA+	1,250		1,374,613
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		3,296,898
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,309,050
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	2,600		2,691,312
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	4,500		4,935,375

Total						39,597,133

Total Municipal Bonds (cost $284,041,316)						299,611,306

				Shares (000)

SHORT-TERM INVESTMENTS 0.49%

Money Market Mutual Fund 0.00%
Dreyfus NY Municipal Cash Management (cost $331)				—	(j)	331

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(concluded)
NEW YORK TAX FREE FUND March 31, 2012

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Variable Rate Demand Note 0.49%

General Obligation
New York City NY Sub Ser L-5 (cost $1,400,000)	0.30%	4/2/2012	4/1/2035	AA	$1,400	$1,400,000

Total Short-Term Investments (cost $1,400,331)						1,400,331

Total Investments in Securities 104.68% (cost $285,441,647)						301,011,637

Liabilities in Excess of Cash and Other Assets(h) (4.68%)						(13,457,962)

Net Assets 100.00%						$287,553,675

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	June 2012	211	Short	$(29,065,250)	$939,479
Ultra Long U.S. Treasury Bond	June 2012	26	Short	(3,925,188)	193,744

Totals				$(32,990,438)	$1,133,223

134	See Notes to Financial Statements.

Schedule of Investments
March 31, 2012

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2012.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	The interest rate represents the rate in effect at March 31, 2012.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Fund received partial payment from issuer.
(j)	Amount represents less than 1,000 shares.
(k)

Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity. The interest represents the rate at March 31, 2012. The date shown represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	135

Statements of Assets and Liabilities (unaudited)
March 31, 2012

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,117,268,948	$2,960,251,438	$110,495,678

Investments in securities, at fair value	$2,156,878,580	$3,113,843,304	$117,412,339
Cash	1,725,854	2,979,455	436,786
Deposits with brokers for futures collateral	—	2,293,750	298,750
Receivables:
Interest	19,580,490	37,671,796	1,639,818
Investment securities sold	4,200,000	2,383,000	463,836
Capital shares sold	20,421,444	19,876,174	1,329,585
From advisor (See Note 3)	150,089	57,114	32,008
Variation margin	—	911,917	120,156
Prepaid expenses and other assets	149,584	161,078	44,518

Total assets	2,203,106,041	3,180,177,588	121,777,796

LIABILITIES:
Payables:
Investment securities purchased	24,710,879	47,701,965	2,735,143
Trust certificates (See Note 2(h))	7,000,000	7,925,000	1,000,000
Capital shares reacquired	3,458,220	—	—
Management fee	713,928	1,017,654	48,741
12b-1 distribution fees	629,985	944,809	29,227
Interest expense and fees (See Note 2(h))	11,210	21,102	4,213
Directors’ fees	64,896	85,370	518
Fund administration	71,635	104,033	3,899
Distributions payable	2,740,715	7,529,193	391,849
Accrued expenses and other liabilities	83,561	129,851	47,405

Total liabilities	39,485,029	65,458,977	4,260,995

NET ASSETS	$2,163,621,012	$3,114,718,611	$117,516,801

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,126,644,483	$2,963,195,147	$110,941,631
Undistributed (distributions in excess of) net investment income	266,690	2,294,134	96,582
Accumulated net realized loss on investments and futures contracts	(2,899,793)	(7,791,776)	(851,507)
Net unrealized appreciation (depreciation) on investments and futures contracts	39,609,632	157,021,106	7,330,095

Net Assets	$2,163,621,012	$3,114,718,611	$117,516,801

136	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,895,435,107	$1,839,975,268	$210,435,490	$127,107,897	$285,441,647

$1,999,984,805	$1,790,635,764	$225,856,461	$134,449,573	$301,011,637
1,899,949	3,405,435	2,002,783	1,931,334	76,665
4,070,700	4,029,500	591,650	259,450	701,300

28,873,580	29,922,116	3,246,650	2,068,957	4,300,730
—	255,000	—	—	7,073,380
11,066,052	11,880,661	2,258,062	397,154	1,836,351
—	—	—	—	—
1,637,441	1,621,167	238,246	104,357	282,091
65,021	83,938	30,200	22,449	28,355

2,047,597,548	1,841,833,581	234,224,052	139,233,274	315,310,509

40,467,064	20,916,854	3,164,130	1,062,385	8,161,089
189,767,226	157,000,000	11,975,000	5,310,000	17,860,000
3,517,019	5,001,461	524,394	170,490	362,626
650,164	663,783	81,716	50,084	109,454
612,633	541,286	69,494	34,648	108,475
379,848	291,807	23,755	13,237	32,324
450,336	125,731	124,592	37,434	112,200
60,781	55,239	7,264	4,452	9,729
6,660,654	7,140,543	742,877	438,995	952,084
221,834	217,687	41,974	38,397	48,853

242,787,559	191,954,391	16,755,196	7,160,122	27,756,834

$1,804,809,989	$1,649,879,190	$217,468,856	$132,073,152	$287,553,675

$1,761,589,685	$2,017,256,013	$216,750,303	$135,139,838	$284,844,411

2,560,448	4,559,927	(340,331)	(224,748)	(714,124)

(69,722,281)	(328,656,975)	(15,282,957)	(10,584,462)	(13,279,825)

110,382,137	(43,279,775)	16,341,841	7,742,524	16,703,213

$1,804,809,989	$1,649,879,190	$217,468,856	$132,073,152	$287,553,675

See Notes to Financial Statements.	137

Statements of Assets and Liabilities (unaudited)(concluded)
March 31, 2012

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,351,796,436	$1,719,196,976	$94,530,948
Class B Shares	—	$6,215,974	—
Class C Shares	$271,120,720	$576,501,354	$9,465,295
Class F Shares	$527,687,154	$796,196,433	$13,509,265
Class I Shares	$13,016,702	$16,593,535	$11,293
Class P Shares	—	$14,339	—
Outstanding shares by class*:
Class A Shares	85,198,436	160,284,642	6,002,373
Class B Shares	—	580,044	—
Class C Shares	17,087,015	53,814,147	601,224
Class F Shares	33,256,723	74,241,405	857,771
Class I Shares	820,361	1,546,421	717
Class P Shares	—	1,336.709	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.87	$10.73	$15.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.24	$10.98	$16.11
Class B Shares-Net asset value	—	$10.72	—
Class C Shares-Net asset value	$15.87	$10.71	$15.74
Class F Shares-Net asset value	$15.87	$10.72	$15.75
Class I Shares-Net asset value	$15.87	$10.73	$15.75
Class P Shares-Net asset value	—	$10.73	—

*

Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

138	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,521,416,028	$976,262,445	$165,896,897	$126,747,186	$231,559,357
$8,400,414	$11,182	—	—	—
$182,648,533	$468,182,960	$32,083,535	—	$42,989,581
$92,333,610	$202,902,672	$19,476,467	$5,314,212	$12,993,170
$11,404	$2,508,385	$11,957	$11,754	$11,567
—	$11,546	—	—	—

137,923,647	85,439,263	15,965,376	25,879,553	21,027,047
757,745	977.839	—	—	—
16,539,377	40,959,834	3,086,389	—	3,909,049
8,377,017	17,745,119	1,874,322	1,084,330	1,178,945
1,034	219,401	1,151	2,398	1,050.263
—	1,009.622	—	—	—

$11.03	$11.43	$10.39	$4.90	$11.01

$11.28	$11.69	$10.63	$5.01	$11.26
$11.09	$11.44	—	—	—
$11.04	$11.43	$10.40	—	$11.00
$11.02	$11.43	$10.39	$4.90	$11.02
$11.03	$11.43	$10.39	$4.90	$11.01
—	$11.44	—	—	—

See Notes to Financial Statements.	139

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2012

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$24,292,447	$54,059,090	$2,210,254

Total investment income	24,292,447	54,059,090	2,210,254

Expenses:
Management fee	3,973,518	5,350,658	224,191
12b-1 distribution plan-Class A	1,283,068	1,523,513	76,453
12b-1 distribution plan-Class B	—	31,849	—
12b-1 distribution plan-Class C	1,106,167	2,234,713	26,032
12b-1 distribution plan-Class F	218,512	334,608	3,977
12b-1 distribution plan-Class P	—	32	—
Interest expense and fees (See Note 2(h))	22,199	43,309	4,242
Shareholder servicing	282,713	533,137	27,727
Professional	24,757	24,669	19,208
Reports to shareholders	38,826	61,732	1,325
Fund administration	397,727	544,070	17,935
Custody	13,093	16,655	4,545
Directors’ fees	24,612	32,335	974
Registration	81,039	148,290	23,477
Offering costs	—	—	1,942
Other	24,268	22,997	1,617

Gross expenses	7,490,499	10,902,567	433,645
Expense reductions (See Note 7)	(714)	(979)	(32)
Management fee waived (See Note 3)	(913,681)	(513,704)	(179,351)

Net expenses	6,576,104	10,387,884	254,262

Net investment income	17,716,343	43,671,206	1,955,992

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	(2,796,003)	4,759,913	(478,749)
Net change in unrealized appreciation/depreciation on investments and futures contracts	8,734,107	52,021,171	4,363,361

Net realized and unrealized gain	5,938,104	56,781,084	3,884,612

Net Increase in Net Assets Resulting From Operations	$23,654,447	$100,452,290	$5,840,604

140	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$48,225,526	$51,848,661	$5,357,655	$3,222,528	$7,013,407

48,225,526	51,848,661	5,357,655	3,222,528	7,013,407

3,668,545	3,727,477	454,098	288,879	616,349
1,447,977	913,429	155,873	123,602	222,858
44,581	53	—	—	—
705,474	1,866,307	123,264	—	167,993
41,234	90,972	8,074	2,388	5,108
—	25	—	—	—
629,706	462,357	44,453	13,604	91,365
379,494	400,253	35,331	28,084	58,346
29,812	88,578	21,115	19,467	21,234
39,757	48,054	5,243	3,898	6,798
341,854	309,109	40,364	25,678	54,786
13,197	12,301	2,710	2,158	3,135
21,341	19,468	2,507	1,599	3,421
58,353	76,466	25,093	20,475	26,386
—	—	—	—	—
17,171	21,941	2,849	1,958	3,688

7,438,496	8,036,790	920,974	531,790	1,281,467
(615)	(552)	(72)	(46)	(99)
—	—	—	—	—

7,437,881	8,036,238	920,902	531,744	1,281,368

40,787,645	43,812,423	4,436,753	2,690,784	5,732,039

4,074,389	(34,356,390)	(1,722,443)	(207,083)	(1,944,172)

74,904,555	83,732,446	11,320,532	5,829,934	10,751,556

78,978,944	49,376,056	9,598,089	5,622,851	8,807,384

$119,766,589	$93,188,479	$14,034,842	$8,313,635	$14,539,423

See Notes to Financial Statements.	141

Statements of Changes in Net Assets

	Short Duration

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$17,716,343	$36,300,586
Net realized gain (loss) on investments and futures contracts	(2,796,003)	1,517,869
Net change in unrealized appreciation/depreciation on investments and futures contracts	8,734,107	(576,306)

Net increase in net assets resulting from operations	23,654,447	37,242,149

Distributions to shareholders from:
Net investment income
Class A	(11,813,794)	(25,854,639)
Class B	—	—
Class C	(1,512,015)	(3,269,932)
Class F	(4,213,244)	(7,026,813)
Class I	(120,103)	(103,400)
Class P	—	—
Net realized gain
Class A	(846,074)	—
Class C	(171,996)	—
Class F	(297,799)	—
Class I	(10,321)	—

Total distributions to shareholders	(18,985,346)	(36,254,784)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	678,656,634	1,019,642,150
Reinvestment of distributions	11,330,787	20,630,502
Cost of shares reacquired	(397,272,174)	(1,039,433,779)

Net increase in net assets resulting from capital share transactions	292,715,247	838,873

Net increase in net assets	297,384,348	1,826,238

NET ASSETS:
Beginning of period	$1,866,236,664	$1,864,410,426

End of period	$2,163,621,012	$1,866,236,664

Undistributed net investment income	$266,690	$209,503

142	See Notes to Financial Statements.

Intermediate		AMT Free

For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (unaudited)	For the Period October 26, 2010 to September 30, 2011*

$43,671,206	$76,935,608	$1,955,992	$1,538,031
4,759,913	(6,661,023)	(478,749)	(373,323)

52,021,171	(1,808,811)	4,363,361	2,966,734

100,452,290	68,465,774	5,840,604	4,131,442

(24,895,451)	(47,210,859)	(1,656,009)	(1,422,417)
(79,165)	(205,346)	—	—
(6,600,252)	(12,341,114)	(91,615)	(37,727)
(11,277,165)	(16,196,238)	(175,475)	(46,425)
(191,865)	(22,154)	(249)	(444)
(214)	(469)	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(43,044,112)	(75,976,180)	(1,923,348)	(1,507,013)

998,601,456	1,288,655,754	57,661,890	73,241,755
26,045,790	43,702,459	1,051,388	512,567
(362,958,329)	(955,643,486)	(13,705,073)	(7,787,411)

661,688,917	376,714,727	45,008,205	65,966,911

719,097,095	369,204,321	48,925,461	68,591,340

$2,395,621,516	$2,026,417,195	$68,591,340	$—

$3,114,718,611	$2,395,621,516	$117,516,801	$68,591,340

$2,294,134	$1,667,040	$96,582	$63,938

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

See Notes to Financial Statements.	143

Statements of Changes in Net Assets (continued)

	National

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$40,787,645	$79,661,060
Net realized gain (loss) on investments and futures contracts	4,074,389	(15,494,713)
Net change in unrealized appreciation/depreciation on investments and futures contracts	74,904,555	(19,273,169)

Net increase (decrease) in net assets resulting from operations	119,766,589	44,893,178

Distributions to shareholders from:
Net investment income
Class A	(34,402,779)	(67,412,561)
Class B	(176,628)	(501,706)
Class C	(3,463,119)	(7,004,717)
Class F	(1,994,357)	(3,501,921)
Class I	(272)	(531)
Class P	—	—

Total distributions to shareholders	(40,037,155)	(78,421,436)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	190,694,209	268,002,652
Net proceeds from reorganizations (See Note 12)	—	590,280,917
Reinvestment of distributions	30,861,608	57,133,477
Cost of shares reacquired	(144,951,840)	(500,098,086)

Net increase (decrease) in net assets resulting from capital share transactions	76,603,977	415,318,960

Net increase (decrease) in net assets	156,333,411	381,790,702

NET ASSETS:
Beginning of period	$1,648,476,578	$1,266,685,876

End of period	$1,804,809,989	$1,648,476,578

Undistributed (distributions in excess of) net investment income	$2,560,448	$1,809,958

144	See Notes to Financial Statements.

High Yield		California

For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011

$43,812,423	$99,727,243	$4,436,753	$9,216,985
(34,356,390)	(27,952,291)	(1,722,443)	(4,280,442)
83,732,446	(104,202,161)	11,320,532	(3,559,731)

93,188,479	(32,427,209)	14,034,842	1,376,812

(25,754,560)	(57,860,768)	(3,453,170)	(7,212,209)
(261)	(548)	—	—
(11,229,329)	(26,351,246)	(563,282)	(1,207,435)
(5,218,307)	(12,763,398)	(364,043)	(697,777)
(67,638)	(93,614)	(266)	(364)
(300)	(621)	—	—

(42,270,395)	(97,070,195)	(4,380,761)	(9,117,785)

251,671,611	548,114,486	30,534,635	37,080,282
—	—	—	—
31,251,489	65,689,552	3,090,623	5,901,341
(231,853,923)	(974,031,202)	(18,872,495)	(54,388,032)

51,069,177	(360,227,164)	14,752,763	(11,406,409)

101,987,261	(489,724,568)	24,406,844	(19,147,382)

$1,547,891,929	$2,037,616,497	$193,062,012	$212,209,394

$1,649,879,190	$1,547,891,929	$217,468,856	$193,062,012

$4,559,927	$3,017,899	$(340,331)	$(396,323)

See Notes to Financial Statements.	145

Statements of Changes in Net Assets (concluded)

	New Jersey

INCREASE IN NET ASSETS	For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$2,690,784	$5,415,934
Net realized gain (loss) on investments and futures contracts	(207,083)	(2,940,278)
Net change in unrealized appreciation/depreciation on investments and futures contracts	5,829,934	(1,423,932)

Net increase in net assets resulting from operations	8,313,635	1,051,724

Distributions to shareholders from:
Net investment income
Class A	(2,566,113)	(5,221,120)
Class C	—	—
Class F	(101,081)	(155,697)
Class I	(249)	(337)

Total distributions to shareholders	(2,667,443)	(5,377,154)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	30,651,895	18,310,956
Reinvestment of distributions	2,058,696	3,854,132
Cost of shares reacquired	(24,026,659)	(28,594,043)

Net increase (decrease) in net assets resulting from capital share transactions	8,683,932	(6,428,955)

Net increase (decrease) in net assets	14,330,124	(10,754,385)

NET ASSETS:
Beginning of period	$117,743,028	$128,497,413

End of period	$132,073,152	$117,743,028

Distributions in excess of net investment income	$(224,748)	$(248,089)

146	See Notes to Financial Statements.

New York

For the Six Months Ended March 31, 2012 (unaudited)	For the Year Ended September 30, 2011

$5,732,039	$11,949,237
(1,944,172)	324,906

10,751,556	(9,217,131)

14,539,423	3,057,012

(4,749,035)	(9,984,773)
(728,354)	(1,527,487)
(220,677)	(361,245)
(252)	(341)

(5,698,318)	(11,873,846)

30,488,084	43,088,887
3,750,963	7,403,914
(18,196,404)	(67,292,870)

16,042,643	(16,800,069)

24,883,748	(25,616,903)

$262,669,927	$288,286,830

$287,553,675	$262,669,927

$(714,124)	$(747,845)

See Notes to Financial Statements.	147

Financial Highlights
SHORT DURATION TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)						12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2011		2010
Per Share Operating Performance

Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.15		.33		.30		.33
Net realized and unrealized gain	.05		.03		.20		.68

Total from investment operations	.20		.36		.50		1.01

Distributions to shareholders from:
Net investment income	(.15)		(.33)		(.30)		(.41)
Net realized gain	(.01)		—		—		—

Total distributions	(.16)		(.33)		(.30)		(.41)

Net asset value, end of period	$15.87		$15.83		$15.80		$15.60

Total Return(c)	1.25	%(d)	2.30%		3.24%		6.82	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.59%		.55%		.44	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)(f)	.58	%(f)	.55	%(f)	.44	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.70%		.70%		.75	%(e)

Net investment income	.92	%(d)	2.08%		1.91%		2.68	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,351,796		$1,249,341		$1,326,511		$609,072
Portfolio turnover rate	11.30	%(d)	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)						12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2011		2010
Per Share Operating Performance

Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.09		.21		.18		.23
Net realized and unrealized gain	.05		.03		.19		.68

Total from investment operations	.14		.24		.37		.91

Distributions to shareholders from:
Net investment income	(.09)		(.21)		(.17)		(.31)
Net realized gain	(.01)		—		—		—

Total distributions	(.10)		(.21)		(.17)		(.31)

Net asset value, end of period	$15.87		$15.83		$15.80		$15.60

Total Return(c)	.92	%(d)	1.56%		2.42%		6.10	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.31%		1.35%		1.23	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)(f)	1.31	%(f)	1.35	%(f)	1.23	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.41%		1.50%		1.51	%(e)

Net investment income	.59	%(d)	1.36%		1.12%		1.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$271,121		$244,872		$251,390		$128,116
Portfolio turnover rate	11.30	%(d)	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (continued)
SHORT DURATION TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)						12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2011		2010
Per Share Operating Performance

Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.15		.34		.32		.36
Net realized and unrealized gain	.05		.03		.20		.66

Total from investment operations	.20		.37		.52		1.02

Distributions to shareholders from:
Net investment income	(.15)		(.34)		(.32)		(.42)
Net realized gain	(.01)		—		—		—

Total distributions	(.16)		(.34)		(.32)		(.42)

Net asset value, end of period	$15.87		$15.83		$15.80		$15.60

Total Return(c)	1.30	%(d)	2.40%		3.34%		6.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.49%		.45%		.34	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)(f)	.48	%(f)	.45	%(f)	.34	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.29	%(d)	.60%		.61%		.64	%(e)

Net investment income	.96	%(d)	2.18%		2.02%		2.88	%(e)

Supplemental Data:

Net assets, end of period (000)	$527,687		$365,694		$284,289		$100,723
Portfolio turnover rate	11.30	%(d)	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

150	See Notes to Financial Statements.

Financial Highlights (concluded)
SHORT DURATION TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)						12/12/2008(a) to 9/30/2009
			Year Ended 9/30

			2011		2010
Per Share Operating Performance

Net asset value, beginning of period	$15.83		$15.80		$15.60		$15.00

Investment operations:
Net investment income(b)	.16		.35		.33		.34
Net realized and unrealized gain	.05		.04		.20		.70

Total from investment operations	.21		.39		.53		1.04

Distributions to shareholders from:
Net investment income	(.16)		(.36)		(.33)		(.44)
Net realized gain	(.01)		—		—		—

Total distributions	(.17)		(.36)		(.33)		(.44)

Net asset value, end of period	$15.87		$15.83		$15.80		$15.60

Total Return(c)	1.34	%(d)	2.48%		3.43%		7.04	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.20	%(d)	.39%		.35%		.25	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.20	%(d)(f)	.39	%(f)	.34	%(f)	.25	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.24	%(d)	.49%		.50%		.57	%(e)

Net investment income	.98	%(d)	2.22%		2.11%		2.71	%(e)

Supplemental Data:

Net assets, end of period (000)	$13,017		$6,330		$2,221		$3,407
Portfolio turnover rate	11.30	%(d)	52.51%		36.21%		64.00%

(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	151

Financial Highlights
INTERMEDIATE TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.49		$10.52	$10.28	$9.42	$9.75	$9.81

Investment operations:
Net investment income(a)	.18		.39	.39	.38	.37	.36
Net realized and unrealized gain (loss)	.23		(.03)	.23	.86	(.32)	(.06)

Total from investment operations	.41		.36	.62	1.24	.05	.30

Distributions to shareholders from:
Net investment income	(.17)		(.39)	(.38)	(.38)	(.38)	(.36)

Net asset value, end of period	$10.73		$10.49	$10.52	$10.28	$9.42	$9.75

Total Return(b)	3.97	%(c)	3.55%	6.22%	13.50%	.43%	3.11%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(c)	.65%	.63%	.44%	.27%	.27%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.33	%(c)	.64%	.63%	.44%	.24%	.25%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(c)	.72%	.71%	.72%	.79%	1.37%

Net investment income	1.65	%(c)	3.82%	3.76%	3.89%	3.80%	3.68%

Supplemental Data:

Net assets, end of period (000)	$1,719,197		$1,385,337	$1,320,285	$798,344	$338,400	$17,046
Portfolio turnover rate	17.78	%(c)	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

152	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class B Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.48		$10.51	$10.27	$9.41	$9.74	$9.80

Investment operations:
Net investment income(a)	.13		.31	.31	.30	.31	.29
Net realized and unrealized gain (loss)	.24		(.04)	.23	.87	(.33)	(.06)

Total from investment operations	.37		.27	.54	1.17	(.02)	.23

Distributions to shareholders from:
Net investment income	(.13)		(.30)	(.30)	(.31)	(.31)	(.29)

Net asset value, end of period	$10.72		$10.48	$10.51	$10.27	$9.41	$9.74

Total Return(b)	3.56	%(c)	2.73%	5.38%	12.65%	(.29)%	2.35%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(c)	1.45%	1.43%	1.24%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.73	%(c)	1.44%	1.43%	1.23%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.52%	1.51%	1.52%	1.67%	2.12%

Net investment income	1.27	%(c)	3.03%	2.98%	3.10%	3.15%	2.95%

Supplemental Data:

Net assets, end of period (000)	$6,216		$6,526	$7,725	$6,315	$1,966	$802
Portfolio turnover rate	17.78	%(c)	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	153

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.48		$10.51	$10.27	$9.41	$9.74	$9.80

Investment operations:
Net investment income(a)	.14		.32	.31	.31	.30	.29
Net realized and unrealized gain (loss)	.23		(.04)	.24	.87	(.32)	(.06)

Total from investment operations	.37		.28	.55	1.18	(.02)	.23

Distributions to shareholders from:
Net investment income	(.14)		(.31)	(.31)	(.32)	(.31)	(.29)

Net asset value, end of period	$10.71		$10.48	$10.51	$10.27	$9.41	$9.74

Total Return(b)	3.53	%(c)	2.81%	5.44%	12.76%	(.31)%	2.35%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(c)	1.37%	1.37%	1.10%	1.02%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.67	%(c)	1.36%	1.37%	1.09%	.98%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.43%	1.46%	1.47%	1.45%	2.02%

Net investment income	1.31	%(c)	3.10%	3.01%	3.22%	3.11%	2.95%

Supplemental Data:

Net assets, end of period (000)	$576,501		$453,450	$391,138	$180,270	$44,402	$4,249
Portfolio turnover rate	17.78	%(c)	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

154	See Notes to Financial Statements.

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)
							9/28/2007(a) to 9/30/2007
			Year Ended 9/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.49		$10.52	$10.28	$9.42	$9.75	$9.75

Investment operations:
Net investment income(b)	.18		.40	.40	.38	.39	—	(c)
Net realized and unrealized gain (loss)	.23		(.03)	.23	.87	(.33)	—	(c)

Total from investment operations	.41		.37	.63	1.25	.06	—	(c)

Distributions to shareholders from:
Net investment income	(.18)		(.40)	(.39)	(.39)	(.39)	—

Net asset value, end of period	$10.72		$10.49	$10.52	$10.28	$9.42	$9.75

Total Return(d)	3.93	%(e)	3.66%	6.33%	13.61%	.57%	.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.28	%(e)	.55%	.53%	.40%	.13%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(g)	.28	%(e)	.54%	.53%	.39%	.10%	.00	%(e)(f)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(e)	.62%	.61%	.64%	.67%	.00	%(e)(f)

Net investment income	1.70	%(e)	3.92%	3.86%	3.90%	3.97%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$796,196		$547,652	$307,256	$103,873	$1,460	$10
Portfolio turnover rate	17.78	%(e)	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	155

Financial Highlights (continued)
INTERMEDIATE TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		1/31/2011(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$10.50		$9.96

Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)

Total from investment operations			(.01)

Net asset value on SEC Effective Date, 2/1/2011			$9.95

Investment operations:
Net investment income(b)	.18		.27
Net realized and unrealized gain	.23		.55	(d)

Total from investment operations	.41		.82

Distributions to shareholders from:
Net investment income	(.18)		(.27)

Net asset value, end of period	$10.73		$10.50

Total Return(e)			8.26	%(f)(g)
Total Return(e)	3.96	%(f)	8.35	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.23	%(f)	.45	%(i)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.23	%(f)	.44	%(i)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.25	%(f)	.54	%(i)

Net investment income	1.70	%(f)	3.81	%(i)

Supplemental Data:

Net assets, end of period (000)	$16,594		$2,572
Portfolio turnover rate	17.78	%(f)	38.81%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

156	See Notes to Financial Statements.

Financial Highlights (concluded)
INTERMEDIATE TAX FREE FUND

	Class P Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.50		$10.52	$10.28	$9.42	$9.75	$9.81

Investment operations:
Net investment income(a)	.16		.37	.36	.36	.36	.34
Net realized and unrealized gain (loss)	.23		(.03)	.24	.86	(.33)	(.06)

Total from investment operations	.39		.34	.60	1.22	.03	.28

Distributions to shareholders from:
Net investment income	(.16)		(.36)	(.36)	(.36)	(.36)	(.34)

Net asset value, end of period	$10.73		$10.50	$10.52	$10.28	$9.42	$9.75

Total Return(b)	3.76	%(c)	3.41%	5.99%	13.27%	.29%	2.91%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.89%	.86%	.65%	.46%	.47%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.45	%(c)	.88%	.86%	.64%	.43%	.45%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.96%	.94%	.96%	1.13%	1.57%

Net investment income	1.55	%(c)	3.60%	3.56%	3.73%	3.73%	3.49%

Supplemental Data:

Net assets, end of period (000)	$14		$14	$13	$13	$11	$11
Portfolio turnover rate	17.78	%(c)	38.81%	30.23%	15.70%	29.73%	30.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	157

Financial Highlights
AMT FREE MUNICIPAL BOND FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)		10/26/2010(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$15.08		$15.00

Investment operations:
Net investment income(b)	.34		.65
Net realized and unrealized gain	.66		.05

Total from investment operations	1.00		.70

Distributions to shareholders from:
Net investment income	(.33)		(.62)

Net asset value, end of period	$15.75		$15.08

Total Return(c)	6.73	%(d)	4.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(d)	.50	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.26	%(d)	.50	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(d)	1.13	%(e)

Net investment income	2.19	%(d)	4.81	%(e)

Supplemental Data:

Net assets, end of period (000)	$94,531		$62,280
Portfolio turnover rate	20.91	%(d)	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

158	See Notes to Financial Statements.

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)		10/26/2010(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$15.07		$15.00

Investment operations:
Net investment income(b)	.27		.54
Net realized and unrealized gain	.67		.04

Total from investment operations	.94		.58

Distributions to shareholders from:
Net investment income	(.27)		(.51)

Net asset value, end of period	$15.74		$15.07

Total Return(c)	6.31	%(d)	4.03	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66	%(d)	1.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.65	%(d)	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.84	%(e)

Net investment income	1.76	%(d)	3.97	%(e)

Supplemental Data:

Net assets, end of period (000)	$9,465		$2,532
Portfolio turnover rate	20.91	%(d)	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	159

Financial Highlights (continued)
AMT FREE MUNICIPAL BOND FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)		10/26/2010(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$15.09		$15.00

Investment operations:
Net investment income(b)	.34		.67
Net realized and unrealized gain	.66		.05

Total from investment operations	1.00		.72

Distributions to shareholders from:
Net investment income	(.34)		(.63)

Net asset value, end of period	$15.75		$15.09

Total Return(c)	6.71	%(d)	5.04	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.22	%(d)	.40	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.21	%(d)	.39	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(d)	.90	%(e)

Net investment income	2.22	%(d)	4.85	%(e)

Supplemental Data:

Net assets, end of period (000)	$13,509		$3,769
Portfolio turnover rate	20.91	%(d)	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

160	See Notes to Financial Statements.

Financial Highlights (concluded)
AMT FREE MUNICIPAL BOND FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		10/26/2010(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$15.08		$15.00

Investment operations:
Net investment income(b)	.36		.66
Net realized and unrealized gain	.66		.07

Total from investment operations	1.02		.73

Distributions to shareholders from:
Net investment income	(.35)		(.65)

Net asset value, end of period	$15.75		$15.08

Total Return(c)	6.85	%(d)	5.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.15	%(d)	.29	%(e)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(f)	.15	%(d)	.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	2.12	%(e)

Net investment income	2.33	%(d)	4.91	%(e)

Supplemental Data:

Net assets, end of period (000)	$11		$11
Portfolio turnover rate	20.91	%(d)	54.63%

(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	161

Financial Highlights
NATIONAL TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.53		$10.84	$10.62	$9.71	$11.12	$11.52

Investment operations:
Net investment income(a)	.26		.52	.54	.52	.51	.49
Net realized and unrealized gain (loss)	.50		(.31)	.21	.90	(1.41)	(.40)

Total from investment operations	.76		.21	.75	1.42	(.90)	.09

Distributions to shareholders from:
Net investment income	(.26)		(.52)	(.53)	(.51)	(.51)	(.49)

Net asset value, end of period	$11.03		$10.53	$10.84	$10.62	$9.71	$11.12

Total Return(b)	7.25	%(c)	2.15%	7.34%	15.40%	(8.41)%	.79%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.83%	.86%	.92%	1.05%	1.18%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.37	%(c)	.76%	.77%	.77%	.79%	.77%

Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.83%	.86%	.92%	1.06%	1.27%

Net investment income	2.42	%(c)	5.12%	5.12%	5.49%	4.77%	4.34%

Supplemental Data:

Net assets, end of period (000)	$1,521,416		$1,406,579	$1,007,123	$889,665	$740,198	$525,513
Portfolio turnover rate	25.56	%(c)	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

162	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class B Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.58		$10.90	$10.68	$9.75	$11.16	$11.56

Investment operations:
Net investment income(a)	.22		.45	.46	.45	.42	.41
Net realized and unrealized gain (loss)	.50		(.33)	.21	.91	(1.41)	(.40)

Total from investment operations	.72		.12	.67	1.36	(.99)	.01

Distributions to shareholders from:
Net investment income	(.21)		(.44)	(.45)	(.43)	(.42)	(.41)

Net asset value, end of period	$11.09		$10.58	$10.90	$10.68	$9.75	$11.16

Total Return(b)	6.90	%(c)	1.26%	6.48%	14.48%	(9.08)%	.08%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.80	%(c)	1.64%	1.66%	1.72%	1.85%	1.90%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.77	%(c)	1.57%	1.57%	1.57%	1.58%	1.49%

Expenses, excluding expense reductions and expenses reimbursed	.80	%(c)	1.64%	1.66%	1.72%	1.86%	1.99%

Net investment income	2.03	%(c)	4.31%	4.33%	4.70%	3.94%	3.61%

Supplemental Data:

Net assets, end of period (000)	$8,400		$9,190	$16,143	$18,540	$18,032	$23,502
Portfolio turnover rate	25.56	%(c)	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	163

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)

			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.54		$10.86	$10.63	$9.73	$11.15	$11.54

Investment operations:
Net investment income(a)	.23		.46	.46	.46	.44	.42
Net realized and unrealized gain (loss)	.49		(.33)	.23	.89	(1.41)	(.39)

Total from investment operations	.72		.13	.69	1.35	(.97)	.03

Distributions to shareholders from:
Net investment income	(.22)		(.45)	(.46)	(.45)	(.45)	(.42)

Net asset value, end of period	$11.04		$10.54	$10.86	$10.63	$9.73	$11.15

Total Return(b)	6.91	%(c)	1.38%	6.69%	14.58%	(9.01)%	.23%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.72	%(c)	1.50%	1.56%	1.59%	1.67%	1.82%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.68	%(c)	1.43%	1.47%	1.45%	1.41%	1.41%

Expenses, excluding expense reductions and expenses reimbursed	.72	%(c)	1.50%	1.56%	1.59%	1.68%	1.91%

Net investment income	2.09	%(c)	4.44%	4.40%	4.78%	4.13%	3.70%

Supplemental Data:

Net assets, end of period (000)	$182,649		$158,714	$181,209	$133,922	$80,301	$51,244
Portfolio turnover rate	25.56	%(c)	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

164	See Notes to Financial Statements.

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)						9/28/2007(a) to 9/30/2007

			Year Ended 9/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.52		$10.83	$10.61	$9.71	$11.12	$11.12

Investment operations:
Net investment income(b)	.26		.53	.55	.53	.52	—	(c)
Net realized and unrealized gain (loss)	.50		(.31)	.21	.89	(1.41)	—

Total from investment operations	.76		.22	.76	1.42	(.89)	—	(c)

Distributions to shareholders from:
Net investment income	(.26)		(.53)	(.54)	(.52)	(.52)	—

Net asset value, end of period	$11.02		$10.52	$10.83	$10.61	$9.71	$11.12

Total Return(d)	7.31	%(e)	2.24%	7.43%	15.44%	(8.32)%	.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.35	%(e)	.73%	.76%	.81%	.95%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.32	%(e)	.66%	.66%	.67%	.69%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.35	%(e)	.73%	.76%	.81%	.97%	.00	%(e)(f)

Net investment income	2.46	%(e)	5.21%	5.18%	5.45%	5.00%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$92,334		$73,983	$62,200	$28,791	$2,310	$10
Portfolio turnover rate	25.56	%(e)	87.43%	63.31%	45.22%	88.15%	49.43%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	165

Financial Highlights (continued)
NATIONAL TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30/2011	7/26/2010(a) to 9/30/2010
Per Share Operating Performance

Net asset value, beginning of period	$10.53		$10.84	$10.59

Investment operations:
Net investment income(b)	.27		.55	.10
Net realized and unrealized gain (loss)	.50		(.32)	.25

Total from investment operations	.77		.23	.35

Distributions to shareholders from:
Net investment income	(.27)		(.54)	(.10)

Net asset value, end of period	$11.03		$10.53	$10.84

Total Return(c)	7.37	%(d)	2.40%	3.31	%(d)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.26	%(d)	.54%	.55	%(f)

Expenses, excluding expense reductions	.30	%(d)	.61%	.64	%(f)

Net investment income	2.53	%(d)	5.35%	5.21	%(f)

Supplemental Data:

Net assets, end of period (000)	$11		$11	$10
Portfolio turnover rate	25.56	%(d)	87.43%	63.31%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

166	See Notes to Financial Statements.

Financial Highlights
 HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)
			Year Ended 9/30

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.06		$11.81	$11.49	$11.89		$15.03	$15.81

Investment operations:
Net investment income(a)	.32		.69	.67	.72		.75	.75
Net realized and unrealized gain (loss)	.36		(.77)	.31	(.37	)(b)	(3.13)	(.77)

Total from investment operations	.68		(.08)	.98	.35		(2.38)	(.02)

Distributions to shareholders from:
Net investment income	(.31)		(.67)	(.66)	(.75)		(.76)	(.76)

Net asset value, end of period	$11.43		$11.06	$11.81	$11.49		$11.89	$15.03

Total Return(c)	6.29	%(d)	(.46)%	8.88%	4.14%		(16.33)%	(.23)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.43	%(d)	.89%	.91%	1.03%		1.27%	1.31%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.40	%(d)	.82%	.80%	.84%		.79%	.67%

Expenses, excluding expense reductions and expenses reimbursed	.43	%(d)	.89%	.91%	1.03%		1.30%	1.52%

Net investment income	2.92	%(d)	6.24%	5.88%	7.13%		5.50%	4.75%

Supplemental Data:

Net assets, end of period (000)	$976,262		$919,758	$1,236,637	$976,708		$695,723	$959,170
Portfolio turnover rate	19.44	%(d)	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	167

Financial Highlights (continued)
 HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.07		$11.82	$11.51	$11.91		$15.03	$15.81

Investment operations:
Net investment income(a)	.28		.61	.59	.66		.70	.68
Net realized and unrealized gain (loss)	.36		(.77)	.30	(.39	)(b)	(3.14)	(.78)

Total from investment operations	.64		(.16)	.89	.27		(2.44)	(.10)

Distributions to shareholders from:
Net investment income	(.27)		(.59)	(.58)	(.67)		(.68)	(.68)

Net asset value, end of period	$11.44		$11.07	$11.82	$11.51		$11.91	$15.03

Total Return(c)	5.90	%(d)	(1.19)%	7.97%	3.46%		(16.70)%	(.74)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.82	%(d)	1.66%	1.68%	1.78%		1.74%	1.77%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.79	%(d)	1.59%	1.57%	1.60%		1.26%	1.13%

Expenses, excluding expense reductions and expenses reimbursed	.82	%(d)	1.66%	1.68%	1.81%		2.07%	2.24%

Net investment income	2.55	%(d)	5.51%	5.15%	6.52%		5.10%	4.29%

Supplemental Data:

Net assets, end of period (000)	$11		$11	$11	$10		$10	$11
Portfolio turnover rate	19.44	%(d)	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

168	See Notes to Financial Statements.

Financial Highlights (continued)
 HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.06		$11.81	$11.50	$11.89		$15.03	$15.81

Investment operations:
Net investment income(a)	.29		.62	.59	.66		.68	.67
Net realized and unrealized gain (loss)	.36		(.77)	.30	(.37	)(b)	(3.14)	(.77)

Total from investment operations	.65		(.15)	.89	.29		(2.46)	(.10)

Distributions to shareholders from:
Net investment income	(.28)		(.60)	(.58)	(.68)		(.68)	(.68)

Net asset value, end of period	$11.43		$11.06	$11.81	$11.50		$11.89	$15.03

Total Return(c)	5.96	%(d)	(1.11)%	7.99%	3.57%		(16.77)%	(.74)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.75	%(d)	1.56%	1.65%	1.66%		1.78%	1.81%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.72	%(d)	1.48%	1.55%	1.48%		1.30%	1.17%

Expenses, excluding expense reductions and expenses reimbursed	.75	%(d)	1.56%	1.65%	1.67%		1.93%	2.17%

Net investment income	2.61	%(d)	5.59%	5.14%	6.55%		5.00%	4.25%

Supplemental Data:

Net assets, end of period (000)	$468,183		$450,802	$585,366	$455,042		$392,360	$538,419
Portfolio turnover rate	19.44	%(d)	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	169

Financial Highlights (continued)
 HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30					9/28/2007(a) to 9/30/2007

			2011	2010	2009		2008
Per Share Operating Performance

Net asset value, beginning of period	$11.07		$11.82	$11.50	$11.90		$15.03	$15.03

Investment operations:
Net investment income(b)	.33		.70	.69	.70		.76	—	(c)
Net realized and unrealized gain (loss)	.35		(.76)	.30	(.34	)(d)	(3.13)	—	(c)

Total from investment operations	.68		(.06)	.99	.36		(2.37)	—	(c)

Distributions to shareholders from:
Net investment income	(.32)		(.69)	(.67)	(.76)		(.76)	—

Net asset value, end of period	$11.43		$11.07	$11.82	$11.50		$11.90	$15.03

Total Return(e)	6.25	%(f)	(.35)%	8.98%	4.25%		(16.19)%	.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.38	%(f)	.79%	.81%	.91%		1.20%	.00	%(f)(g)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(h)	.35	%(f)	.72%	.71%	.73%		.72%	.00	%(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.38	%(f)	.79%	.81%	.91%		1.20%	.00	%(f)(g)

Net investment income	2.96	%(f)	6.35%	5.97%	6.83%		5.90%	.00	%(f)(g)

Supplemental Data:

Net assets, end of period (000)	$202,903		$175,052	$215,479	$112,500		$4,513	$10
Portfolio turnover rate	19.44	%(f)	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Amount is less than .01%.
(h)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

170	See Notes to Financial Statements.

Financial Highlights (continued)
 HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30/2011	7/26/2010a) to 9/30/2010
Per Share Operating Performance

Net asset value, beginning of period	$11.06		$11.81	$11.58

Investment operations:
Net investment income(b)	.33		.68	.12
Net realized and unrealized gain (loss)	.36		(.74)	.23

Total from investment operations	.69		(.06)	.35

Distributions to shareholders from:
Net investment income	(.32)		(.69)	(.12)

Net asset value, end of period	$11.43		$11.06	$11.81

Total Return(c)	6.38	%(d)	(.28)%	3.05	%(d)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(e)	.30	%(d)	.62%	.62	%(f)

Expenses, excluding expense reductions	.33	%(d)	.70%	.72	%(f)

Net investment income	3.00	%(d)	6.18%	5.75	%(f)

Supplemental Data:

Net assets, end of period (000)	$2,508		$2,258	$112
Portfolio turnover rate	19.44	%(d)	40.94%	37.68%

(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

See Notes to Financial Statements.	171

Financial Highlights (continued)
 HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30

			2011	2010	2009		2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.07		$11.82	$11.50	$11.90		$15.04	$15.82

Investment operations:
Net investment income(a)	.31		.67	.66	.71		.74	.75
Net realized and unrealized gain (loss)	.36		(.77)	.30	(.39	)(b)	(3.13)	(.77)

Total from investment operations	.67		(.10)	.96	.32		(2.39)	(.02)

Distributions to shareholders from:
Net investment income	(.30)		(.65)	(.64)	(.72)		(.75)	(.76)

Net asset value, end of period	$11.44		$11.07	$11.82	$11.50		$11.90	$15.04

Total Return(c)	6.19	%(d)	(.65)%	8.67%	3.87%		(16.34)%	(.25)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.54	%(d)	1.11%	1.12%	1.26%		1.35%	1.32%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.51	%(d)	1.04%	1.02%	1.08%		.87%	.66%

Expenses, excluding expense reductions and expenses reimbursed	.54	%(d)	1.11%	1.12%	1.26%		1.51%	1.73%

Net investment income	2.83	%(d)	6.07%	5.71%	7.04%		5.46%	4.77%

Supplemental Data:

Net assets, end of period (000)	$12		$11	$11	$10		$10	$12
Portfolio turnover rate	19.44	%(d)	40.94%	37.68%	32.88%		47.95%	24.92%

(a)	Calculated using average shares outstanding during the period.
(b)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

172	See Notes to Financial Statements.

Financial Highlights
 CALIFORNIA TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$9.90		$10.24	$10.17	$9.38	$10.57	$10.91

Investment operations:
Net investment income(a)	.23		.48	.47	.45	.45	.44
Net realized and unrealized gain (loss)	.48		(.35)	.07	.80	(1.18)	(.34)

Total from investment operations	.71		.13	.54	1.25	(.73)	.10

Distributions to shareholders from:
Net investment income	(.22)		(.47)	(.47)	(.46)	(.46)	(.44)

Net asset value, end of period	$10.39		$9.90	$10.24	$10.17	$9.38	$10.57

Total Return(b)	7.29	%(c)	1.56%	5.52%	13.92%	(7.16)%	.87%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.41	%(c)	.85%	.84%	.91%	1.18%	1.29%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.79%	.78%	.78%	.80%	.87%

Expenses, excluding expense reductions and expenses reimbursed	.41	%(c)	.85%	.84%	.91%	1.18%	1.30%

Net investment income	2.24	%(c)	4.96%	4.74%	4.87%	4.41%	4.03%

Supplemental Data:

Net assets, end of period (000)	$165,897		$150,423	$166,247	$159,768	$144,165	$147,893
Portfolio turnover rate	16.77	%(c)	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	173

Financial Highlights (continued)
 CALIFORNIA TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$9.90		$10.25	$10.17	$9.39	$10.58	$10.92

Investment operations:
Net investment income(a)	.19		.42	.40	.38	.39	.37
Net realized and unrealized gain (loss)	.50		(.36)	.08	.80	(1.18)	(.34)

Total from investment operations	.69		.06	.48	1.18	(.79)	.03

Distributions to shareholders from:
Net investment income	(.19)		(.41)	(.40)	(.40)	(.40)	(.37)

Net asset value, end of period	$10.40		$9.90	$10.25	$10.17	$9.39	$10.58

Total Return(b)	7.05	%(c)	.80%	4.88%	13.13%	(7.73)%	.23%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.73	%(c)	1.50%	1.55%	1.60%	1.79%	1.92%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.71	%(c)	1.44%	1.49%	1.48%	1.41%	1.50%

Expenses, excluding expense reductions and expenses reimbursed	.73	%(c)	1.50%	1.55%	1.60%	1.79%	1.92%

Net investment income	1.92	%(c)	4.32%	4.02%	4.14%	3.79%	3.40%

Supplemental Data:

Net assets, end of period (000)	$32,084		$28,023	$33,280	$28,896	$18,793	$15,245
Portfolio turnover rate	16.77	%(c)	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

174	See Notes to Financial Statements.

Financial Highlights (continued)
 CALIFORNIA TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30				9/28/2007(a) to 9/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$9.90		$10.24	$10.17	$9.38	$10.57	$10.57

Investment operations:
Net investment income(b)	.23		.49	.48	.46	.45	—	(c)
Net realized and unrealized gain (loss)	.49		(.35)	.07	.80	(1.17)	—	(c)

Total from investment operations	.72		.14	.55	1.26	(.72)	—	(c)

Distributions to shareholders from:
Net investment income	(.23)		(.48)	(.48)	(.47)	(.47)	—

Net asset value, end of period	$10.39		$9.90	$10.24	$10.17	$9.38	$10.57

Total Return(d)	7.34	%(e)	1.65%	5.62%	14.06%	(7.07)%	.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.36	%(e)	.75%	.74%	.79%	1.05%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.69%	.68%	.67%	.67%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.36	%(e)	.75%	.74%	.79%	1.07%	.00	%(e)(f)

Net investment income	2.28	%(e)	5.06%	4.81%	4.84%	4.48%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$19,476		$14,605	$12,683	$6,578	$285	$10
Portfolio turnover rate	16.77	%(e)	36.60%	47.68%	34.04%	49.17%	50.77%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	175

Financial Highlights (concluded)
CALIFORNIA TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		1/31/2011(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$9.90		$9.24

Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)

Total from investment operations			(.01)

Net asset value on SEC Effective Date, 2/1/2011			$9.23

Investment operations:
Net investment income(b)	.24		.33
Net realized and unrealized gain	.48		.67	(d)

Total from investment operations.	.72		1.00

Distributions to shareholders from:
Net investment income	(.23)		(.33)

Net asset value, end of period	$10.39		$9.90

Total Return(e)			10.89	%(f)(g)
Total Return(e)	7.39	%(f)	10.99	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	.30	%(f)	.60	%(j)

Expenses, excluding expense reductions	.32	%(f)	.69	%(j)

Net investment income	2.34	%(f)	5.24	%(j)

Supplemental Data:

Net assets, end of period (000)	$12		$11
Portfolio turnover rate	16.77	%(f)	36.60%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

176	See Notes to Financial Statements.

Financial Highlights
NEW JERSEY TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)
			Year Ended 9/30

			2011		2010		2009	2008		2007
Per Share Operating Performance

Net asset value, beginning of period	$4.69		$4.85		$4.78		$4.43	$5.00		$5.17

Investment operations:
Net investment income(a)	.10		.21		.21		.21	.21		.21
Net realized and unrealized gain (loss)	.21		(.16)		.07		.35	(.56)		(.17)

Total from investment operations	.31		.05		.28		.56	(.35)		.04

Distributions to shareholders from:
Net investment income	(.10)		(.21)		(.21)		(.21)	(.22)		(.21)

Net asset value, end of period	$4.90		$4.69		$4.85		$4.78	$4.43		$5.00

Total Return(b)	6.66	%(c)	1.23%		6.13%		13.13%	(7.36)%		.78%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.85%		.83%		.81%	.90%		1.14%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.41	%(c)(d)	.82	%(d)	.80	%(d)	.81%	.82	%(d)	.81	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.85%		.83%		.81%	.90%		1.21%

Net investment income	2.09	%(c)	4.62%		4.53%		4.78%	4.34%		4.11%

Supplemental Data:

Net assets, end of period (000)	$126,747		$113,783		$125,722		$128,778	$114,704		$129,106
Portfolio turnover rate	12.85	%(c)	23.14%		32.22%		20.68%	32.16%		37.64%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	177

Financial Highlights (continued)
NEW JERSEY TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)		Year Ended 9/30							9/28/2007(a) to 9/30/2007

			2011		2010		2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$4.69		$4.85		$4.78		$4.43	$5.00		$5.00

Investment operations:
Net investment income(b)	.10		.22		.22		.21	.21		—	(c)
Net realized and unrealized gain (loss)	.21		(.17)		.07		.35	(.56)		—	(c)

Total from investment operations	.31		.05		.29		.56	(.35)		—	(c)

Distributions to shareholders from:
Net investment income	(.10)		(.21)		(.22)		(.21)	(.22)		—

Net asset value, end of period	$4.90		$4.69		$4.85		$4.78	$4.43		$5.00

Total Return(d)	6.71	%(e)	1.33%		6.23%		13.26%	(7.27)%		.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.75%		.72%		.70%	.74%		.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.35	%(e)(g)	.72	%(g)	.70	%(g)	.70%	.66	%(g)	.00	%(e)(f)(g)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.75%		.72%		.70%	.77%		.00	%(e)(f)

Net investment income	2.13	%(e)	4.70%		4.61%		4.73%	4.41%		.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$5,314		$3,949		$2,775		$969	$48		$10
Portfolio turnover rate	12.85	%(e)	23.14%		32.22%		20.68%	32.16%		37.64%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

178	See Notes to Financial Statements.

Financial Highlights (concluded)
NEW JERSEY TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		1/31/2011(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$4.69		$4.42

Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)

Total from investment operations			(.01)

Net asset value on SEC Effective Date, 2/1/2011			$4.41

Investment operations:
Net investment income(b)	.11		.15
Net realized and unrealized gain	.21		.28	(d)

Total from investment operations.	.32		.43

Distributions to shareholders from:
Net investment income	(.11)		(.15)

Net asset value, end of period	$4.90		$4.69

Total Return(e)			9.79	%(f)(g)
Total Return(e)	6.55	%(f)	10.02	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	29	%(f)	.59	%(j)

Expenses, excluding expense reductions	.30	%(f)	.64	%(j)

Net investment income	2.21	%(f)	4.85	%(j)

Supplemental Data:

Net assets, end of period (000)	$12		$11
Portfolio turnover rate	12.85	%(f)	23.14%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	179

Financial Highlights
NEW YORK TAX FREE FUND

	Class A Shares

	Six Months Ended 3/31/2012 (unaudited)
			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.66		$10.96	$10.78	$9.71	$10.96	$11.27

Investment operations:
Net investment income(a)	.23		.48	.49	.48	.46	.47
Net realized and unrealized gain (loss)	.35		(.30)	.17	1.06	(1.24)	(.31)

Total from investment operations	.58		.18	.66	1.54	(.78)	.16

Distributions to shareholders from:
Net investment income	(.23)		(.48)	(.48)	(.47)	(.47)	(.47)

Net asset value, end of period	$11.01		$10.66	$10.96	$10.78	$9.71	$10.96

Total Return(b)	5.49	%(c)	1.85%	6.37%	16.49%	(7.37)%	1.47%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(c)	.85%	.85%	.87%	.99%	1.01%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.78%	.77%	.78%	.78%	.70%

Expenses, excluding expense reductions and expenses reimbursed	.42	%(c)	.85%	.85%	.87%	1.00%	1.16%

Net investment income	2.14	%(c)	4.64%	4.55%	4.90%	4.36%	4.20%

Supplemental Data:

Net assets, end of period (000)	$231,559		$216,126	$238,259	$231,452	$221,057	$243,416
Portfolio turnover rate	16.17	%(c)	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

180	See Notes to Financial Statements.

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class C Shares

	Six Months Ended 3/31/2012 (unaudited)
			Year Ended 9/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.65		$10.95	$10.76	$9.70	$10.96	$11.27

Investment operations:
Net investment income(a)	.20		.42	.41	.41	.40	.39
Net realized and unrealized gain (loss)	.35		(.31)	.19	1.06	(1.25)	(.30)

Total from investment operations	.55		.11	.60	1.47	(.85)	.09

Distributions to shareholders from:
Net investment income	(.20)		(.41)	(.41)	(.41)	(.41)	(.40)

Net asset value, end of period	$11.00		$10.65	$10.95	$10.76	$9.70	$10.96

Total Return(b)	5.17	%(c)	1.19%	5.74%	15.69%	(8.02)%	.84%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.74	%(c)	1.50%	1.54%	1.55%	1.63%	1.67%

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.71	%(c)	1.43%	1.46%	1.46%	1.41%	1.36%

Expenses, excluding expense reductions and expenses reimbursed	.74	%(c)	1.50%	1.54%	1.55%	1.63%	1.81%

Net investment income	1.82	%(c)	3.99%	3.85%	4.21%	3.72%	3.53%

Supplemental Data:

Net assets, end of period (000)	$42,990		$38,627	$42,397	$37,554	$31,262	$25,423
Portfolio turnover rate	16.17	%(c)	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	181

Financial Highlights (continued)
NEW YORK TAX FREE FUND

	Class F Shares

	Six Months Ended 3/31/2012 (unaudited)						9/28/2007(a) to 9/30/2007
			Year Ended 9/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.67		$10.97	$10.78	$9.72	$10.96	$10.96

Investment operations:
Net investment income(b)	.23		.49	.50	.48	.48	—	(c)
Net realized and unrealized gain (loss)	.35		(.30)	.18	1.06	(1.24)	—	(c)

Total from investment operations	.58		.19	.68	1.54	(.76)	—	(c)

Distributions to shareholders from:
Net investment income	(.23)		(.49)	(.49)	(.48)	(.48)	—

Net asset value, end of period	$11.02		$10.67	$10.97	$10.78	$9.72	$10.96

Total Return(d)	5.54	%(e)	1.95%	6.57%	16.51%	(7.18)%	.00%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.37	%(e)	.75%	.75%	.77%	.82%	.00	%(e)(f)

Expenses, excluding interest expense, including expense reductions and expenses reimbursed(g)	.34	%(e)	.68%	.67%	.68%	.61%	.00	%(e)(f)

Expenses, excluding expense reductions and expenses reimbursed	.37	%(e)	.75%	.75%	.77%	.83%	.00	%(e)(f)

Net investment income	2.16	%(e)	4.73%	4.64%	4.81%	4.43%	.00	%(e)(f)

Supplemental Data:

Net assets, end of period (000)	$12,993		$7,907	$7,631	$3,143	$9	$10
Portfolio turnover rate	16.17	%(e)	47.37%	30.34%	22.34%	44.67%	25.38%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.
(g)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

182	See Notes to Financial Statements.

Financial Highlights (concluded)
NEW YORK TAX FREE FUND

	Class I Shares

	Six Months Ended 3/31/2012 (unaudited)		1/31/2011(a) to 9/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$10.67		$10.10

Investment operations:
Net investment income(b)			—	(c)
Net realized and unrealized loss			(.01)

Total from investment operations			(.01)

Net asset value on SEC Effective Date, 2/1/2011			$10.09

Investment operations:
Net investment income(b)	.24		.34
Net realized and unrealized gain	.34		.58	(d)

Total from investment operations	.58		.92

Distributions to shareholders from:
Net investment income	(.24)		(.34)

Net asset value, end of period	$11.01		$10.67

Total Return(e)			9.12	%(f)(g)
Total Return(e)	5.53	%(f)	9.21	%(f)(h)
Ratios to Average Net Assets:

Expenses, excluding interest expense and including expense reductions(i)	28	%(f)	.57	%(j)

Expenses, excluding expense reductions	.32	%(f)	.67	%(j)

Net investment income	2.27	%(f)	4.91	%(j)

Supplemental Data:

Net assets, end of period (000)	$12		$11
Portfolio turnover rate	16.17	%(f)	47.37%

(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	183

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C, F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F, I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,I and P
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns filed remains open for the fiscal years ended September 30, 2008 through September 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation

Notes to Financial Statements (unaudited)(continued)

margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2012, each Fund except Short Duration had open futures contracts.

(g)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2012, as well as the average trust certificates outstanding for the six months then ended March 31, 2012:

Notes to Financial Statements (unaudited)(continued)

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$7,000,000.19%		$14,592,340	$7,000,000
Intermediate	7,925,000	.19% - .25%	17,568,741	9,021,667
AMT Free	1,000,000	.23% - .25%	2,255,465	833,333
National	189,767,226	.16% - .36%	429,756,788	177,313,893
High Yield	157,000,000	.19% - .36%	347,126,679	149,553,333
California	11,975,000	.19% - .25%	26,139,022	13,641,667
New Jersey	5,310,000.19%		11,379,730	5,310,000
New York	17,860,000	.19% - .29%	40,564,981	19,833,333

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2012, the Funds’ Liability for Trust Certificates approximates fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at fair value:

			Short Duration

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$1,592,748,580	$—	$1,592,748,580
Variable Rate Demand Notes	—	564,130,000	—	564,130,000

Total	$—	$2,156,878,580	$—	$2,156,878,580

				Intermediate

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,988,583,479	$633,050	$2,989,216,529
Money Market Mutual Fund	1,775	—	—	1,775
Variable Rate Demand Notes	—	124,625,000	—	124,625,000

Total	$1,775	$3,113,208,479	$633,050	$3,113,843,304

Other Financial Instruments

Futures Contracts
Assets	$3,429,240	$—	$—	$3,429,240
Liabilities	—	—	—	—

Total	$3,429,240	$—	$—	$3,429,240

				AMT Free

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$117,412,339	$—	$117,412,339

Total	$—	$117,412,339	$—	$117,412,339

Other Financial Instruments

Futures Contracts
Assets	$413,434	$—	$—	$413,434
Liabilities	—	—	—	—

Total	$413,434	$—	$—	$413,434

				National

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$1,972,496,346	$633,050	$1,973,129,396
Money Market Mutual Funds	5,409	—	—	5,409
Variable Rate Demand Notes	—	26,850,000	—	26,850,000

Total	$5,409	$1,999,346,346	$633,050	$1,999,984,805

Other Financial Instruments

Futures Contracts
Assets	$5,832,439	$—	$—	$5,832,439
Liabilities	—	—	—	—

Total	$5,832,439	$—	—	$5,832,439

Notes to Financial Statements (unaudited)(continued)

				High Yield

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$1,769,713,583	$1,503,494	$1,771,217,077
Money Market Mutual Funds	3,687	—	—	3,687
Variable Rate Demand Notes	—	19,415,000	—	19,415,000

Total	$3,687	$1,789,128,583	$1,503,494	$1,790,635,764

Other Financial Instruments

Futures Contracts
Assets	$6,059,729	$—	$—	$6,059,729
Liabilities	—	—	—	—

Total	$6,059,729	$—	$—	$6,059,729

				California

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$223,856,435	$—	$223,856,435
Money Market Mutual Fund	26	—	—	26
Variable Rate Demand Note	—	2,000,000	—	2,000,000

Total	$26	$225,856,435	$—	$225,856,461

Other Financial Instruments

Futures Contracts
Assets	$920,870	$—	$—	$920,870
Liabilities	—	—	—	—

Total	$920,870	$—	$—	$920,870

				New Jersey

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$134,449,568	$—	$134,449,568
Money Market Mutual Fund	5	—	—	5

Total	$5	$134,449,568	$—	$134,449,573

Other Financial Instruments

Futures Contracts
Assets	$400,848	$—	$—	$400,848
Liabilities	—	—	—	—

Total	$400,848	$—	$—	$400,848

				New York

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$299,611,306	$—	$299,611,306
Money Market Mutual Fund	331	—	—	331
Variable Rate Demand Note	—	1,400,000	—	1,400,000

Total	$331	$301,011,306	$—	$301,011,637

Other Financial Instruments

Futures Contracts
Assets	$1,133,223	$—	$—	$1,133,223
Liabilities	—	—	—	—

Total	$1,133,223	$—	$—	$1,133,223

* See Schedule of Investments for fair values in each industry.

Notes to Financial Statements (unaudited)(continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	National	High Yield

Investment Type	Municipal Bonds	Municipal Bonds	Municipal Bonds

Balance as of October 1, 2011	$534,590	$534,590	$1,269,652
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized
appreciation/depreciation	98,460	98,460	233,842
Purchases	—	—	—
Sales	—	—	—
Net transfers in or out of Level 3	—	—	—

Balance as of March 31, 2012	$633,050	$633,050	$1,503,494

(j)

Disclosures about Derivative Instruments and Hedging Activities–Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2012 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2012, the Funds had interest rate futures contracts with cumulative net unrealized depreciation which are included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. The net realized gain/(loss) and net change in unrealized appreciation/depreciation on futures contracts are included in the Statement of Operations under the captions Net realized loss on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and for the six months ended March 31, 2012:

	Net Unrealized Appreciation as of March 31, 2012	Net Realized Loss	Net Change in Unrealized Depreciation	Average Number of Contracts*

Intermediate	3,429,240	(4,465,310)	5,993,068	869
AMT Free	413,435	(367,047)	597,345	65
National	5,832,439	(8,084,903)	11,596,700	1,244
High Yield	6,059,729	(11,071,352)	15,420,564	1,164
California	920,870	(1,718,857)	2,451,927	163
New Jersey	400,848	(784,027)	1,071,310	82
New York	1,133,223	(2,140,985)	2,949,699	226

*Calculated based on the number of contracts for the six months ended March 31, 2012.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees
The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses

Notes to Financial Statements (unaudited)(continued)

relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Intermediate is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2012, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee

Short Duration	.31%
Intermediate	.35%
AMT Free	.10%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the twelve month period February 1, 2012 through January 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .41%, .47% and .35%, respectively. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

For the twelve month period through January 31, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate and AMT Free and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, did not exceed an annualized rate of .39%, .45% and .30%, respectively.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees	Class A	Class B	Class C(1)	Class F	Class P

Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Short Duration	$56,297	$339,629
Intermediate	213,429	1,280,436
AMT Free	17,886	108,551
National	111,045	693,561
High Yield	102,567	679,015
California	12,992	72,808
New Jersey	4,381	27,999
New York	14,118	84,548

Distributor received the following amount of CDSCs for the six months ended March 31, 2012:

	Class A	Class C

Short Duration	$148,810	$37,183
Intermediate	113,831	39,919
AMT Free	3,228	1,062
National	16,807	7,581
High Yield	19,369	17,406
California	5,298	1,731
New Jersey	—	—
New York	568	1,071

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2012 and the fiscal year ended September 30, 2011 was as follows:

	Short Duration		Intermediate

	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011

Distributions paid from:
Tax-exempt income	$17,659,156	$36,254,784	$43,044,112	$75,976,180
Net long-term capital gains	1,326,190	—	—	—

Total distributions paid	$18,985,346	$36,254,784	$43,044,112	$75,976,180

	AMT Free		National

	Six Months Ended 3/31/2012 (unaudited)	Period Ended 9/30/2011*	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011

Distributions paid from:
Tax-exempt income	$1,923,348	$1,507,013	$40,037,155	$78,421,436

Total distributions paid	$1,923,348	$1,507,013	$40,037,155	$78,421,436

	High Yield		California

	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011

Distributions paid from:
Tax-exempt income	$42,270,395	$95,794,732	$4,380,761	$9,117,785
Ordinary income	—	1,275,463	—	—

Total distributions paid	$42,270,395	$97,070,195	$4,380,761	$9,117,785

	New Jersey		New York

	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011	Six Months Ended 3/31/2012 (unaudited)	Year Ended 9/30/2011

Distributions paid from:
Tax-exempt income	$2,667,443	$5,301,017	$5,698,318	$11,873,846
Ordinary income	—	76,137	—	—

Total distributions paid	$2,667,443	$5,377,154	$5,698,318	$11,873,846

*	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

Notes to Financial Statements (unaudited)(continued)

As of September 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total

Intermediate	$26,684	$63,298	$16,132	$140,520	$25,504	$—	$870,134	$3,629,348	$4,771,620
National*	2,032,157	211,810	1,608,164	1,395,469	1,774,936	24,469,869	16,239,818	—	47,732,223
High Yield	—	—	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	254,618,124
California	777,657	—	—	429,137	3,345	1,405,669	5,151,330	502,921	8,270,059
New Jersey	1,373,781	—	87,412	—	—	—	4,168,179	1,290,500	6,919,872
New York	—	—	562,562	—	—	1,280,143	5,906,184	2,268,803	10,017,692

*  Includes $12,052,941 cumulative capital loss carryforwards transferred from an acquisition. Refer to Note 12 Reorganizations for additional information.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Short Duration	$2,110,108,264	$41,209,389	$(1,439,073)	$39,770,316
Intermediate	2,950,609,239	169,579,995	(14,270,930)	155,309,065
AMT Free	109,465,618	7,162,108	(215,387)	6,946,721
National	1,704,255,782	136,224,467	(30,262,670)	105,961,797
High Yield	1,678,538,009	105,969,917	(150,872,162)	(44,902,245)
California	198,340,198	16,917,998	(1,376,735)	15,541,263
New Jersey	121,743,360	9,950,846	(2,554,633)	7,396,213
New York	267,428,110	20,257,243	(4,533,716)	15,723,527

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and other temporary adjustments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2012 were as follows:

	Purchases	Sales

Short Duration	$368,299,311	$171,393,685
Intermediate	1,073,187,067	469,401,096
AMT Free	67,383,914	18,516,528
National	575,370,083	480,237,404
High Yield	390,983,720	325,243,679
California	47,410,638	35,676,856
New Jersey	25,647,335	16,825,583
New York	57,266,974	46,926,668

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2012.

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett have entered into an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

For the period February 3, 2011 through April 1, 2012, Short Duration, High Yield and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a facility from SSB with an annual fee to maintain the facility of .125% of the amount available under the facility. As of March 31, 2012, there were no loans outstanding pursuant to this Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and

Notes to Financial Statements (continued)

portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state. There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	21,224,760	$336,137,944	39,424,502	$620,377,830
Reinvestment of distributions	511,805	8,102,442	980,563	15,407,656
Shares reacquired	(15,454,160)	(244,615,541)	(45,428,357)	(713,037,931)

Increase (decrease)	6,282,405	$99,624,845	(5,023,292)	$(77,252,445)

Class C Shares

Shares sold	3,574,139	$56,602,778	5,250,502	$82,606,872
Reinvestment of distributions	59,139	936,144	107,965	1,696,709
Shares reacquired	(2,013,135)	(31,884,124)	(5,798,281)	(91,023,998)

Increase (decrease)	1,620,143	$25,654,798	(439,814)	$(6,720,417)

Class F Shares

Shares sold	16,751,817	$265,392,330	19,278,675	$303,126,692
Reinvestment of distributions	138,796	2,197,826	218,750	3,438,004
Shares reacquired	(6,737,617)	(106,770,397)	(14,382,150)	(225,812,697)

Increase	10,152,996	$160,819,759	5,115,275	$80,751,999

Class I Shares

Shares sold	1,296,902	$20,523,582	859,524	$13,530,756
Reinvestment of distributions	5,954	94,375	5,599	88,133
Shares reacquired	(882,456)	(14,002,112)	(605,760)	(9,559,153)

Increase	420,400	$6,615,845	259,363	$4,059,736

Intermediate	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	48,666,021	$518,205,797	63,027,315	$649,441,782
Converted from Class B*	13,763	144,911	35,278	360,887
Reinvestment of distributions	1,638,620	17,454,176	2,944,250	30,127,479
Shares reacquired	(22,048,363)	(233,717,474)	(59,480,984)	(604,834,882)

Increase	28,270,041	$302,087,410	6,525,859	$75,095,266

Class B Shares

Shares sold	18,149	$194,148	37,468	$380,027
Reinvestment of distributions	4,830	51,334	12,890	131,653
Shares reacquired	(51,636)	(549,336)	(127,458)	(1,292,579)
Converted to Class A*	(13,776)	(144,911)	(35,312)	(360,887)

Decrease	(42,433)	$(448,765)	(112,412)	$(1,141,786)

Class C Shares

Shares sold	13,504,007	$143,497,657	16,950,943	$174,446,587
Reinvestment of distributions	369,897	3,934,499	681,105	6,960,720
Shares reacquired	(3,330,469)	(35,353,129)	(11,583,602)	(117,445,031)

Increase	10,543,435	$112,079,027	6,048,446	$63,962,276

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	30,325,105	$322,367,880	45,156,440	$461,870,690
Reinvestment of distributions	425,852	4,541,774	631,744	6,462,834
Shares reacquired	(8,703,828)	(92,623,157)	(22,800,469)	(232,064,976)

Increase	22,047,129	$234,286,497	22,987,715	$236,268,548

			Period Ended September 30, 2011†

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	1,362,006	$14,335,974	243,673	$2,516,668
Reinvestment of distributions	5,971	63,793	1,850	19,304
Shares reacquired	(66,500)	(715,233)	(579)	(6,018)

Increase	1,301,477	$13,684,534	244,944	$2,529,954

			Year Ended September 30, 2011

Class P Shares	Shares	Amount	Shares	Amount

Reinvestment of distributions	20.128	$214	45.581	$469

Increase	20.128	$214	45.581	$469

AMT Free	Six Months Ended March 31, 2012 (unaudited)		Period Ended September 30, 2011††

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,600,769	$40,207,774	4,597,265	$66,615,105
Reinvestment of distributions	60,716	941,082	32,339	470,929
Shares reacquired	(788,993)	(12,217,255)	(499,723)	(7,263,033)

Increase	1,872,492	$28,931,601	4,129,881	$59,823,001

Class C Shares

Shares sold	456,837	$7,066,195	186,329	$2,717,662
Reinvestment of distributions	3,701	57,589	1,478	21,699
Shares reacquired	(27,272)	(420,615)	(19,849)	(292,045)

Increase	433,266	$6,703,169	167,958	$2,447,316

Class F Shares

Shares sold	673,941	$10,387,921	264,174	$3,898,933
Reinvestment of distributions	3,380	52,469	1,320	19,497
Shares reacquired	(69,381)	(1,067,203)	(15,663)	(232,333)

Increase	607,940	$9,373,187	249,831	$3,686,097

Class I Shares

Shares sold	—	$—	670	$10,055
Reinvestment of distributions	16	248	31	442

Increase	16	$248	701	$10,497

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	12,548,981	$135,538,838	19,282,466	$199,147,184
Converted from Class B*	69,772	748,826	332,348	3,389,830
Reinvestment of distributions	2,568,529	27,715,318	5,045,526	51,645,948
Shares reacquired	(10,850,833)	(116,642,393)	(38,999,284)	(397,196,646)
Shares issued in reorganizations (See Note 12)	—	—	55,034,359	566,853,901

Increase	4,336,449	$47,360,589	40,695,415	$423,840,217

Class B Shares

Shares sold	24,065	$255,295	21,915	$229,993
Reinvestment of distributions	11,917	129,084	35,193	362,553
Shares reacquired	(77,320)	(841,042)	(339,361)	(3,453,132)
Converted to Class A*	(69,419)	(748,826)	(330,715)	(3,389,830)

Decrease	(110,757)	$(1,205,489)	(612,968)	$(6,250,416)

Class C Shares

Shares sold	2,402,622	$25,951,582	2,975,419	$30,940,944
Reinvestment of distributions	183,497	1,983,237	357,691	3,672,942
Shares reacquired	(1,103,291)	(11,879,422)	(4,969,746)	(50,492,778)

Increase (decrease)	1,482,828	$16,055,397	(1,636,636)	$(15,878,892)

Class F Shares

Shares sold	2,691,090	$28,948,494	3,623,729	$37,684,526
Reinvestment of distributions	95,599	1,033,698	141,747	1,451,505
Shares reacquired	(1,441,773)	(15,588,983)	(4,750,839)	(48,955,530)
Shares issued in reorganizations (See Note 12)	—	—	2,276,678	23,427,016

Increase	1,344,916	$14,393,209	1,291,315	$13,607,517

Class I Shares

Shares sold	—	$—	—(a )	$5
Reinvestment of distributions	25	271	52	529

Increase	25	$271	52	$534

High Yield	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	13,374,976	$148,525,029	30,917,948	$342,129,561
Reinvestment of distributions	1,913,411	21,216,657	4,006,922	44,193,007
Shares reacquired	(13,030,963)	(142,968,300)	(56,467,566)	(628,270,128)

Increase (decrease)	2,257,424	$26,773,386	(21,542,696)	$(241,947,560)

Class B Shares

Reinvestment of distributions	23.504	$261	50.335	$551

Increase	23.504	$261	50.335	$551

Notes to Financial Statements (unaudited)(continued)

High Yield	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	3,908,774	$43,440,414	7,052,406	$78,668,082
Reinvestment of distributions	668,872	7,416,754	1,474,064	16,248,957
Shares reacquired	(4,373,126)	(48,229,507)	(17,326,232)	(191,361,792)

Increase (decrease)	204,520	$2,627,661	(8,799,762)	$(96,444,753)

Class F Shares

Shares sold	5,375,474	$59,506,237	10,507,162	$118,515,023
Reinvestment of distributions	235,341	2,615,065	476,246	5,243,587
Shares reacquired	(3,685,877)	(40,622,276)	(13,399,408)	(147,758,008)

Increase (decrease)	1,924,938	$21,499,026	(2,416,000)	$(23,999,398)

Class I Shares

Shares sold	18,185	$199,931	798,002	$8,801,820
Reinvestment of distributions	221	2,453	255	2,832
Shares reacquired	(3,070)	(33,840)	(603,681)	(6,641,274)

Increase	15,336	$168,544	194,576	$2,163,378

Class P Shares

Reinvestment of distributions	26.987	$299	56.070	$618

Increase	26.987	$299	56.070	$618

California	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,933,630	$19,792,907	2,423,887	$23,327,288
Reinvestment of distributions	253,184	2,577,226	515,561	4,966,443
Shares reacquired	(1,417,655)	(14,360,599)	(3,974,335)	(38,144,863)

Increase (decrease)	769,159	$8,009,534	(1,034,887)	$(9,851,132)

Class C Shares

Shares sold	491,541	$5,017,843	384,782	$3,769,410
Reinvestment of distributions	33,523	341,643	68,375	659,141
Shares reacquired	(268,418)	(2,738,762)	(870,943)	(8,317,705)

Increase (decrease)	256,646	$2,620,724	(417,786)	$(3,889,154)

Class F Shares

Shares sold	557,866	$5,723,885	1,036,996	$9,973,539
Reinvestment of distributions	16,825	171,489	28,581	275,394
Shares reacquired	(175,919)	(1,773,134)	(828,389)	(7,925,464)

Increase	398,772	$4,122,240	237,188	$2,323,469

			Period Ended September 30, 2011†

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	—	$—	1,087	$10,045
Reinvestment of distributions	26	265	38	363

Increase	26	$265	1,125	$10,408

Notes to Financial Statements (unaudited)(continued)

New Jersey	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,890,099	$27,926,507	2,872,430	$13,072,414
Reinvestment of distributions	417,640	2,007,518	825,069	3,774,629
Shares reacquired	(4,678,388)	(22,412,001)	(5,390,367)	(24,666,709)

Increase (decrease)	1,629,351	$7,522,024	(1,692,868)	$(7,819,666)

Class F Shares

Shares sold	562,475	$2,725,388	1,113,446	$5,228,495
Reinvestment of distributions	10,548	50,930	17,327	79,168
Shares reacquired	(330,019)	(1,614,658)	(861,712)	(3,927,334)

Increase	243,004	$1,161,660	269,061	$1,380,329

			Period Ended September 30, 2011†

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	—	$—	2,273	$10,047
Reinvestment of distributions	51	248	74	335

Increase	51	$248	2,347	$10,382

New York	Six Months Ended March 31, 2012 (unaudited)		Year Ended September 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,821,505	$19,699,564	3,011,463	$31,640,785
Reinvestment of distributions	297,166	3,218,304	617,001	6,435,697
Shares reacquired	(1,356,908)	(14,688,551)	(5,101,187)	(53,078,147)

Increase (decrease)	761,763	$8,229,317	(1,472,723)	$(15,001,665)

Class C Shares

Shares sold	494,091	$5,371,044	565,408	$5,931,487
Reinvestment of distributions	36,219	391,815	72,121	751,188
Shares reacquired	(248,135)	(2,685,194)	(883,981)	(9,124,752)

Increase (decrease)	282,175	$3,077,665	(246,452)	$(2,442,077)

Class F Shares

Shares sold	500,831	$5,417,476	518,654	$5,506,570
Reinvestment of distributions	12,919	140,593	20,782	216,690
Shares reacquired	(75,507)	(822,659)	(494,411)	(5,089,971)

Increase	438,243	$4,735,410	45,025	$633,289

			Period Ended September 30, 2011†

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	—	$—	994	$10,045
Reinvestment of distributions	23.263	251	33	339

Increase	23.263	$251	1,027	$10,384

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.
†	For the period January 31, 2011 (commencement of operations) to September 30, 2011.
††	For the period October 26, 2010 (commencement of operations) to September 30, 2011.

Notes to Financial Statements (unaudited)(concluded)

12.	REORGANIZATIONS

As of the close of business on November 19, 2010, National acquired the net assets of each of the funds listed below (the "Acquired Funds"), pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange of 57,311,037 shares (valued at $590,280,917) of National and 107,952,755 shares of the Acquired Funds outstanding on November 19, 2010. The Acquired Funds’ net assets at the date of the acquisition, including $4,356,765 of unrealized depreciation, $95,025 of undistributed net investment income, and $16,280,071 of accumulated net realized losses, were combined with those of National. Total shares issued by National and total net assets of the Acquired Funds, including appreciation/(depreciation), undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by National	Shares Exchanged	Net Unrealized Appreciation/ (Depreciation)	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds

Connecticut	10,584,625	11,120,698	$(1,481,652)	$(7,831)	$(4,837,006)	$109,014,889
Georgia	12,059,536	23,467,055	(954,682)	81,755	(4,252,963)	124,205,487
Hawaii	11,246,528	24,242,654	476,365	452	(2,758,620)	115,835,572
Missouri	14,956,054	31,401,203	(2,009,392)	33,575	(3,321,157)	154,045,213
Pennsylvania	8,464,294	17,721,145	(387,404)	(12,926)	(1,110,325)	87,179,756

The total net assets of National immediately before the acquisition were $1,190,394,762. Total net assets of the Acquired Funds immediately before the acquisition were $590,280,917. Total net assets of National immediately after the acquisition were $1,780,675,679.

13.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Approval of Advisory Contract

The Board of Directors of the Company (the "Board"), including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC ("Lord Abbett"), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to each Fund’s management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision with respect to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of each Fund’s portfolio management team by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the "performance universe") and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the "peer group"); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that the relevant performance universe, in each case as of various periods ended August 31, 2011.

As to High Yield Municipal Bond Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month, one-year, three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper High Yield Municipal Debt Index for each of those periods.

Approval of Advisory Contract (continued)

As to Intermediate Tax Free Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month, three-year, and five-year periods, and the second quintile for the one-year period. The Board also observed that the investment performance was higher than that of the Lipper Intermediate Municipal Debt Index for each of those periods.

As to National Tax Free Income Fund, the Board observed that the investment performance of Class A shares of the Fund was in the third quintile of its performance universe for the eight-month and three-year periods, and the fourth quintile for the one-year, five-year, and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper General Municipal Debt Index for each of those periods.

As to Short Duration Tax Free Fund, the Board observed that the Fund had begun investment operations in December 2008 and commenced performance on December 31, 2008, and thus it was not possible to draw definitive conclusions regarding its investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month period and the period since inception and the first quintile for the one-year period. The Board also observed that the investment performance was higher than that of the Lipper Short Municipal Debt Index for each of those periods.

As to AMT Free Municipal Bond Fund, the Board observed that the Fund had a performance inception date of October 29, 2010, and thus it was not possible to draw definitive conclusions regarding its performance based on the relatively short operating history. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight month period and the period since inception and higher than that of the Lipper General Municipal Debt Index for each of those periods.

As to California Tax Free Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the eight-month, one-year, and three-year periods, and the fifth quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper California Municipal Debt Index for each of those periods.

As to New Jersey Tax Free Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the eight-month period and the fifth quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper New Jersey Municipal Debt Index for each of those periods.

As to New York Tax Free Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month and ten-year periods, the fourth quintile for the one-year and five-year periods, and the second quintile for the three-year period. The Board also observed that the Fund’s investment performance was higher than that of the Lipper New York Municipal Debt Index for the eight-month, one-year, and three-year periods and lower than that of the Index for the five-year and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and

Approval of Advisory Contract (continued)

turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to High Yield Municipal Bond Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately the same as the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratio of Class B was approximately three basis points below the median of the peer group, the total expense ratio of Class C was approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, and the total expense ratio of Class P was approximately eight basis points above the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Intermediate Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately two basis points below the median of the peer group and the actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratio of Class B was approximately one basis point above the median of the peer group, the total expense ratio of Class C was approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately six basis points below the median of the peer group, and the total expense ratio of Class P was approximately twenty-four basis points above the median of the peer group. The Board noted that effective February 1, 2011 the Fund and Lord Abbett had agreed to a management fee waiver and expense limitation agreement whereby the total expense ratio, excluding 12b-1 fees and interest related expenses, of each class was limited to no more than 0.45%. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense limitation agreement through January 31, 2013 under which the expense ratio of each class would be limited to a level that was two basis points higher. The Board also considered what

Approval of Advisory Contract (continued)

the expense ratio of each class would be at the new expense reimbursement level proposed by Lord Abbett and how those expense ratios would relate to those of the peer group.

As to National Tax Free Income Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately one basis point below the median of the peer group, the total expense ratio of Class B was approximately three basis points above the median of the peer group, the total expense ratio of Class C was approximately seven basis points below the median of the peer group, and the total expense ratio of Class F was approximately two basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Short Duration Tax Free Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fee, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately four basis points below the median of the peer group. The Board observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class C was approximately one basis point above the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, and the total expense ratio of Class I was approximately five basis points below the median of the peer group. The Board noted that effective February 1, 2011 the Fund and Lord Abbett had agreed to a management fee waiver and expense limitation agreement whereby the total expense ratio, excluding 12b-1 fees (if any) and interest related expenses, of each class was limited to no more than 0.39%. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense limitation agreement through January 31, 2013 under which the expense ratio of each class would be limited to a level that was two basis points higher. The Board also considered what the expense ratio of each class would be at the new expense reimbursement level proposed by Lord Abbett and how those expense ratios would relate to those of the peer group.

As to AMT Free Municipal Bond Fund, the Board observed that for the period ended August 31, 2011, the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately one basis point above the median of the peer group and the actual management and administrative services fees were approximately forty-seven basis points below the median of the peer group. The Board observed that for the period ended August 31, 2011 the total expense ratio of Class A was approximately thirty-five basis points below the median of the peer group, the total expense ratio of Class C was approximately thirty basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-three basis points below the median of the peer group, and the total expense ratio of Class I was approximately thirty-one basis points below the median of the peer group. The Board noted that effective October 26, 2010 the Fund and Lord Abbett had agreed to a management

Approval of Advisory Contract (continued)

fee waiver and expense limitation agreement whereby the total expense ratio, excluding 12b-1 fees (if any) and interest related expenses, of each class was limited to no more than 0.30%. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense limitation agreement through January 31, 2013 under which the expense ratio of each class would be limited to a level that was five basis points higher. The Board also considered what the expense ratio of each class would be at the new expense reimbursement level proposed by Lord Abbett and how those expense ratios would relate to those of the peer group.

As to California Tax Free Income Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratio of Class C was approximately eight basis points below the median of the peer group, and the total expense ratio of Class F was approximately twelve basis points above the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to New Jersey Tax Free Income Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately the same as the median of the peer group and the total expense ratio of Class F was approximately five basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to New York Tax Free Income Fund, the Board observed that for the fiscal year ended September 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets; were approximately the same as the median of the peer group and the actual management and administrative services fees were approximately two basis points above the median of the peer group. With respect to Class F, the Board noted that the peer group constituted California municipal debt funds due to the limited number of New York municipal debt funds with the same distribution expense structure. The Board also observed that for the fiscal year ended September 30, 2010 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratio of Class C was approximately seven basis points below the median of the peer group, and the total expense ratio of Class F was approximately twelve basis points above the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a

Approval of Advisory Contract (concluded)

reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Funds. The Board observed that Distributor receives Rule12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds and other Lord Abbett funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett AMT Free Municipal Bond Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
Lord Abbett New Jersey Tax-Free Income Fund
Lord Abbett New York Tax-Free Income Fund

LATFI-3-0312 (05/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012